April 25, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE: Midland National Life Separate Account C File Number 333-128978

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 1 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan L L P at 202-383-0126.

Sincerely,


/s/


Terri Silvius
Director - Compliance
Variable Operations


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP


                                                           As filed with the Securities and Exchange Commission on April 28, 2006
                                                                                                     Registration Nos. 333-128978
                                                                                                                    and 811-07772
----------------------------------------------------------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
----------------------------------------------------------------------------------------------------------------------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.____                                                                       |_|
                     Post-Effective Amendment No. __1__                                                                      |X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                                                                 |_|
                                     ACT OF
                                      1940
                              Amendment No. 58                                                                               |X|

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    One Midland Plaza, Sioux Falls, SD 57193
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (605) 335-5700

Name and Address of Agent for Service:                                    Copy to:

Stephen P. Horvat, Jr.                                                    Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and General Counsel                      Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                   1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                   Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

It  is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   On _May 1, 2006_________ pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a) of Rule 485

|_|   On pursuant to paragraph (a) of Rule 485

                               -------------------

                            Title of securities being
                                  registered:
                           Vector II Variable Annuity
             Individual Flexible Premium Variable Annuity Contracts.

                      Vector II Variable Annuity Prospectus

                                   May 1, 2006

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The Vector II Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a non-qualified contract is $10,000. The minimum initial premium for a qualified contract is $2,000.

If You elect the Extra Credit Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Extra Credit Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Extra Credit Rider. Your expenses will be higher if You elect the Extra Credit Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Extra Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting Us at the numbers above. The SAI, dated May 1, 2006, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to the Separate account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of 50 funds at any one time among the 79 investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:

o  A I M Variable Insurance Funds                        o   PIMCO Variable Insurance Trust, Inc
o  Alger American Fund                                   o   ProFund Access One Trust
o  American Century Variable Portfolios, Inc.            o   ProFund VP Trust
o  Credit Suisse Trust                                   o   Rydex Variable Trust
o  DireXion Insurance Trust                              o   Van Eck Worldwide Insurance Trust
o  Dreyfus Variable Insurance Trust                      o   Van Kampen Life Investment Trust
o  Goldman Sachs Variable Insurance Trust                o   Van Kampen Universal Institutional Funds, Inc.

Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.


--------------------------------------------------------------------------------
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.
The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.
--------------------------------------------------------------------------------

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
---------------------------------------------------------- --------------------------------------------------------

1.        AIM V.I. Basic Value                             41.       ProFund VP Large Cap Growth

---------------------------------------------------------- --------------------------------------------------------

2.        AIM V.I. International Growth                    42.       ProFund VP Large Cap Value

---------------------------------------------------------- --------------------------------------------------------

3.        AIM V.I. Mid Cap Core Equity                     43.       ProFund VP Mid-Cap Growth

---------------------------------------------------------- --------------------------------------------------------

4.        AIM V.I. Real Estate Fund                        44.       ProFund VP Mid-Cap Value

---------------------------------------------------------- --------------------------------------------------------

5.        Alger American Small Capitalization              45.       ProFund VP Money Market

---------------------------------------------------------- --------------------------------------------------------

6.        American Century VP Income &  Growth Fund        46.       ProFund VP Oil and Gas

---------------------------------------------------------- --------------------------------------------------------

7.        American Century VP International Fund           47.       ProFund VP OTC

---------------------------------------------------------- --------------------------------------------------------

8.        American Century VP Large Company Value          48.       ProFund VP Pharmaceuticals
          Fund

---------------------------------------------------------- --------------------------------------------------------

9.        American Century VP Mid Cap Value Fund           49.        ProFund VP Precious Metals

---------------------------------------------------------- --------------------------------------------------------

10.       American Century VP Ultra(R)Fund                  50.       ProFund VP Real Estate

---------------------------------------------------------- --------------------------------------------------------

11.       Credit Suisse Trust - Global Small Cap           51.        ProFund VP Rising Rates Opportunity
          Portfolio

---------------------------------------------------------- --------------------------------------------------------

12.       Credit Suisse Trust - Large Cap Value Portfolio  52.        ProFund VP Semiconductor

---------------------------------------------------------- --------------------------------------------------------

13.       DireXion Dynamic VP HY Bond Fund                 53.        ProFund VP Short Dow 301

---------------------------------------------------------- --------------------------------------------------------

14.       DireXion Evolution VP Managed Bond Fund          54.        ProFund VP Short Mid-Cap

---------------------------------------------------------- --------------------------------------------------------

15.       DireXion Evolution VP Managed Equity Fund        55.        ProFund VP Short OTC

---------------------------------------------------------- --------------------------------------------------------

16.       Dreyfus VIF Appreciation Portfolio               56.        ProFund VP Short Small-Cap

---------------------------------------------------------- --------------------------------------------------------

17.       Dreyfus VIF International Value Portfolio        57.        ProFund VP Small-Cap

---------------------------------------------------------- --------------------------------------------------------

18.       Dreyfus VIF Socially Responsible Growth          58.        ProFund VP Small-Cap Growth
          Fund, Inc.

---------------------------------------------------------- --------------------------------------------------------

19.       Goldman Sachs VIT Structured Small Cap           59.        ProFund VP Small-Cap Value
          Equity Fund

---------------------------------------------------------- --------------------------------------------------------

20.       PIMCO VIT All Asset Portfolio                    60.        ProFund VP Technology

---------------------------------------------------------- --------------------------------------------------------

21.       PIMCO VIT High Yield Portfolio                   61.        ProFund VP Telecommunications

---------------------------------------------------------- --------------------------------------------------------

22.       PIMCO VIT Low Duration Portfolio                 62.        ProFund VP UltraBull

---------------------------------------------------------- --------------------------------------------------------

23.       PIMCO VIT Real Return Portfolio                  63.        ProFund VP UltraMid-Cap

---------------------------------------------------------- --------------------------------------------------------

24.       PIMCO VIT Total Return Portfolio                 64.        ProFund VP UltraSmall-Cap

---------------------------------------------------------- --------------------------------------------------------

25.       ProFund Access VP High Yield Fund                65.        ProFund VP UltraOTC

---------------------------------------------------------- --------------------------------------------------------

26.       ProFund VP Asia 30                               66.        ProFund VP U.S. Government Plus

---------------------------------------------------------- --------------------------------------------------------

27.       ProFund VP Banks                                 67.       ProFund VP Utilities

---------------------------------------------------------- --------------------------------------------------------

28.       ProFund VP Basic Materials                       68.       Rydex VT Dynamic Dow Fund

---------------------------------------------------------- --------------------------------------------------------

29.       ProFund VP Bear                                  69.       Rydex VT Dynamic OTC Fund

---------------------------------------------------------- --------------------------------------------------------

30.       ProFund VP Biotechnology                         70.       Rydex VT Dynamic S&P 500

---------------------------------------------------------- --------------------------------------------------------

31.       ProFund VP Bull                                  71.       Rydex VT Inverse Dynamic Dow Fund

---------------------------------------------------------- --------------------------------------------------------

32.       ProFund VP Consumer Goods                        72.       Rydex VT U.S. Government Money Market Fund

---------------------------------------------------------- --------------------------------------------------------

33.       ProFund VP Consumer Services                     73.       Van Eck Worldwide Hard Assets Fund

---------------------------------------------------------- --------------------------------------------------------

34.       ProFund VP Dow 301                               74.       Van Kampen LIT Growth and Income
                                                                     Portfolio

---------------------------------------------------------- --------------------------------------------------------

35.       ProFund VP Europe 30                             75.       Van Kampen UIF Emerging Markets Debt
                                                                     Portfolio

---------------------------------------------------------- --------------------------------------------------------

36.       ProFund VP Financials                            76.       Van Kampen UIF Emerging Markets Equity
                                                                     Portfolio

---------------------------------------------------------- --------------------------------------------------------

37.       ProFund VP Health Care                           77.       Van Kampen UIF Mid Cap Growth Portfolio

---------------------------------------------------------- --------------------------------------------------------

38.       ProFund VP Industrials                           78.       Van Kampen UIF U.S. Mid Cap Value
                                                                     Portfolio

---------------------------------------------------------- --------------------------------------------------------

39.       ProFund VP Internet                              79.       Van Kampen UIF U.S. Real Estate Portfolio

---------------------------------------------------------- --------------------------------------------------------

40.       ProFund VP Japan

---------------------------------------------------------- --------------------------------------------------------


You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.


                                TABLE OF CONTENTS
                                                                                                                    PAGE

DEFINITIONS............................................................................................................8
SUMMARY...............................................................................................................12
      FEATURES OF VECTOR II VARIABLE ANNUITY..........................................................................12
            Your "Free Look" Right....................................................................................12
            Your Accumulation value...................................................................................12
            Flexible Premium Payments.................................................................................13
            Optional Benefits.........................................................................................13
            Investment Choices........................................................................................14
            Transfers.................................................................................................14
            Surrenders................................................................................................14
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................15
            Risk of Increase in Fees and Charges......................................................................15
            Effects of Market Timing..................................................................................15
      FEE TABLE.......................................................................................................15
            Contract Owner Transaction Expenses.......................................................................16
            Periodic Charges Other Than Portfolio Expenses............................................................16
            Range of Annual Operating Expenses for the Portfolios1....................................................17
      EXPENSE EXAMPLES................................................................................................17
      FINANCIAL INFORMATION...........................................................................................18
      CHARGES AND FEES................................................................................................19
            Surrender Charge..........................................................................................19
            Mortality and Expense Risk Charge.........................................................................20
            Administration Fee........................................................................................20
            Annual Maintenance Fee....................................................................................20
            Premium Taxes.............................................................................................20
            Optional Rider Charges....................................................................................20
ADDITIONAL INFORMATION ABOUT THE VECTOR II VARIABLE ANNUITY...........................................................20
      SUITABILITY OF THE CONTRACTS....................................................................................20
      DEATH BENEFIT...................................................................................................20
      OTHER PRODUCTS..................................................................................................21
      INQUIRIES AND CORRESPONDENCE....................................................................................21
      STATE VARIATIONS................................................................................................22
SEPARATE ACCOUNT C AND THE FUNDS......................................................................................22
      OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS...............................................................22
            The Funds.................................................................................................22
            Investment Policies Of The Funds' Portfolios..............................................................23
            Availability of the Portfolios............................................................................29
      AMOUNTS IN OUR SEPARATE ACCOUNT.................................................................................29
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................30
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT.........................................................30
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................31
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT.........................................................................31
      FREE LOOK.......................................................................................................32
      TAX-FREE "SECTION 1035" EXCHANGES...............................................................................32
      ALLOCATION OF PREMIUM PAYMENTS..................................................................................32
            Changing Your Premium Allocation Percentages..............................................................33
      OPTIONAL RIDERS.................................................................................................33
            Five for Life Plus Rider..................................................................................33
            Extra Credit Rider........................................................................................37
            GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................38
            GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................41
            Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................44
            Estate Planning Rider.....................................................................................45
            Mutually Exclusive Riders.................................................................................45
      YOUR ACCUMULATION VALUE.........................................................................................46
            Transaction Cut-Off Times.................................................................................46
            Transfers of Accumulation Value...........................................................................48
      TRANSFER LIMITATIONS............................................................................................48
      SURRENDERS......................................................................................................50
      DOLLAR COST AVERAGING...........................................................................................51
      PORTFOLIO REBALANCING...........................................................................................52
      SYSTEMATIC WITHDRAWALS..........................................................................................53
      FREE SURRENDER AMOUNT...........................................................................................54
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................54
      DEATH BENEFIT...................................................................................................54
      PAYMENT OF DEATH BENEFITS.......................................................................................56
CHARGES, FEES AND DEDUCTIONS..........................................................................................56
      SURRENDER CHARGES ON SURRENDERS.................................................................................56
      MORTALITY AND EXPENSE RISK CHARGE...............................................................................57
      ADMINISTRATION FEE..............................................................................................58
      ANNUAL MAINTENANCE FEE..........................................................................................58
      OPTIONAL RIDER CHARGES..........................................................................................58
            Five for Life Plus Rider..................................................................................59
            Extra Credit Rider........................................................................................59
            GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider......................................59
            GMDB Plus (Guaranteed Minimum Death Benefit) Rider........................................................59
            Shortened CDSC (Contingent Deferred Sales Charge) Rider...................................................59
            Estate Planning Rider.....................................................................................59
      TRANSFER CHARGE.................................................................................................59
      CHARGES IN THE FUNDS............................................................................................59
      PREMIUM TAXES...................................................................................................60
      OTHER TAXES.....................................................................................................60
FEDERAL TAX STATUS....................................................................................................60
      INTRODUCTION....................................................................................................60
      ANNUITY CONTRACTS IN GENERAL....................................................................................60
            Qualified and Non-Qualified Contracts.....................................................................61
            Minimum Distribution Rules and Eligible Rollover Distributions............................................62
            Diversification and Distribution Requirements.............................................................62
            Owner Control.............................................................................................62
            Required Distributions at Death (Non-Qualified Contracts).................................................62
            Surrenders - Non-Qualified Contracts......................................................................63
            Multiple Contracts........................................................................................63
            Withholding...............................................................................................64
            Annuity Payments..........................................................................................64
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................64
            Taxation of Death benefit Proceeds........................................................................64
            Transfers, Assignments or Exchange of Contracts...........................................................65
            Possible Tax Law Changes..................................................................................65
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................65
            Separate Account Charges..................................................................................66
            Annuity Purchases by Residents of Puerto Rico.............................................................66
      MATURITY DATE...................................................................................................66
            Electing  An Annuity Option...............................................................................66
            Fixed Payment Options.....................................................................................67
            Variable Payment Options..................................................................................67
            Payment Options...........................................................................................68
            Transfers after Annuitization for Variable Payment Options................................................68
ADDITIONAL INFORMATION................................................................................................69
      MIDLAND NATIONAL LIFE INSURANCE COMPANY.........................................................................69
            Our General Account.......................................................................................69
      FUND VOTING RIGHTS..............................................................................................69
            How We Determine Your Voting Shares.......................................................................70
            Voting Privileges of Participants In Other Companies......................................................70
      OUR REPORTS TO OWNERS...........................................................................................70
      DIVIDENDS.......................................................................................................70
      PERFORMANCE.....................................................................................................71
      CHANGE OF ADDRESS NOTIFICATION..................................................................................71
      MODIFICATION TO YOUR CONTRACT...................................................................................72
      YOUR BENEFICIARY................................................................................................72
      ASSIGNING YOUR CONTRACT.........................................................................................72
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT.........................................................................72
      DISTRIBUTION OF THE CONTRACTS...................................................................................73
      REGULATION......................................................................................................74
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC..............................................................74
      LEGAL PROCEEDINGS...............................................................................................74
      LEGAL MATTERS...................................................................................................75
      FINANCIAL STATEMENTS............................................................................................75
STATEMENT OF ADDITIONAL INFORMATION...................................................................................76
APPENDIX I............................................................................................................77
APPENDIX II...........................................................................................................81


                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold type throughout this document.


2x Funds means select Rydex VT investment divisions that Midland National will value twice each business day, once in the morning and once in the afternoon. If the underlying investment division closes early, Midland National will only value the investment division at the end of the business day. See definition of "Valuation Period" in this section, and "Transaction Cut-Off Times" on page 46. The investment divisions that make up the 2x funds are:

     o Rydex VT Dynamic Dow Fund
     o Rydex VT Dynamic S&P 500 Fund
     o Rydex VT Inverse Dynamic Dow Fund
     o Rydex VT Long Dynamic Dow Fund

     o Rydex VT U.S. Government Money Market Fund

Accumulation Unit means the units credited to each investment division in the Separate account before the maturity date.

Accumulation Value means the sum of the amounts You have in the investment divisions of Our Separate account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (Payee). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option on the maturity date.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., full or partial surrenders) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).

Contract Anniversary means the same date in each contract year as the issue date.


Contract Month means each month that begins on the same date as the day of the issue date. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).


Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner and an election of how the death benefit is to be paid, and any other required documents or forms.

Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate account on the issue date or as later changed by Us.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the GMIB Plus rider is elected. The GMIB accumulated value will have the GMIB income factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the GMIB Plus rider. The GMIB income factor equals the base contract's income payment factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are age 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the GMIB Plus rider is issued compounded at a rate of 5% annually until age 80.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the GPA is depleted while the Five for Life Plus rider is in effect. If the Five for Life Plus rider is elected at contract issue, the GPA equals the initial GPB times 7%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 7%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Five for Life Plus Rider. The GPB cannot be withdrawn in a lump sum. If the Five for Life Plus Rider is elected at contract issue, the GPB equals the initial premium payment including premium bonus, if any. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account, which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months, and contract years are determined.

Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner) while the Five for Life Plus Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this Rider has reached age 65. The GPB on the contract anniversary after the covered person has reached age 65 will be the initial GPB at rider election less any adjustments for partial surrenders and premiums. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract. Owner is referred to as "You" in the contract and in this prospectus.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the owner or an annuitant dies prior to the maturity date, then the beneficiary is the payee.


Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll free)
                         Fax: (866) 270-9565 (toll free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate account C which receives and invests Your premiums under the contract.

Surrender Value means the Separate account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax, administration fees, and annual maintenance fee.


Valuation Period means the time period used in measuring the investment experience of each investment division within the Separate Account. This period will vary based on the type of transaction request and the investment divisions involved in the transaction. For more detailed information see "Transaction Cut-Off Times" on page 46.


Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.


This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the Statement of Additional Information for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.


FEATURES OF VECTOR II VARIABLE ANNUITY


The Vector II Variable Annuity contract provides You with a basic contract to which You can add optional riders. If You choose to add any of these riders, a corresponding charge will be deducted from your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 20 for more detailed information.


This contract is designed for individuals seeking a long-term, tax-deferred accumulation of assets, and is generally for retirement or other long-term purposes. You should not buy this contract if You are looking for a short-term investment and/or cannot risk getting back less money than You put into the contract.

Your "Free Look" Right

You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less credits added by Us (which may be more or less than the premium payments You paid), or if required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see "Free Look" on page 32 for more details).


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

Your Accumulation value
Your accumulation value depends on:

     o the amount and frequency of premium payments,
     o the selected portfolio's investment experience,
     o partial surrenders, and
     o charges and deductions.


You bear the investment risk under the contract. There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation value" on page 46).


Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Additional premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000.

We may refuse to accept certain forms of premium payments, if applicable, or restrict the amount of certain forms of premium payments. For example, Traveler's Checks over a certain dollar amount or multiple lower denomination Money Orders may not be accepted. In addition, We may require information as to why a particular form of payment was used (for example, third party checks) and the source of the funds of such payment in order to determine whether or not We will accept it. Use of an unacceptable form of payment may result in Us returning Your premium payment and not issuing the contract.

Optional Benefits
The contract offers a number of optional benefits or riders. Each of these riders offer a specific benefit that may help You achieve Your long-term financial goals. There is generally a charge for each rider. These riders offer You an opportunity to tailor the Vector II variable annuity to meet Your specific needs. Since some optional riders cannot be terminated once elected, You should select Your options carefully. The optional riders available under this contract are:

--------------------------------------------------------------------------------
o         Five for Life Plus Rider
--------------------------------------------------------------------------------
o         Extra Credit Rider
--------------------------------------------------------------------------------

o         GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider

--------------------------------------------------------------------------------

o         GMDB Plus (Guaranteed Minimum Death Benefit) Rider

--------------------------------------------------------------------------------
o         Shortened CDSC (Contingent Deferred Sales Charge) Rider
--------------------------------------------------------------------------------
o         Estate Planning Rider
--------------------------------------------------------------------------------


For detailed explanations of these riders, see "optional riders" on page 33. For more information on the charges for each rider, see FEE TABLE" on page 15.

You cannot elect any combination of options that would result in extra charges of more than 2.00% per year. In addition, some of these riders cannot be elected in combination with other riders. See "Mutually Exclusive Riders" on page 45.


Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account. However, You may not have Your accumulation value allocated to more than 50 investment divisions at any one time, including the Fixed Account. For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 22). Your choices may be restricted if You elect the GMIB Plus rider or the GMDB Plus rider, and benefits under these riders may be severely limited if You choose certain investment divisions.

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 23.


Transfers
You may transfer Your accumulation value among the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). After annuitization, You may make two transfers each year among the Separate account investment divisions.

We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


See the "DEFINITIONS" section on page 8 for the definition of "Business Day" and "Valuation Period".

For more information on restrictions, procedures, and deadlines for transfers, see "Transaction Cut-Off Times" on page 46 and "Transfers of Accumulation value" on page 48. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 48.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 53). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your accumulation value as of Your previous anniversary each contract year without incurring a surrender charge (the "Free Surrender Amount"). Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Free Surrender Amount" on page 54).

We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee on a full surrender. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 56, "FEDERAL TAX STATUS" on page 60, and "Electing An Annuity Option" on page 66.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitant's age 75 or less at no additional charge. After the first contract year, We guarantee that We will increase the annual free surrender amount available under this contract from 10% of the accumulation value to 20% of the accumulation value if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 54 for more details.


Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Generally, individuals or organizations that use market-timing strategies and make frequent transfers should use the investment divisions designed for market-timing strategies. .

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

                                                      Charge
Sales Load Imposed on Purchase                         None
Maximum Surrender Charge (as a percentage of           7.00%
premiums withdrawn)
Transfer Fee                                           None

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed            Current
                                                                                 Maximum              Charge
Annual Maintenance Fee1                                                            $60                 $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge2
    Accumulation value at the beginning of each                                   1.45%               1.45%
    contract month is less than $25,000
    Accumulation value at the beginning of each
    contract month is equal to or greater than                                    1.30%               1.30%
    $25,000 and less than $100,000
    Accumulation value at the beginning of each                                   1.20%               1.20%
    contract month is greater than or equal to $100,000
Administration Fee3                                                               0.70%               0.45%
Waiver of Surrender Charges for Nursing Home Confinement Rider                     0%                   0%
Maximum Separate account  Expense for Base Contract Only                          2.15%               1.90%

Maximum Annual Charge for Optional Riders4                                        2.00%               2.00%
Total Separate Account Expenses with the Highest Possible
Mortality & Expense Risk Charge and Combination of Optional                       4.15%               3.90%
Rider Charges4

Optional Rider Charges4
   Extra Credit Rider5
     3% Bonus Option                                                              0.50%                0.50%
     4% Bonus Option                                                              0.65%                0.65%
     5% Bonus Option                                                              0.80%                0.80%
   Five for Life Plus Rider6,7                                                    0.65%                0.65%
   GMIB PLUS Rider7                                                               1.00%                0.50%
   GMDB Plus Rider
      3% Roll-Up Option                                                           0.45%               0.15%
      6% Roll-Up Option                                                           0.80%               0.40%
      Annual Step Up Option                                                       0.50%               0.20%
      Annual Step Up with 3% Roll-Up Option                                       0.55%               0.25%
      Annual Step Up with 6% Roll-Up Option                                       0.85%               0.50%
   Shortened CDSC Rider5
      4-Year Option                                                               0.80%               0.60%
      3-Year Option                                                               0.90%               0.65%
      0-Year Option                                                               1.00%               0.70%
   Estate Planning Rider7                                                         0.75%               0.30%

     1The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. Assuming a $35,000 average accumulation value, the current annual maintenance fee is 0.09% and the maximum fee is 0.17%. The annual maintenance fee is deducted only when the accumulation value is less than $50,000.
     2The mortality and expense risk charge will be determined at the beginning of the contract month for each contract month. Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value at the beginning of the contract month.

     3The administration charge may vary by investment division and ranges from 0.45% to 0.70%. Currently the fee is 0.45% for all investment divisions. If Your contract is issued with this fee, it is guaranteed for the life of the contract. See "Administration Fee" on page 58
      4You may select Optional Riders. You may not select a combination of riders that will result in total rider charges that exceed the maximum additional mortality and expense risk charge for optional riders of 2.00%. 5The Extra Credit Rider cannot be elected in combination with the CDSC Rider.
      6The guaranteed maximum charge for the Five for Life Plus Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. At the time You elect to "step-up," We may be charging more or less for this rider. See "Five for Life Plus Rider " on page 33 for more detailed information.
      7The Five for Life Plus Rider cannot be elected in combination with the GMIB Plus rider or the Estate Planning rider.


Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the currently available portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses       Lowest         Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,         0.75%          2.48%
and/or service (12b-1) fees and other expenses)
      1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2005. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 73.


EXPENSE EXAMPLES

The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2005).

Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: Base contract and highest possible combination of riders are elected; guaranteed charges and highest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $1,304       $2,528       $3,614       $6,219
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $674          $1,986      $3,251       $6,219
                           ------------ ------------ ------------ -----------

Example 2: Base contract with no optional riders elected; current charge levels and lowest portfolio expenses (without voluntary waivers of fees or expenses).

(1) If You surrender or annuitize Your contract at the end of the applicable time period:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $908          $1,388      $1,806       $3,071
                           ------------ ------------ ------------ -----------

(2) If You do NOT surrender Your contract:
                           ------------ ------------ ------------ -----------
                           1 Year       3 Years      5            10
                                                     Years        Years
                           ------------ ------------ ------------ -----------
                           $278         $851         $1,450       $3,071
                           ------------ ------------ ------------ -----------

The examples do not reflect transfer fees, or premium taxes (which may range up to 3.5% depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

FINANCIAL INFORMATION

Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. A Condensed Financial Statement
section is not included in this document, as no contracts had been issued under this prospectus as of December 31, 2005.

CHARGES AND FEES

Surrender Charge

Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal (See "Surrender Charges on Surrenders" on page 56.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

        Length of Time
     From Premium Payment            Surrender
       (Number of Years)              Charge
       -----------------              ------
               1                        7%
               2                        7%
               3                        6%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
              8+                        0%

No Surrender charge will be assessed upon:

     (a)  payment of death benefits;
     (b)  exercise of the free look right; and
     (c)  surrender of the free surrender amount.
     (d)  amounts withdrawn to pay the surrender charge on a partial surrender.

Under Midland National's current practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a full surrender, the second year surrender charge percentage of 7% would be charged on the $10,000 net premium amount (less the free surrender amount) and not the $8,000 accumulation value amount.


Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 60.)


Mortality and Expense Risk Charge

We deduct a per annum charge that ranges from 1.20% to 1.45% against all accumulation values held in the Separate account for assuming the mortality and expense risk and other risks and expenses under the contract, including certain payments to third parties for distribution or investment advisory services. (See "Mortality and Expense Risk Charge" on page 57.)


Administration Fee
We currently deduct a fee of 0.45% per annum against the accumulation value to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses under the contract including certain payments to third parties for distribution or investment advisory services. If Your contract is issued with this 0.45% fee, this fee is guaranteed for the life of Your contract and will not increase.

(See "Administration Fee" on page 58.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that this annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee for contracts with accumulation values of $50,000 or more on the contract anniversary. (See "Annual Maintenance Fee" on page 56.)


Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 60).


Optional Rider Charges

We deduct an additional fee if You select any of the optional riders available under this contract. See "FEE TABLE" on page 15.


           ADDITIONAL INFORMATION ABOUT THE VECTOR II VARIABLE ANNUITY

SUITABILITY OF THE CONTRACTS


Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.


DEATH BENEFIT

The Vector II Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. If the oldest annuitant or owner is less than age 81 when the contract is issued, the death benefit is equal to the greater of (a) the accumulation value, or (b) total premiums minus adjustments for partial surrenders, at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required. Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced accumulation value at the time of the partial surrender.

If the oldest annuitant or owner is age 81 or older when the contract is issued, the death benefit equals the accumulation value at the time We receive due proof of death, an election of how the death benefit is to be paid, and any other documents or forms required. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than the amount payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

Other death benefits are offered as options or riders.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                       Phone: (877) 586-0240 (toll-free)
                        Fax: (866) 270-9565 (toll-free)

You currently may send correspondence to Us by facsimile or telephone at the numbers listed above. Currently, You may also send transaction requests to Us by facsimile, telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

If You have authorized Your registered representative to complete transaction requests on Your behalf according to Your instructions, they can submit Your transfer requests via the internet. We reserve the right to restrict transfer requests among the 2x funds to internet transfer requests only. If this occurs, We will notify You in writing 30-days prior to this restriction becoming effective.

Internet transactions may not always be available. The internet can experience outages or slowdowns for a variety of reasons, which may prevent or delay Our receipt of Your request. You bear that risk.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account. (Some restrictions may apply.)

The Funds

Each of the 79 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

     1.  AIM Variable Insurance Funds
     2.  Alger American Funds,
     3.  American Century Variable Portfolios, Inc.,
     4.  Credit Suisse Trust,
     5.  DireXion Insurance Trust,
     6.  Dreyfus Variable Investment Fund,
     7.  Goldman Sachs Variable Insurance Trust,
     8.  PIMCO Variable Insurance Trust,
     9.  ProFund Access One Trust,
     10. ProFund VP Trust,
     11. Rydex Variable Trust,
     12. Van Eck Worldwide Insurance Trust,
     13. Van Kampen Life Investment Trust,

     14. Van Kampen Universal Institution Funds, Inc.

Our Separate account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.


We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial, may vary from portfolio to portfolio, and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.20% to 0.50% of Midland's investment in the funds.


Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are summarized below:

----------------------------------- -----------------------------------------------------------------------------------------------
Portfolio                           Objective
----------------------------------- -----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value                The fund's objective is long term growth of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. International Growth       The fund's investment objective is to provide long-term growth of capital.

----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity        The fund's objective is long-term growth of capital.

----------------------------------- -----------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund           The fund's investment objective is to achieve a high total return.
----------------------------------- -----------------------------------------------------------------------------------------------

Alger American Fund

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small                Seeks long-term capital appreciation.  It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index(R)
                                    or the S&P SmallCap 600(R) Index, updated quarterly.

----------------------------------- -----------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &        Seeks capital growth by investing in common stocks. Income is a secondary objective. The
Growth Fund                         Portfolio will seek to achieve its investment objective by investing in common stocks.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Fund                  management believes to have potential for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Large           Seeks long-term capital growth. Income is a secondary objective.
Company Value Fund
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Mid Cap         Seeks long-term capital growth.  Income is a secondary objective.  Invests primarily in
Value Fund                          equity securities of companies that management believes to be undervalued.
----------------------------------- -----------------------------------------------------------------------------------------------
American Century VP Ultra(R)        Seeks long-term capital growth by investing in common stocks considered by management
Fund                                to have better-than-average prospects for appreciation.
----------------------------------- -----------------------------------------------------------------------------------------------
Credit Suisse Trust
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Large Cap     Seeks long-term capital appreciation and continuity of income. Investments are principally
Value Portfolio                     in dividend paying stocks of large-cap US companies.
----------------------------------- -----------------------------------------------------------------------------------------------
Credit Suisse Trust - Global        Seeks long-term growth of capital by investing principally in equity securities of small
Small Cap Portfolio                 companies from at least three countries, including the US.
----------------------------------- -----------------------------------------------------------------------------------------------

DireXion Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
DireXion Dynamic VP HY Bond         The Fund seeks to maximize total return (income plus capital appreciation) by investing
Fund                                primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
----------------------------------- -----------------------------------------------------------------------------------------------
DireXion Evolution VP Managed       Seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.
Bond Fund
----------------------------------- -----------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Socially                Seeks to provide capital growth, with current income as a secondary goal.
Responsible Growth Fund, Inc.
----------------------------------- -----------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation            Seeks long-term capital growth consistent with the preservation of capital. Its secondary
Portfolio                           goal is current income.
----------------------------------- -----------------------------------------------------------------------------------------------
Dreyfus VIF International Value     Seeks long-term capital growth by investing in foreign stocks of value companies.
Portfolio
----------------------------------- -----------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured        Seeks long-term growth of capital.
Small Cap Equity Fund

----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Assets                Seeks maximum real return consistent with preservation of real capital and prudent investment management.

----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund Access One Trust
-----------------------------------------------------------------------------------------------------------------------------------
ProFund Access VP High Yield        Seeks to provide investment results that correspond generally to the total return of the high
Fund                                yield market consistent with maintaining reasonable liquidity.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Trust
-----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30                  Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Banks                    Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Basic Materials          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Bear                     Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Biotechnology            Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Bull                     Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Consumer Goods           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Consumer Services        Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Dow 30                   Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Europe 30                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Financials               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Health Care              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Industrials              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Internet                 Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Japan                    Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Large Cap Growth         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Large Cap Value          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Barra Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Barra Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value            Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P Midcap 400/Barra Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Money Market*            Seeks a high level of current income consistent with liquidity and preservation of capital.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Oil & Gas                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP OTC                      Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Precious Metals          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Real Estate              Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Rising Rates             Seeks daily investment results, before fees and expenses, that correspond to one and
Opportunity                         one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). In accordance with its stated
                                    objective, the net asset value of the ProFund VP Rising rates Opportunity generally should decrease as interest rates fall.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Semiconductor            Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Dow 30             Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Dow Jones Industrial Average (DJIA).
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Mid-cap            Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the S&P MidCap 400 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short OTC                Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap          Seeks daily investment results, before fees and expenses, that correspond to the inverse
                                    (opposite) of the daily performance of the Russell 2000 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 200 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth         Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Growth Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value          Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Barra Value Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Technology               Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Telecommunications       Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraBull                Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P 500 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap             Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the S&P MidCap 400 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap           Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the Russell 2000 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP UltraOTC                 Seeks daily investment results, before fees and expenses, that correspond to twice (200%)
                                    the daily performance of the NASDAQ-100 Index.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP U.S. Government          Seeks daily investment results, before fees and expenses, that correspond to one and
Plus                                one-quarter times (125%) the daily price movement of the most recently issued 30-year
                                    Treasury Bond ("Long Bond"). In accordance with its stated objective, the net asset value of the ProFund VP U.S. Government Plus generally should decrease as interest rates rise.
----------------------------------- -----------------------------------------------------------------------------------------------
ProFund VP Utilities                Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Utilities Sector Index.
----------------------------------- -----------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dynamic Dow Fund           The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the
                                    Dow Jones Industrial Average.
----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Dynamic OTC Fund           The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the
                                    NASDAQ 100 Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Dynamic S&P 500            The Fund seeks to provide investment results that will match the performance of a specific
Fund                                benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

----------------------------------- -----------------------------------------------------------------------------------------------

Rydex VT Inverse Dynamic Dow        The Fund seeks to provide investment results that will match the performance of a specific
Fund                                benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse
                                    (opposite) performance of the Dow Jones Industrial Average.

----------------------------------- -----------------------------------------------------------------------------------------------
Rydex VT U.S. Government            The U.S. Government Money Market Fund (the "Money Market Fund") seeks to provide
Money Market Fund1                  security of principal, high current income, and liquidity.

----------------------------------- -----------------------------------------------------------------------------------------------

Van Eck Worldwide Insurance Trust

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.

----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and           Seek long-term growth of capital and income by investing primarily in income-producing
Income Portfolio                    equity securities, including common stocks and convertible securities, although investments are also made in non-convertible preferred stocks and debt securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging             Seeks high total return by investing primarily in fixed income securities of government and
Markets Debt Portfolio              government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging             Seeks long-term capital appreciation by investing primarily in growth-oriented equity
Markets Equity Portfolio            securities of issuers in emerging market countries.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap              Seeks long-term capital growth by investing primarily in common stocks and other equity
Growth Portfolio                    securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap         Seeks above-average total return over a market cycle of three to five years by investing in
Value Portfolio                     common stocks and other equity securities.
----------------------------------- -----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real            Seeks to provide above average current income and long-term capital appreciation by
Estate Portfolio                    investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------- -----------------------------------------------------------------------------------------------

1During periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.


A I M Advisors, Inc. manages the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Credit Suisse Asset Management, LLC manages the Credit Suisse Trust. The Dreyfus Corporation manages the Dreyfus Variable Investment Fund. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. Morgan Stanley Investment Management, Inc. manages the Van Kampen Universal Institutional Funds, Inc. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. ProFund Advisors, LLC manages the ProFund Access One Trust and the ProFund VP Trust. Rafferty Asset Management, LLC manages DireXion Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust. Van Kampen Asset Management manages the Van Kampen Life Investment Trust.


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. (See "Distribution of the Contracts," on page 73). You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered and periodically re-evaluated.


In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional informational information and annual and semi/annual reports. Other sources such as the fund's Website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations related to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of each valuation period, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.


The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each valuation period. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges (which includes the mortality and expense risk charge and the administration fee and optional rider fees) We deduct from Our Separate Account, some of which are based on Your accumulation value at the beginning of each contract month. The daily asset charge is currently at an effective annual rate of up to 1.90% (for the basic contract only). The charge shown on Your base contract at issue is guaranteed for the life of Your contract. If You elect a rider combination with the maximum allowable mortality and expense risk charge for optional riders of 2.00%, the current daily asset charge is up to 3.90%. The charge shown on Your base contract and rider contract at issue is guaranteed for the life of Your contract. Additional information on the accumulation unit values is contained in the SAI.


WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. The assets in the Separate account are equal to the reserves and other liabilities of the Separate account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate account are credited to or charged against the Separate account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:


o add investment divisions to, or remove investment divisions from Our Separate Account;
o     combine two or more investment divisions within Our Separate Account;
o withdraw assets relating to Our variable annuities from one investment division and put them into another;

o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;
o end the registration of Our Separate account under the Investment Company Act of 1940;
o operate Our Separate account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);
o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and
o operate Our Separate account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

The maximum issue age for the base contract is 85. However, We will issue the base contract with the Shortened CDSC Rider for issue ages 86 to 90. The minimum issue age for the base contract and riders is 0.

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000 for non-qualified contract, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.


We will allocate Your initial premium payment according to Your instructions when We receive it or accept Your application (whichever is later) at Our Principal Office. See "Transaction Cut-Off Times" on page 46 for more information on calculating the next available accumulation unit value based on the type of investment division selected in Your application.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among the investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

FREE LOOK

You generally have a 30-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

     1. the accumulation value less any premium bonus credit, or
     2. if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. If an investment division is not available or requested in error, We will make inquiry about a replacement investment division. If We are unable to reach You or Your registered representative, We will consider the application incomplete. We may retain Your premium payment for up to 5 business days while attempting to complete the application. If the application cannot be completed within this time frame, We will inform You of the reason(s) for the delay. We will also return the premium payment immediately unless You consent to allow Us to hold the premium payment until the application is completed, in any case no longer than 19 total days. If You choose to have us hold the premium payment, it will be held in a non-interest bearing account.


Once the completed application is received, We will allocate the payment to the investment divisions specified by You. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions.


Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 51).


OPTIONAL RIDERS


There are several optional riders available under this contract for an additional charge. With some restrictions noted in the descriptions below, You may elect a combination of these riders as long as the additional mortality and expense risk charge for the combination of riders does not exceed 2.00% (so the total asset charge cannot exceed 3.90% currently). In addition, if You elect the Five for Life Plus Rider, the mortality and expense risk charge could change if You elect to "step-up" Your GPB. This "step-up" may cause the total current rider charges to exceed 2.00%.


Some of the optional riders cannot be terminated once elected. Therefore, You should review and select optional riders carefully.

Five for Life Plus Rider
If You elect the Five for Life Plus Rider, We guarantee that each contract year You may take withdrawals up to an amount equal to the GPA until Your GPB is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person (oldest owner) specified under this Rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA.

The GPA, LPA and GPB can increase by a bonus amount for the first five years after election of the rider. For each contract year in which no withdrawal is taken during the first five years after the rider is issued, a 2% bonus credit will be added to the GPB and could adjust the GPA and LPA; however, if total withdrawals in any of the first five contract years exceed the GPA, then the bonus credit provision will be terminated and no future bonus credits will be received.


If the Five for Life Plus Rider is elected with the Extra Credit Rider, the GPB will reflect the premium bonus. See "Extra Credit Rider" on page 37 for more information. If either the total GPA or LPA is not withdrawn in any contract year, this amount will not carry over for withdrawals in future years.


This rider can be elected at issue or on any contract anniversary.


In exchange for this benefit, We will deduct an extra daily mortality and expense charge at an annual rate that is 0.65%. However, the charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.


The GPA and LPA will be different calculated amounts. When You make a withdrawal, You do not need to specify whether it is a GPA or LPA withdrawal. If the withdrawal taken in a contract year does not exceed the LPA, neither the LPA nor GPA will be recalculated. If the withdrawal taken exceeds the LPA but not the GPA, the LPA could be reduced and the GPA will remain the same value. If the withdrawal taken exceeds both the GPA and LPA, both the GPA and LPA could be reduced.

Anything withdrawn up to the GPA or LPA is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA or LPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA or LPA.

Step-Up Provisions:
After the rider has been inforce for five consecutive contract years and after every fifth contract anniversary thereafter, You have the option to "step-up" the GPB. You may "step-up" this rider until the earlier of the covered person's age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the eligible contract anniversary date. You have 30 calendar days after each eligible contract anniversary, to notify Us, in writing or via facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You elect to "step-up" Your GPB. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

     1. the current GPA before the Step-Up of the GPB; or
     2. 7% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

     1. the current LPA before the Step-Up of the GPB; or
     2. 5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:
If total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. If total withdrawals during a contract year exceed the GPA, then the GPB will be automatically reset to equal the lesser of:

     1. the contract's accumulation value after the withdrawal; or
     2. the GPB prior to the withdrawal minus the amount of the withdrawal.

If total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a contract year to exceed the GPA, then the GPA will become the lesser of:

     1. the GPA prior to the withdrawal; or
     2. 7% multiplied by the greater of:
        1)  the contract accumulation value immediately after the withdrawal;
            or
        2) the GPB immediately after the withdrawal (as calculated in the GPB withdrawal provision)..

If total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a contract year to exceed the LPA, then the LPA will become the lesser of:

     1. the LPA prior to the withdrawal; or
     2. 5% multiplied by the greater of:
        1)  the contract accumulation value immediately after the withdrawal;
            or
        2) the GPB immediately after the withdrawal (as calculated in the GPB withdrawal provision).

Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

     1. the current GPA before the premium; or
     2. the lesser of:
        1)  7% multiplied by the GPB after the premium; or
        2) the current GPA before the premium plus the premium payment including premium bonus (if any) multiplied by 7%.

Each time an additional premium is received, the LPA will equal the greater of:

     1. the current LPA before the premium; or
     2. the lesser of:
        1)  5% multiplied by the GPB after the premium; or
        2) the current LPA before the premium plus the premium payment including extra credit (if any) multiplied by 5%.

Bonus Credit Provisions:
Applies to the first five contract years after election of the Five for Life Plus Rider. At the end of each contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 2% of the original GPB (unless there were withdrawals in any contract year that exceeded the GPA).

Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:

     1. the current GPA before the bonus credit; or
     2. 7%  multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:

     1. the current LPA before the Bonus Credit; or
     2. 5%  multiplied by the GPB immediately after the bonus credit.


See "Appendix I" on page 77 for examples of how the Five for Life Plus rider works.


Under this rider, We reserve the right to restrict investment divisions at any time. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.


Under this rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.


If You do not elect this rider when You purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum required distribution amount exceeds Your payment amount under the Five for Life Plus feature, You will be required to withdraw more than the Five for Life Plus payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB. You should consult with and rely on Your own tax advisor before purchasing the Five for Life Plus rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any portion of the GPB from the Five for Life Plus Rider.


It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, We will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Five for Life Plus Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 60 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:

o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows a surviving spouse, if named the beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate.
o   if You write to Us requesting termination of the rider; or
o   if You surrender or annuitize Your contract.


If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.


The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.

The Five for Life Plus Rider may not be elected in combination with the GMIB Plus or the Estate Planning riders.

Extra Credit Rider
If You select the Extra Credit Rider, You may choose between a 3%, 4% or 5% premium bonus amount at the time You apply for the contract. We will apply a credit of 3%, 4% or 5%, depending on the amount chosen, to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee as shown in the table below.

------------------------------- -------------------------------
    Selected Premium Bonus       Current Extra credit Charge
           Percent
------------------------------- -------------------------------
              3%                            0.50%
------------------------------- -------------------------------
              4%                            0.65%
------------------------------- -------------------------------
              5%                            0.80%
------------------------------- -------------------------------

This charge is applied against Your Separate account accumulation value each year during the first seven contract years. Over time, the amount of the fees may exceed the amount of the premium bonus credited. We expect to profit from the extra charge for this rider. In general, in order to receive a benefit from this rider, the Separate account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first seven years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Extra Credit Rider becomes and vice versa.

Because the charge associated with the Extra Credit Rider will be assessed against the entire Separate account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Extra Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate account accumulation value attributable to premium payments made in years one through seven, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount. Generally, in the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the premium bonus, if any, that has vested at the time the event occurs. The amount vested will increase over the seven-year period so that, in contract years 8+, You or Your beneficiary(ies) will be entitled to 100% of the premium bonus amount. However, by current company practice, upon death of an owner or annuitant in the first seven contract years, the vesting schedule will not be applied and Your beneficiary(ies) will receive the full bonus amount. This is not guaranteed. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The vesting schedule for the Extra Credit Rider is shown in the table below.

                       VESTING OF BONUS SCHEDULE
     Contract year                      Amount Of Extra Credit Vested
     -------------                      -----------------------------
           1                             4/12 of premium bonus amount
           2                             5/12 of premium bonus amount
           3                             6/12 of premium bonus amount
           4                             7/12 of premium bonus amount
           5                             8/12 of premium bonus amount
           6                             9/12 of premium bonus amount
           7                            10/12 of premium bonus amount
           8+                           12/12 of premium bonus amount

This vesting schedule does not apply and no bonus recapture will be taken from withdrawals made under the free surrender amount provision of Your contract.

Keep in mind, all withdrawals are taken on a first in, first out basis, which means withdrawals will be taken from the first premium received by Us and then the second premium received (if any), and so on until the total withdrawal amount is reached. Any withdrawals taken from premiums received in the first contract year will only be entitled to that portion of the premium bonus, if any, that has vested at the time the withdrawal is taken.

The Internal Revenue Code generally requires that any interest in a qualified contract be nonforfeitable, and it is unclear whether the optional Extra Credit Rider is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a qualified contract.

The Extra Credit Rider may not be elected in combination with the Shortened CDSC Rider.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
---------------------------------------------------------------------
If You elect the GMIB Plus Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a Guaranteed Minimum Income Benefit (GMIB) if You elect to annuitize Your contract, and, on the 15th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.50% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 15th contract anniversary after this rider has been inforce (and only on this date), Your contract's accumulation value will be increased to the GMAB if Your contract's accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value.

The GMAB on the 15th contract anniversary after this rider has been inforce will equal:

     1. Initial GMAB; plus
     2. Subsequent premium payments after rider election, if any; minus
     3. Adjustments for partial surrenders after rider election, if any.

The GMAB adjustment for partial surrenders is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken.

If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Extra Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current accumulation value.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below the GMIB accumulated value will equal the greater of:

     1. the GMIB roll-up benefit; or
     2. the GMIB annual step-up benefit.

GMIB roll-up benefit means the initial GMIB accumulated value at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner's or annuitant's 80th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time of the partial surrender.

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 80th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. Any partial surrender will immediately decrease the annual step-up benefit. The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMIB roll-up benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money was allocated to other investment divisions. The investment divisions with the 0% rate are:

     o  Rydex VT U.S. Government Money Market Fund
     o  ProFund VP Money Market

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment divisions is restricted, and the GMIB Plus Rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment divisions that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no investment division restrictions, no investment division restrictions are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. However, the GMAB is a value that can be withdrawn as a full surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

      o the income payment available to You under the base contract without the GMIB, or;
      o the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract's payout factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back results in lower payments than without an age set-back, and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:


      o     Income for life only (single or joint life with full survivorship);
            or
      o     Income for life with 10 year certain (single life only).


Once elected, this rider cannot be terminated. This rider will only terminate:

      o upon the death of the annuitant or owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner; or
      o     if You surrender Your contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the GMIB Plus Rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, purchase of the GMIB Plus Rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the GMIB Plus Rider.

This rider may not be elected in combination with the Five for Life Plus Rider.


See "Appendix II" on page 81 for examples of how the GMIB Plus Rider works.


GMDB Plus (Guaranteed Minimum Death Benefit) Rider
If You elect the GMDB Plus Rider on Your application, then We will guarantee, upon the death of the annuitant or an owner, We will pay the appropriate beneficiary a minimum death benefit amount based on the option You select at the time of application. Only one option can be selected. This rider can only be elected at the time of issue and, once elected, the death benefit option You select cannot be changed after issue.

The minimum death benefit options available under this rider are:

      GMDB Plus 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o     the death benefit available to You under the base contract; or
      o     the roll-up benefit with a 3% annual interest rate.

There is an additional mortality and expense risk charge for this option, currently 0.15%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o     the death benefit available to You under the base contract; or
      o     the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.40%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o     the death benefit available to You under the base contract; or
      o     the GMDB Plus Annual Step-up Benefit; or

      There is an additional mortality and expense risk charge for this option, currently 0.20%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up With 3% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o     the death benefit available to You under the base contract; or
      o     the GMDB Plus annual step-up benefit; or
      o     the roll-up benefit with a 3% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.25%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

      GMDB Plus Annual Step-Up With 6% Roll-Up Benefit: This option guarantees that the minimum death benefit amount payable will be the greater of:

      o     the death benefit available to You under the base contract; or
      o     the GMDB Plus annual step-up benefit; or
      o     the roll-up benefit with a 6% annual interest rate.

      There is an additional mortality and expense risk charge for this option, currently 0.50%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.


GMDB Plus roll-up benefit means the initial premium at the time this rider is elected compounded at the specified roll-up interest rate (limited to an additional 100% of premiums with adjustments for partial surrenders or until age
85). The specified roll-up interest rate is zero for certain investment divisions (see below). For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial benefit amount. The roll-up benefit is increased each time a premium payment is received and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above the 6% level will reduce the GMDB Plus roll-up benefit by the same proportion that the partial surrender amount above the 6% level reduced the accumulation value at the time of the partial surrender.


The GMDB Plus annual step-up benefit initially equals the initial premium at the time this rider is elected. For the purposes of this rider, if You elected the Extra Credit Rider at the time the contract was issued, the amount of the bonus You received will not be included as part of Your initial premium amount. The GMDB Plus annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the owner's or annuitant's 85th birthday. The annual step-up benefit on the contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will recalculate. Any subsequent premium payments will immediately increase the annual step-up benefit. The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 6% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 6% reduction level, the partial surrender amount above this 6% level will reduce the GMDB Plus step-up benefit by the same proportion that the partial surrender amount above the 6% limit reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate account will have a 0% rate for determining the GMDB Plus roll-up benefit. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMDB Plus roll-up benefit will be less than it would be the money was allocated to other investment divisions . The investment divisions with a 0% rate under this rider include:

     o  Rydex VT U.S. Government Money Market Fund
     o  ProFund VP Money Market

Once elected, You cannot terminate this rider. This rider will only terminate:

      o upon the death of the annuitant or an owner unless the contract is continued under a spousal continuation option (spousal continuance allows the surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner), or
      o     if You surrender the contract.

If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated portion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum issue age for this rider is 75.

You should note that the GMDB Plus is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, the purchase of this rider may not result in Your beneficiary receiving a larger death benefit than if You had not purchased the GMDB Plus Rider.

Shortened CDSC (Contingent Deferred Sales Charge) Rider

If You elect this rider on Your application, You have three choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to four years, three years or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 15. The amount of the charge depends on which shorter period You choose, as indicated below. The charge is a percentage (specified below) of the average daily accumulation value, and the charge remains in effect until the contract is terminated.


You can elect this rider only when You purchase the contract.

This rider cannot be elected in combination with the Extra Credit Rider.

          Four-Year Surrender Charge Period:

          The schedule for the four-year surrender charge period is as follows:

        --------------------------------------- ------------------------------------- -------------------------------------
        Length of Time From Premium             With Rider -                          Without Rider -
        Payment Number of Years)                Surrender Charge Percentage           Surrender Charge Percentage
                                                (as a percentage of premium           (as a percentage of premium
                                                payment withdrawn)                    payment withdrawn)
        --------------------------------------- ------------------------------------- -------------------------------------
        Less than one                           7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        1 - 2                                   7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        2 - 3                                   6%                                    6%
        --------------------------------------- ------------------------------------- -------------------------------------
        3 - 4                                   5%                                    5%
        --------------------------------------- ------------------------------------- -------------------------------------
        4 - 5                                   0%                                    4%
        --------------------------------------- ------------------------------------- -------------------------------------
        5 - 6                                   0%                                    3%
        --------------------------------------- ------------------------------------- -------------------------------------
        6 - 7                                   0%                                    2%
        --------------------------------------- ------------------------------------- -------------------------------------
        More than 7                             0%                                    0%
        --------------------------------------- ------------------------------------- -------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.


        Three-Year Surrender Charge Period:

        The schedule for the three-year surrender charge period is as follows:

        --------------------------------------- ------------------------------------- -------------------------------------
        Length of Time From Premium             With Rider -                          Without Rider - Surrender
        Payment Number of Years)                Surrender Charge Percentage           Charge Percentage (as a
                                                (as a percentage of premium           percentage of premium payment
                                                payment withdrawn)                    withdrawn)
        --------------------------------------- ------------------------------------- -------------------------------------
        Less than one                           7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        1 - 2                                   7%                                    7%
        --------------------------------------- ------------------------------------- -------------------------------------
        2 - 3                                   6%                                    6%
        --------------------------------------- ------------------------------------- -------------------------------------
        3 - 4                                   0%                                    5%
        --------------------------------------- ------------------------------------- -------------------------------------
        4 - 5                                   0%                                    4%
        --------------------------------------- ------------------------------------- -------------------------------------
        5 - 6                                   0%                                    3%
        --------------------------------------- ------------------------------------- -------------------------------------
        6 - 7                                   0%                                    2%
        --------------------------------------- ------------------------------------- -------------------------------------
        More than 7                             0%                                    0%
        --------------------------------------- ------------------------------------- -------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

      Zero Year Surrender Charge Period

      The "zero year" surrender charge period means there is no surrender charge, even in the first contract year.

Estate Planning Rider
If You elect this rider on Your application, then We will provide an extra death benefit of 40% of the gain (if any) in this contract upon the death of the annuitant or an owner prior to the maturity date. Gain is calculated by comparing Your net premiums to Your accumulation value at the time of Your death. This rider is only available for non-qualified contracts.

This rider may not be elected in combination with the Five for Life Plus Rider.

The maximum extra death benefit is limited to 50% of the net premiums. If You have no gain when the death benefit is calculated, then Your beneficiary will receive no benefit. For either the oldest owner or annuitant the maximum issue age for this rider is age 75.

We will deduct an additional daily charge against Your Separate account accumulation value (until the maturity date) at the annual rate listed in the Fee Table. We continue to deduct this charge even during periods when there is no gain in the accumulation value and, therefore, no benefits available.

Mutually Exclusive Riders

As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

--------------------------------------------------------------- ------------------------------------------------------------
Rider:                                                          Incompatible Riders:
--------------------------------------------------------------- ------------------------------------------------------------
Five for Life Plus Rider                                        GMIB Plus Rider
                                                                Estate Planning Rider
--------------------------------------------------------------- ------------------------------------------------------------
Extra Credit Rider                                              Shortened CDSC Rider
--------------------------------------------------------------- ------------------------------------------------------------
GMIB Plus Rider                                                 Five for Life Plus Rider
--------------------------------------------------------------- ------------------------------------------------------------
GMDB Plus Rider                                                 N/A
--------------------------------------------------------------- ------------------------------------------------------------
Shortened CDSC Rider                                            Extra Credit Rider
--------------------------------------------------------------- ------------------------------------------------------------
Estate Planning Rider                                           Five for Life Plus Rider
--------------------------------------------------------------- ------------------------------------------------------------

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions of Our Separate Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate account are reflected daily.

Transaction Cut-Off Times
We have established specific cut-off times that will allow Us to process Your financial transaction requests as of the end of each valuation period. The deadline depends on the type of financial transaction, method used for submitting the transaction requests, and type of investment division (2x Fund or a non-2x Fund).

Financial transactions must be in good order. Financial transactions include premium payments, death benefits, full or partial surrender requests, transfers, dollar cost averaging programs, portfolio rebalancing, and systematic withdrawals. The following transaction cut-off times have been established in order to allow Us sufficient time to process Your transaction request:

--------------------- ------------------------- --------------------------------- ---------------------------------
Method                Fund                      Morning Cut-off                   Afternoon Cut-Off
--------------------- ------------------------- --------------------------------- ---------------------------------
By Mail               All Funds                 Not Available                     2:00 p.m. Central Time
--------------------- ------------------------- --------------------------------- ---------------------------------
By Fax                All Funds                 Not Available                     2:00 p.m. Central Time
--------------------- ------------------------- --------------------------------- ---------------------------------
By Phone              2x Funds                  9:00 a.m. Central Time            2:00 p.m. Central Time
                      Non-2x Funds              Not Available                     2:00 p.m. Central Time
--------------------- ------------------------- --------------------------------- ---------------------------------
By Internet*          2x Funds                  9:20 a.m. Central Time            2:35 p.m. Central Time
                      Non-2x Funds              Not Available                     2:35 p.m. Central Time
--------------------- ------------------------- --------------------------------- ---------------------------------

*Only transfer requests submitted by a registered investment advisor authorized to act on Your behalf will be accepted via the internet.


For all investment divisions, premium payments, death benefits, completed full or partial surrender requests, scheduled dollar cost averaging, portfolio rebalancing, and systematic withdrawal transactions received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Premium payments, death benefits, completed full or partial surrender requests, scheduled dollar cost averaging, portfolio rebalancing, and systematic withdrawal transactions received at Our Principal Office, after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business Day" on page 8.


The cut-off times for completed transfer requests varies depending on the medium used to transmit Your request and the type of investment division involved in the transfer.


For all investment divisions, transfer requests submitted by mail or fax that are received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central
Time). Transfer requests submitted by mail or fax that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 8.

For all investment divisions except 2x Funds, transfer requests submitted by phone received at Our Principal Office by 2:00 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by phone that are received at Our Principal Office after 2:00 p.m. Central time will receive the accumulation unit value calculated at of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 8.

For all investment divisions except 2x Funds, transfer requests submitted by internet received at Our Principal Office by 2:35 p.m. Central Time on a business day will receive the accumulation unit value calculated at the close of that day's regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Transfer requests submitted by internet that are received at Our Principal Office after 2:35 p.m. Central time will receive the accumulation unit value calculated as of the close of the regular trading session of the New York Stock Exchange on the next business day. See definition of "Business day" on page 8.

The 2x funds are valued twice a day, for transfer requests received by phone or internet, once in the morning and once in the afternoon on each business day. The morning valuation period only applies for internet or phone transfer requests from one 2x Fund to another. If the internet or phone transfer request includes any other investment division that is not part of the 2x Fund group, there is only one valuation period, from the close of regular trading on the New York Stock Exchange on one business day to the close of regular trading on the New York Stock Exchange on the next business day. See definition of "Business day" on page 8

For transfer requests from one 2x Fund to another received by phone at Our Principal Office before 9:00 a.m. Central Time on any business day and after 2:00 p.m. Central Time on the previous business day will receive the accumulation unit value calculated at the close of that mornings valuation period (usually 9:45 a.m. Central Time). Transfer requests from one 2x Fund to another received at Our Principal Office after 9:00 a.m. Central Time on any business day and before 2:00 p.m. Central Time on that same business day will receive the accumulation unit value calculated at the close of that day's regular trading session of the New York Stock Exchange (usually 3:00 p.m. Central Time). See definition of "Business day" on page 8.


The cut-off times for completed transfer requests varies depending on the medium used to transmit Your request and the type of investment division involved in the transfer. Generally, for transfer requests from one 2x Fund to another, We extend the cut-off time to 25 minutes prior to the valuation time (generally 9:20 a.m. Central Time for the morning valuation period and 2:35 p.m. Central Time for the afternoon valuation period) only for transfer requests submitted electronically through the Company's internet Web site. Only a registered investment advisor authorized by You to make transfers on Your behalf can submit transfer requests via the internet. See "Transfers of " below.

Transfers of Accumulation value
You generally may transfer amounts among the investment divisions prior to maturity date.


You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" on page 48).


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.


See the definition of business day and valuation period in the "DEFINITIONS" section on page 8. See "Transaction Cut-Off Times" above.


After annuitization (the maturity date), You can make only two transfers per contract year.

We reserve the right to terminate, modify, and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners if required by Our business judgment or in accordance with applicable law.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from American Century VP Income & Growth Fund to Van Kampen UIF Emerging Markets Debt Portfolio, followed by a transfer from Van Kampen UIF Emerging Markets Debt Portfolio back to American Century VP Income & Growth Fund within five business days).

We review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reject or reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative. The contract owner will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We expect to be contractually obligated to prohibit transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as Well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods or limitations to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "Wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future. Without limiting the generality of the forgoing, We do not intend to apply these frequent trading detection methods or restrictions to the Rydex VT investment divisions because these investment divisions are designed for frequent transfers. See the prospectuses for these portfolios for more information.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values for others. We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate account accumulation value less non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.


Completed surrender requests received at Our Principal Office are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 46


We will generally pay the surrender amount from the Separate account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

      o trading on the New York Stock Exchange is restricted as defined by the SEC;
      o the New York Stock Exchange is closed (other than customary Weekend and holiday closing);
      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or
      o for such other periods as the SEC may by order permit for the protection of owners.

See "When We Pay Proceeds From This Contract" on page 72.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions in the same proportion as Your accumulation value bears to each investment division. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source (the investment division) of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "Surrender Charges on Surrenders" on page 56.)

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 60.)


Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National.


Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 60.)


DOLLAR COST AVERAGING

Generally, the Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division) into one or more of the investment divisions.

The DCA program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. Since We transfer the same dollar amount to Investment divisions each month or quarter, more units of an Investment division are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, We cannot guarantee this. This plan of investing does not insure a profit or protect against a loss in declining markets, and You should consider Your tolerance for investing through periods of fluctuating price levels. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,
      o that any money received with the form is to be placed into the DCA source account,
      o the total monthly or quarterly amount to be transferred to the other investment divisions, and
      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA. Once You elect DCA, additional net premiums can be allocated into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received. DCA will not begin until the end of the free look period.

DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to modify, suspend, or end the DCA program by sending You one month's written notice. We may in the future offer additional investment divisions or withdraw any investment division from the Dollar Cost Averaging program.

We do not charge any specific fees for You to participate in a DCA program.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the transfer limitations. Portfolio Rebalancing will not occur during the Free Look period. If You elect this option, then on the date of each month or quarter that is the same as Your contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing.

SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $200. Each request for withdrawal of amounts less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 56). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders. The Extra Credit Rider vesting schedule also applies.


By current Company practice, systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero. (See the "Five for Life Plus Rider " on page 33 and "GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider" on page 38 for additional information on withdrawals in excess of any guaranteed amounts.)


To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT

You may withdraw up to 10% of Your accumulation value as of the most recent contract anniversary each contract year without incurring a surrender charge in each contract year. In the first year, the free surrender amount will be 10% of Your initial premium. Generally, if this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 60.) If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

Waiver of Surrender Charges for Nursing Home Confinement Rider
This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, We guarantee that this rider will increase the annual free surrender amount available under this contract from 10% of Your accumulation value to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.

Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.

This rider will terminate immediately upon the earliest of:

      o     Exercising the benefit for a covered annuitant;
      o     Termination of the base annuity;
      o     Maturity of the base annuity;
      o The date We receive Your written notice requesting termination of the rider; or
      o Death of the annuitant or an owner unless the contract is continued under a spousal continuance option and this rider has not been previously exercised. Spousal continuance allows a surviving owner's spouse, if named the beneficiary of the base annuity contract, to continue the contract as the new owner.

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. Once You choose a Death Benefit, You cannot change it.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits Were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and an annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

If the oldest annuitant or an owner is less than age 81 at the time of issue, the death benefit paid to the beneficiary will be the greatest of:

      1. the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or
      2. 100% of the total premium payments made to Your contract minus adjustments for partial surrenders. Adjustments for partial surrenders will reduce the death benefit in the same proportion that the partial surrender reduced the accumulation value at the time of the partial surrender.

If the oldest annuitant or owner is age 81 or older at the time of issue, the death benefit paid to the beneficiary will be the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other required documentation or forms.

If the annuitant or an owner dies on or after the maturity date, We will pay any remaining amounts, other than amounts payable to or for the benefit of the owner's surviving spouse at least as rapidly as the benefits Were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts. death. Other rules relating to distributions at death apply to qualified contracts.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.

PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our fixed account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our fixed account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they Were received. There is no surrender charge on the investment earnings (if any) withdrawn. If You have elected the optional Five for Life Plus Rider and the GPA or LPA exceeds the 10% free surrender amount, the entire GPA or LPA will be penalty free.

The length of time between each premium payment and surrender determines the amount of the surrender charge.

The charge is a percentage of the premiums withdrawn and equals:

        Length of Time from
          Premium Payment               Surrender
         (number of years)                Charge
         -----------------                ------
                 1                          7%
                 2                          7%
                 3                          6%
                 4                          5%
                 5                          4%
                 6                          3%
                 7                          2%
                 8+                         0%


No surrender charge will be assessed upon:

     (a) payment of death benefits;
     (b) exercise of the free look right;
     (c) surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. See "Surrender Charge" on page 19.


Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate that ranges from 1.20% up to 1.45% of the accumulation values in the Separate Account. The amount of this charge is based on the accumulation value. If Your accumulation value is less than $25,000, the mortality and expense risk charge is 1.45% of the accumulation value. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the mortality and expense risk charge is 1.30% of the accumulation value. If Your accumulation value is $100,000 or more, the mortality and expense risk charge is 1.20% of the accumulation value. There are economies of scale with higher accumulation values (expenses per policy dampen as a percentage of accumulation value). This economy of scale is passed onto You by having a different charge based on the level of accumulation value.

At the beginning of each contract month, the mortality and expense risk charge will be determined. Therefore, the mortality and expense risk charge may vary from month to month depending on the accumulation value determined at the beginning of each contract month but is guaranteed never to be more than 1.45% on the base contract.

This charge compensates Us for assuming certain mortality and expense risks and for certain expenses. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose, including paying distribution expenses. However, the maximum range of this charge (1.20% to 1.45%) is guaranteed for the life of the contract and may not be increased. We will continue to deduct this charge after the maturity date if You select a variable annuity option.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur. We may also use proceeds from this charge to cover distribution expenses and payments to third parties who provide advisory or other services to contract owners.

ADMINISTRATION FEE

We deduct a daily administration fee equal to an annual percentage rate of each investment division's average daily net assets. The purpose of this charge is to compensate Us for the expenses associated with administration of the contract and operation of the investment divisions and other expenses. The administration fee can vary by investment division. The current administration fee for all investment divisions is 0.45%.. If Your contract is issued with the 0.45% administration fee, We guarantee that this fee will not change for the life of Your contract.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. However, if Your contract is issued while the $30 fee is in effect, We guarantee that the annual maintenance fee each contract year will not be more than $30 for the life of Your contract. We waive the annual maintenance fee if Your accumulation value is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division. If the contract is surrendered during a contract year and the accumulation value is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

Five for Life Plus Rider
We deduct an extra charge on a daily basis if You select the optional Fife for Life Plus Rider, as a percentage, at an annual rate of 0.65% of the value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB.

Extra Credit Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Extra Credit Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.50% for the 3% option, 0.65% for the 4% option and 0.80% for the 5% option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMIB Plus (Guaranteed Minimum Income and Accumulation Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMIB Plus Rider, as a percentage, currently at an annual rate of 0.50% of the accumulation value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

GMDB Plus (Guaranteed Minimum Death Benefit) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional GMDB Plus Rider, as a percentage of the accumulation value of the Separate Account. Currently these rates are at an annual rates of 0.15% for the 3% Roll-Up Option, 0.40% of the 6% Roll-Up Option, 0.20% for the Annual Step-Up Option, 0.25% for the Annual Step-Up with 3% Roll-Up option, 0.50% for the Annual Step-Up with 6% Roll-Up Option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Shortened CDSC (Contingent Deferred Sales Charge) Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Shortened CDSC Rider, as a percentage of the accumulation value in the Separate Account. Currently these rates are at annual rates of 0.60% for the 4-year option, 0.65% for the 3-year option, and 0.70% for the 0-year option. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

Estate Planning Rider
We deduct an extra charge on a daily or other periodic basis if You select the optional Estate Planning Rider, as a percentage, currently at an annual rate of 0.30% of the accumulation value in the Separate Account. The charge shown on Your contract when this rider is elected is guaranteed for the life of Your contract.

TRANSFER CHARGE

We do not charge You for making transfers of accumulation value among investment divisions.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. Some portfolios may also impose redemption fees, which We would deduct directly from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland National will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. Midland National currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with and rely on Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the amount value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If your contract contains a guaranteed withdrawal rider, such as the Five for Life Plus Rider or the GMIB Plus Rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult with and rely upon a tax advisor before purchasing one of these riders.


Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.
      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
      o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
      o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.
      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;
            2.    earnings on those contributions; and
            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Minimum Distribution Rules and Eligible Rollover Distributions
Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the Five for Life Plus Rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon Your tax advisor before purchasing the Five for Life Plus Rider with a qualified contract.

Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Owner Control
In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While We believe that the contracts do not give owners investment control over Separate account assets, We reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate account assets supporting the contract.

Required Distributions at Death (Non-Qualified Contracts)
In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how Your interest in the contract will be distributed in the event of the death of an owner of the contract, or the annuitant if the contract has a non-natural Owner. Section 72(s) generally requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest has distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied if amounts are payable to or for the benefit of a designated beneficiary and are paid over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. If the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a partial surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will generally be considered gain. The method for computing gain where a Five for Life Plus Rider or a GMIB Plus Rider is added to Your contract is unclear. Accordingly, You should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general this includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;
      o     paid after an owner dies;
      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
      o     paid under an immediate annuity; or
      o which come from premium payments made prior to August 14, 1982 (Pre-TEFRA).

Special rules may be applicable in connection with the exceptions enumerated above. You should consult with and rely on Your tax advisor with regard to exceptions from the penalty tax.

Multiple Contracts
All non-qualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions, from qualified and non-qualified contracts, are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. Except with respect to eligible rollover distributions, as described above, You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization, annuity payments stop because the annuitant or an owner has died, the excess (if any) of the "investment in the contract" as of the annuitization date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner. Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2006, the maximum estate tax rate is 46% and the estate tax exemption is $2,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios. While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations Younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


MATURITY DATE

The maturity date is the last possible date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current company practice, We will allow You to annuitize the accumulation value (less any non-vested extra credit and less any premium taxes), after the 3rd contract year, if You choose a life annuity or joint and survivor income annuity payment options, and after the 5th contract year if at least a five-year certain period annuity option is elected. Benefits are not guaranteed and are subject to change. However, if Your contract is issued while this company practice is in effect, We guarantee that You will receive this company practice for the life of Your contract. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or
      2. convert the accumulation value into an annuity payable to the annuitant (payee) as described below.

Electing  An Annuity Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date, Your surrender value from the Separate account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for Younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life annuity, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements takes effect. This includes:

      o     rules on the minimum amount We will pay under an option;
      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);
      o the naming of people who are entitled to receive payment and their beneficiaries; and
      o     the ways of proving age, gender, and survival.

You choose an annuity payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. If You elect a fixed payment option, then the surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.50% a year. We may also credit interest under the fixed payment options at a rate that is above the 1.50% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.


The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.


The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We deduct at an effective annual rate based on Your accumulation value at the time of annuitization (charges for optional riders discontinue after the maturity date). If Your accumulation value is less than $25,000, the effective annual rate is 1.45%. If Your accumulation value is equal to or greater than $25,000 but less than $100,000, the effective annual rate is 1.30%. If Your accumulation value is $100,000 or more, the effective annual rate is 1.20%. The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payment options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years. (fixed payment option only)
      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
      3. a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.
      4. b) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.
      5. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options
After annuitization, only two transfers per contract year may be made among the investment divisions.


Generally, for all investment divisions, transfer requests received in good order at Our Principal Office on any business day are priced at the next available accumulation unit value. See "Transaction Cut-Off Times" on page 46.


The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We Were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We Were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our General Account
Our general account consists of all of Our investment assets that are not allocated to separate accounts. The general account supports all of Our insurance obligations that are not supported by a Separate Account including Our obligations to pay the benefits under this contract offered by the optional riders. All contract guarantees, including the optional rider benefits, are backed by the claims-paying ability of Midland National Life Insurance Company. You do not have any interest in Our general account.

FUND VOTING RIGHTS

We invest the assets of Our Separate account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,
      o     to ratify the selection of independent auditors for the funds,
      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions, to the extent required by law. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment objectives and policies of its portfolios.

Voting Privileges of Participants In Other Companies
Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and
      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate account commenced operations and does not indicate or represent future performance.

We may also use performance information for the investment divisions in reports and advertising to current and prospective owners that is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Standard total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise their current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

1. permit the contract or the Separate account to comply with any applicable law or regulation issued by a government agency;
2. assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
3.    reflect a change in the operation of the Separate Account; or
4.    provide additional investment options.

In the event of such modifications, We may make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required information and form(s) at Our Principal Office. The death benefit is determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:
            a)    the New York Stock Exchange is closed,
            b)    trading in securities has been restricted by the SEC, or
            c)    the SEC has declared that an emergency exists,
      2) The SEC by order permits Us to delay payment to protect Our owners, or
      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

DISTRIBUTION OF THE CONTRACTS


We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as Well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.20% to 0.50% of Separate account assets invested in the particular fund.


Sales commissions may vary, but the maximum commission payable for contract sales is 6.5% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risk charge; (c) the administration fee;
(d) optional rider charges; (e) revenues, if any, received from the underlying portfolios or their managers. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.

In addition to ordinary commissions, Sammons Securities Company operating and other expenses, and non-cash items, We may make certain payments to third parties for distribution and/or investment advisory services. The Company may use any of its corporate assets, including any profit from the mortality and expense risk charge or other fees and charges imposed under the contract.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.

LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                                                                            Page
THE CONTRACT                                        ..........................................................................3
   Entire Contract                                  ..........................................................................3
   Changes to the Contract                          ..........................................................................3
   Beneficiary                                      ..........................................................................3
   Change of Beneficiary                            ..........................................................................3
   Change in Maturity date                          ..........................................................................3
   Incontestability                                 ..........................................................................3
   Misstatement of Age or Sex                       ..........................................................................3
   Periodic Reports                                 ..........................................................................3
   Non-participating                                ..........................................................................3
   Claims of Creditors                              ..........................................................................3
   Minimum Benefits                                 ..........................................................................3
   Payment of Premiums                              ..........................................................................4
   Ownership                                        ..........................................................................4
   Assignment                                       ..........................................................................4
   Accumulation unit Value                          ..........................................................................4
   Annuity Payments                                 ..........................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS             ........................................................................  6
   Money Market Investment Division Yield
   Calculation                                      ..........................................................................6
   Other Investment Division Yield Calculations     ..........................................................................7
   Standard Total Return Calculations               ..........................................................................7
   Cumulative Total Returns                         ..........................................................................8
   Adjusted Historical Performance Data             ..........................................................................9
FEDERAL TAX MATTERS                                 ..........................................................................9
   Tax Free Exchanges (Section 1035)                ..........................................................................9
   Required Distributions                           ..........................................................................10
   Non-Natural Person                               ..........................................................................10
   Diversification Requirements                     ..........................................................................10
   Owner Control                                    ..........................................................................10
   Taxation of Qualified Contracts                  ..........................................................................11
DISTRIBUTION OF THE CONTRACT                        ..........................................................................12
SAFEKEEPING OF ACCOUNT ASSETS                       ..........................................................................13
STATE REGULATION                                    ..........................................................................14
RECORDS AND REPORTS                                 ..........................................................................14
LEGAL MATTERS                                       ..........................................................................14
FINANCIAL MATTERS                                   ..........................................................................14
OTHER INFORMATION                                   ..........................................................................14
FINANCIAL STATEMENTS                                ..........................................................................15

                                   APPENDIX I
                       Five for Life Plus Rider - Examples

Basic Calculations


Example 1: Assume You select the Five for Life Plus Rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.
      o Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.
      o     Your GPA is $7,000, which is 7% of Your initial GPB.
      o     Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:
      o Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).
      o Your GPA is $10,500, which is Your prior GPA ($7,000) plus 7% of Your additional premium payment ($3,500).
      o Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You withdraw the maximum LPA ($5,000) before the end of the first contract year, then
      o Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the LPA withdrawal ($5,000).
      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).
      o Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.
      o     Your GPB is $100,000, which was Your initial premium.
      o     Your GPA is $7,000, which is 7% of Your initial GPB.
      o Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GBP is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $7,000, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.
      o Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GBP is $40,000, which is the lesser of Your new accumulation value ($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).
      o Your GPA is $6,300, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.
      o Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then
      o Your GBP is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $4,200, which is the lesser of Your GPA prior to the withdrawal ($7,000) and 7% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.
      o Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.

Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to "Step-Up" Your benefit after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been in force, and Your accumulation value at the time of step up is $200,000, then
      o Your GPB is $200,000, which is Your accumulation value on the Step-Up Date.
      o Your new GPA is $14,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($200,000).
      o Your new LPA is $10,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to "Step-Up" Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then
      o     Your GPB is $90,000, which is Your accumulation value on the Step-Up
            Date.
      o Your new GPA is $7,000, which is the greater of Your GPA prior to Step-Up ($7,000) and 7% of Your new GPB ($90,000).
      o Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a Bonus Credit, then
      o Your GPB is $102,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 2% of Your initial GPB ($100,000).
      o     Your GPA is $7,140, which is the greater of Your GPA prior to the
            Bonus Credit ($7,000) and 7% of Your current GPB ($102,000).
      o     Your LPA is $5,100, which is the greater of Your LPA prior to the
            Bonus Credit ($5,000) and 5% of Your current GPB ($102,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a Bonus Credit in year 1. If You have not taken any withdrawals in year 2, You would get a Bonus Credit, then
      o Your GPB is $97,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 2% of Your initial GPB ($100,000).
      o     Your GPA is $7,000, which is the greater of Your GPA prior to the
            Bonus Credit ($7,000) and 7% of Your current GPB ($97,000).
      o     Your LPA is $5,000, which is the greater of Your LPA prior to the
            Bonus Credit ($5,000) and 5% of Your current GPB ($97,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $7,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 and 5.

Additional Examples

Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age
65). Assume You take withdrawals of $5,000 each of the first 5 years, then
      o Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 years.
      o Your GPA is $7,000, which is Your initial GPA ($7,000), since You have not taken more than Your GPA in any contract year.
      o Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 13. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and
      o Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.
      o Your GPA for the next year remains $7,000, because You did not take more than the maximum GPA ($7,000).
      o     Your LPA is $3,550, which is 5% times Your GPB ($71,000).

                                   APPENDIX II
                                 GMIB Plus Rider

Example 1: Assumes a 55 year old male elects the GMIB Plus Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value                                                      $100,000.00
      Base Contract Income Factor                                                      4.85d
      Base Contract Monthly Income Payment                                             $485.00

      GMIB Roll-Up Benefit                                                             $162,889
      GMIB Annual step-up Benefit                                                      $125,000
      GMIB Accumulation value (greater of roll-up and annual step-up benefit)          $162,889
      GMIB Income Factor                                                               3.82
      GMIB Monthly Income Payment                                                      $622.24

      Monthly Income Payment (greatest income payment)                                 $622.24

Example 2:  Assumes the same facts as Example 1.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value                                                      $140,000.00
      Base Contract Income Factor                                                      4.85
      Base Contract Monthly Income Payment                                             $679.00

      GMIB Roll-Up Benefit                                                             $162,889
      GMIB Annual step-up Benefit                                                      $190,000
      GMIB Accumulation value (greater of roll-up and annual step-up benefit)          $190,000
      GMIB Income Factor                                                               3.82
      GMIB Monthly Income Payment                                                      $725.80

      Monthly Income Payment (greatest income payment)                                 $725.80

Example 3:  Assumes the same facts as Example 1.

Age                                                                                    Contract Values

55      Initial Premium                                                                $100,000.00

65      Base Contract Account Value                                                    $150,000.00
        Base Contract Income Factor                                                    4.85
        Base Contract Monthly Income Payment                                           $727.50

        GMIB Roll-Up Benefit                                                           $162,889
        GMIB Annual step-up Benefit                                                    $160,000
        GMIB Accumulation value (greater of roll-up and annual step-up benefit)        $179,085
        GMIB Income Factor                                                             3.82
        GMIB Monthly Income Payment                                                    $622.24

        Monthly Income Payment (greatest income payment)                               $727.50

Example 4: Assumes a 55 year old male elects the GMIB Plus Rider at issue. At age 65, the contract holder chooses not to annuitize and keeps the contract inforce. Age Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value before GMAB benefit                                  $90,000.00

      GMAB Benefit                                                                     $100,000.00

      Base Contract Account Value after GMAB benefit                                   $100,000.00

Example 5:  Assumes the same facts as Example 4.

Age                                                                                    Contract Values

55    Initial Premium                                                                  $100,000.00

65    Base Contract Account Value before GMAB benefit                                  $150,000.00

      GMAB Benefit                                                                     $100,000.00

      Base Contract Account Value after GMAB benefit                                   $150,000.00

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                       VECTOR II VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565(toll-free)


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vector II Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2006, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2006

                                TABLE OF CONTENTS


THE CONTRACT..................................................................4

  Entire Contract.............................................................4

  Changes to the Contract.....................................................4

  Incontestability............................................................4

  Misstatement of Age or Sex..................................................4

  Non-participating...........................................................4

  Claims of Creditors.........................................................4

  Minimum Benefits............................................................4

  Ownership...................................................................5

  Assignment..................................................................5

  Accumulation Unit Value.....................................................5

  Annuity Payments............................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS.......................................7

  Money Market Investment Division Yield Calculation..........................7

  Other Investment Division Yield Calculations................................8

  Standard Total Return Calculations..........................................8

  Cumulative Total Returns....................................................9

  Adjusted Historical Performance Data.......................................10

FEDERAL TAX MATTERS..........................................................10

  Tax-Free Exchanges (Section 1035)..........................................10

  Required Distributions.....................................................11

  Non-Natural Person owners..................................................11

  Diversification Requirements...............................................11

  Owner Control..............................................................12

  Taxation of Qualified Contracts............................................12

DISTRIBUTION OF THE CONTRACT.................................................13

SAFEKEEPING OF ACCOUNT ASSETS................................................14

STATE REGULATION.............................................................14


RECORDS AND REPORTS..........................................................14

LEGAL MATTERS................................................................15


FINANCIAL MATTERS............................................................15

OTHER INFORMATION............................................................15

FINANCIAL STATEMENTS.........................................................15

                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

     1)  Any assignee of record with Us;
     2)  Any irrevocable beneficiary; and
     3)  Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:


      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily current charge for the basic contract, without the optional riders, is currently 0.005205%, which is an effective annual rate of 1.90% for contracts with an accumulation value between $0 -$24,999; 0.004658% which is an annual rate of 1.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.004521% which is an annual rate of 1.65% for contracts with an accumulation value of $100,000 and over. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the maximum rider charges, is currently 0.010685% which is an effective annual rate of 3.90% for contracts with an accumulation value between $0 - $24,999; 0.010137% which is an annual rate of 3.75% for contracts with an accumulation value between $25,000 - $99,999 and 0.010000 which is an annual rate of 3.65% for contracts with an accumulation value of $100,000 and over.

      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS
The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

      (1)   = the Annuity Unit Value for the preceding business day:

      (2) = the net investment factor (as described above) for that division on that business day.

      (3) = the investment result adjustment factor (0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION


In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Rydex VT U.S. Government Money Market Fund investment division and the ProFund VP Money Market investment division (collectively, called "the money market investment division" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment division or on their respective portfolio securities. This current annualized yield is computed for the money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment division of the Separate Account will be lower than the yield for the respective money market investment division or any comparable substitute funding vehicle.


The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment division or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment division or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment division) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                         cd

             Where:     a =  net investment income earned during the period by
                             the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of
                             reimbursements).
                        c =  the average daily number of units outstanding
                             during the period.
                        d =  the maximum offering price per unit on the last
                             day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
             P (1 + T)n = ERV
             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                           ERV =   ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as 0.09% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.

Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force (b) whether the optional Extra Credit Rider is selected; (c) whether other optional riders are selected. Accordingly, Midland may disclose the following types of average annual total return:

      1. The contract is surrendered and has the highest possible combination of riders;
      2.    The contract is surrendered, but no optional riders are selected;
      3. The contract is surrendered, the Extra Credit Rider is selected but no other optional riders are selected;
      4. The contract is not surrendered, the Extra Credit Rider is not selected, but other optional riders are selected up to the maximum rider mortality and expense risk charge of 2.0%; and
      5. The contract is not surrendered, and neither the Extra Credit Rider nor any other optional riders are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

          Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

             CTR = [ERV/P] - 1
             Where:     CTR =  the cumulative total return net of investment
                               division recurring charges for the period.
                        ERV =  ending redeemable value of an assumed $1,000
                               payment at the beginning of the one, five, or
                               ten-year period at the end of the one, five, or
                               ten-year period (or fractional portion thereof).
                        P   =  an assumed initial payment of $1,000

             The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

             Midland may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as $30/$35,000, or 0.09% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)


Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax advisor should be consulted with and relied upon before You effect an exchange or a rollover.


REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.


Our distribution agreement with Sammons Securities Company allows for 100% pass-thruogh of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. As of May 1, 2005, no Vector II variable annuity contracts have been issued and no commissions have been paid.


Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

     o   sales representative training allowances,
     o   deferred compensation and insurance benefits,
     o   advertising expenses, and
     o   all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
      o     sales promotions relating to the contracts;
      o costs associated with sales conferences and educational seminars for their sales representatives; and
      o     other sales expenses incurred by them.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of fund shares held by each of the investment divisions.


                                STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.


                                FINANCIAL MATTERS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2005, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                              Bank of America Plaza
                                800 Market Street
                            St. Louis, MO 63101-2695


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
December 31, 2005, 2004 and 2003


-----------------

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm.....................1


Consolidated Financial Statements


Balance Sheets..............................................................2


Statements of Income........................................................3


Statements of Stockholder's Equity..........................................4


Statements of Cash Flows..................................................5-6


Notes to Consolidated Financial Statements...............................7-35

                Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 1 to the consolidated financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.



/S/_____________________________________________


March 17, 2006

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
December 31, 2005 and 2004
--------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                              2005                2004

Assets
Investments
    Fixed maturities                                                                    $16,375,214         $14,171,511
    Equity securities                                                                       328,639             298,907
    Mortgage loans                                                                          361,863             436,261
    Policy loans                                                                            275,764             272,315
    Short-term investments                                                                  161,971             135,610
    Other invested assets and derivatives                                                   373,208             261,924
                                                                                  ------------------  ------------------
              Total investments                                                          17,876,659          15,576,528
Cash                                                                                         11,097              27,495
Accrued investment income                                                                   168,913             151,742
Deferred policy acquisition costs                                                         1,198,367           1,019,716
Deferred sales inducements                                                                  354,330             275,863
Present value of future profits of acquired businesses                                       39,017              43,254
Defered income tax asset                                                                    142,785             110,637
Current tax receivable                                                                        8,102                   -
Other receivables and other assets                                                           85,963              78,996
Reinsurance receivables                                                                   1,522,460           1,352,839
Separate account assets                                                                     722,300             602,723
                                                                                  ------------------  ------------------
              Total assets                                                              $22,129,993         $19,239,793
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $17,078,063         $14,825,850
    Policy benefit reserves                                                                 835,581             786,500
    Policy claims and benefits payable                                                      101,674             112,902
    Repurchase agreements and collateral on derivative instruments                        1,719,278           1,244,877
    Current tax payable                                                                           -               5,885
    Other liabilities                                                                       377,624             410,738
    Separate account liabilities                                                            722,300             602,723
                                                                                  ------------------  ------------------
              Total liabilities                                                          20,834,520          17,989,475
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707             268,707
    Accumulated other comprehensive income                                                   38,441              97,243
    Retained earnings                                                                       985,776             881,819
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,295,473           1,250,318
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $22,129,993         $19,239,793
                                                                                  ------------------  ------------------




   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
Years Ended December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands)                                                   2005                2004               2003

Revenues
Premiums                                                                  $ 113,264           $ 109,095          $ 112,118
Interest sensitive life and investment product charges                      254,309             231,404            225,966
Net investment income                                                       811,652             827,653            595,149
Net realized investment (losses) gains                                      (26,244)             (3,914)             3,482
Net unrealized gains (losses) on derivative instruments                      78,591              (8,063)            17,024
Other income                                                                  8,870               6,300              6,601
                                                                    ----------------   -----------------  -----------------
              Total revenue                                               1,240,442           1,162,475            960,340
                                                                    ----------------   -----------------  -----------------
Benefits and expenses
Benefits incurred                                                           201,024             206,798            187,400
Amortization of deferred sales inducements                                   42,761              21,076             15,748
Interest credited to policyholder account balances                          514,013             575,534            400,478
                                                                    ----------------   -----------------  -----------------
              Total benefits                                                757,798             803,408            603,626
                                                                    ----------------   -----------------  -----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                          88,726              74,462             81,073
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                     175,954             116,504            113,614
                                                                    ----------------   -----------------  -----------------
              Total benefits and expenses                                 1,022,478             994,374            798,313
                                                                    ----------------   -----------------  -----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                   217,964             168,101            162,027
Income tax expense                                                           69,007              58,318             55,328
                                                                    ----------------   -----------------  -----------------
              Income before cumulative effect of a
               change in accounting principle                               148,957             109,783            106,699
Cumulative effect on prior years of change in
 accounting principle                                                             -              (7,549)                 -
                                                                    ----------------   -----------------  -----------------
              Net income                                                  $ 148,957           $ 102,234          $ 106,699
                                                                    ----------------   -----------------  -----------------



   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------


                                                                                 Additional
                                                                     Common        Paid-in          Comprehensive
(amounts in thousands)                                               Stock         Capital          Income (Loss)

Balances at December 31, 2002                                         $ 2,549       $  43,707
Comprehensive income
    Net income                                                                                       $ 106,699
    Other comprehensive income
      Minimum pension liability (net of tax $407)                                                         (756)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $14,222)                                             26,412
                                                                                                 --------------
              Total comprehensive income                                                             $ 132,355
                                                                                                 --------------
Capital contribution                                                                  225,000
Dividends paid on common stock
                                                                   -----------  --------------
Balances at December 31, 2003                                           2,549         268,707
Comprehensive income
    Net income                                                                                       $ 102,234
    Other comprehensive income
      Minimum pension liability (net of tax $1,572)                                                     (2,920)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $18,798)                                             34,911
                                                                                                 --------------
              Total comprehensive income                                                             $ 134,225
                                                                                                 --------------
Dividends paid on common stock
                                                                   -----------  --------------
Balances at December 31, 2004                                           2,549         268,707
Comprehensive income
    Net income                                                                                       $ 148,957
    Other comprehensive income
      Minimum pension liability (net of tax $882)                                                       (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))                                          (57,164)
                                                                                                 --------------
              Total comprehensive income                                                             $  90,155
                                                                                                 --------------
Dividends paid on common stock
                                                                   -----------  --------------
Balances at December 31, 2005                                         $ 2,549       $ 268,707
                                                                   -----------  --------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity (Continued)
Years Ended December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------






                                                                     Accumulated
                                                                      Other                             Total
                                                                    Comprehensive     Retained      Stockholder's
(amounts in thousands)                                              Income (Loss)     Earnings          Equity

Balances at December 31, 2002                                         $  39,596         $ 749,886       $  835,738
Comprehensive income
    Net income                                                                            106,699          106,699
    Other comprehensive income
      Minimum pension liability (net of tax $407)                          (756)                              (756)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $14,222)              26,412                             26,412

              Total comprehensive income

Capital contribution                                                                                       225,000
Dividends paid on common stock                                                            (36,000)         (36,000)
                                                                   -------------    --------------  ---------------
Balances at December 31, 2003                                            65,252           820,585        1,157,093
Comprehensive income
    Net income                                                                            102,234          102,234
    Other comprehensive income
      Minimum pension liability (net of tax $1,572)                      (2,920)                            (2,920)
      Net unrealized gain on available-for-sale investments
       and certain interest rate swaps (net of tax $18,798)              34,911                             34,911

              Total comprehensive income

Dividends paid on common stock                                                            (41,000)         (41,000)
                                                                   -------------    --------------  ---------------
Balances at December 31, 2004                                            97,243           881,819        1,250,318
Comprehensive income
    Net income                                                                            148,957          148,957
    Other comprehensive income
      Minimum pension liability (net of tax $882)                        (1,638)                            (1,638)
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($30,781))           (57,164)                           (57,164)

              Total comprehensive income

Dividends paid on common stock                                                            (45,000)         (45,000)
                                                                   -------------    --------------  ---------------
Balances at December 31, 2005                                         $  38,441         $ 985,776      $ 1,295,473
                                                                   -------------    --------------  ---------------



   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
Years Ended December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------


(amounts in thousands)                                                    2005               2004               2003

Cash flows from operating activities
Net income                                                                 $ 148,957          $ 102,234          $ 106,699
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     218,715            137,580            129,362
    Net amortization of premiums and discounts on
     investments                                                             139,364            102,659             40,694
    Policy acquisition costs deferred                                       (229,790)          (222,276)          (265,951)
    Sales inducements costs deferred                                         (97,997)           (99,767)          (127,882)
    Net realized investment losses (gains)                                    26,244              3,914             (3,482)
    Net unrealized (gains) losses on derivative
       instruments                                                           (78,591)             8,063            (17,024)
    Cumulative effect of accounting change                                         -              7,549                  -
    Deferred income taxes                                                       (486)           (49,696)           (17,447)
    Net interest credited and product charges on
     universal life and investment policies                                  494,161            559,296            344,543
    Changes in other assets and liabilities
      Net receivables                                                        (49,209)           (17,263)          (100,577)
      Net payables                                                           (36,706)           (53,059)           (19,808)
      Policy benefits                                                       (123,675)          (102,707)           (17,240)
      Other                                                                   11,480             29,558            (10,966)
                                                                    -----------------  -----------------  -----------------

              Net cash provided by operating activities                      422,467            406,085             40,921
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                      10,024,829          5,590,085          6,407,146
    Equity securities                                                        220,249            222,225            306,724
    Mortgage loans                                                            69,065             41,368             65,711
    Other invested assets and derivatives                                     27,188             59,716            157,831
Cost of investments acquired
    Fixed maturities                                                     (12,451,732)        (8,163,700)        (8,645,932)
    Equity securities                                                       (252,405)          (197,675)          (380,292)
    Other invested assets and derivatives                                   (333,544)          (176,351)          (114,483)
Purchase of CHC Holding, Inc.                                                      -                  -           (290,188)
Net change in policy loans                                                    (3,449)            (2,874)            (2,222)
Net change in short-term investments                                         (26,369)            73,360            256,608
Net change in repurchase agreements and
 collateral on swap agreements                                               474,402            204,448            (32,593)
Net change in amounts due to brokers                                           1,611               (599)           (18,177)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,250,155)        (2,349,997)        (2,289,867)
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities
Receipts from universal life and investment products                       2,962,492          2,849,016          2,839,656
Benefits paid on universal life and investment
 products                                                                 (1,106,202)          (869,877)          (756,241)
Cash paid on coinsurance agreement                                                 -                  -            (13,817)
Capital contributions received                                                     -                  -            225,000
Dividends paid on common stock                                               (45,000)           (41,000)           (36,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,811,290          1,938,139          2,258,598
                                                                    -----------------  -----------------  -----------------
              (Decrease) increase in cash                                    (16,398)            (5,773)             9,652
Cash
Beginning of year                                                             27,495             33,268             23,616
                                                                    -----------------  -----------------  -----------------
End of year                                                                $  11,097          $  27,495          $  33,268
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                           $  83,480          $ 107,788          $  92,221


   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company ("Midland National") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100 percent of the outstanding shares of CHC Holding Inc. ("CHC") (Note 11). Companies owned by CHC included the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. The accompanying financial statements for 2003 include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. Effective April 2004, all of the assets and liabilities of CHC, Clarica Life and the three non-insurance entities were merged into Midland National and the respective shares of each company retired. Effective November 30, 2005, SFG Reinsurance Company ("SFG Re") was incorporated as a wholly owned insurance subsidiary of Midland National. The accompanying financial statements for 2005 include the consolidated accounts of the Company, including the results of operations and cash flows of SFG Re for the time period from November 30, 2005 through December 31, 2005. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. All significant inter-company accounts and transactions were eliminated in consolidation.


        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").


        Use of Estimates
        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.


        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Cash
        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.


        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses) utilizing the specific identification method. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.


        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Any premium or discount is amortized to adjust the yield over the remaining term of the loan. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.


        Short-term investments include short-term government and agency discount notes and money market funds and are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.


        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, private equity investments and limited partnerships. The interest rate swaps are reported at exchange or broker quoted prices. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counter parties. Investments in private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with paragraph 8 of AICPA Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5 percent or more of the entity's equity (reported at cost where the Company owns less than 5 percent) and reviewed for impairment on a periodic basis.


        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.


        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $8,016, $6,348 and $19,229 during 2005, 2004 and 2003, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.


        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25 percent to 11.25 percent.


        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies") Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.


        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00 percent to 7.50 percent during 2005 and 2004 and 2.00 percent to 6.65 percent during 2003. For certain contracts, these crediting rates extend for periods in excess of one year.


        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected in the statement of income. The changes in fair value of derivatives designated as effective fair value hedges of specified available for sale fixed income securities are reported as a component of earnings. The changes in fair value of the hedged fixed income security are also reported as a component of earnings. These changes in fair value substantially offset each other in the statement of income. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of earnings in the period of change.


        The Company uses derivatives to manage its equity indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and purchases over-the-counter index ("call") options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has equity indexed annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases call options that compensate the Company for any appreciation over the strike price and generally offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        The FASB's Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") in April 2003. DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact one large coinsurance with funds withheld agreement with a third-party reinsurer applicable to specified annuity policies issued by the Company. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss was reported as a cumulative effect of change in accounting principle in the accompanying statement of income.


        See Note 4 for further discussion of the Company's derivatives and hedging activities.


        Deferred Policy Acquisition Costs
        Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.


        Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.


        Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.


        Policy acquisition costs deferred and amortized for the years ended December 31 are as follows:


                                                                2005               2004               2003

Deferred policy acquisition costs, beginning
 of year                                                        $1,019,716         $1,013,898          $ 858,924
Commissions deferred                                               200,252            198,959            237,733
Underwriting and acquisition expenses deferred                      29,538             23,317             28,218
Effect of change in accounting - DIG B36                                 -              3,662                  -
Change in offset to unrealized gains                               128,199           (108,864)              (371)
Reclassification to deferred sales inducements                      (3,939)                 -                  -
Reclassification to policy benefit reserves                         (3,682)                 -                  -
Amortization - related to operations                              (129,341)          (114,747)          (100,751)
Amortization - related to SFAS No. 133                             (42,376)             3,491             (9,855)
                                                           ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                  $1,198,367         $1,019,716         $1,013,898
                                                           ----------------   ----------------   ----------------

        To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.


        The Company regularly evaluates the recoverability of the unamortized balance of the deferred policy acquisition costs. The Company considers estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If the Company determines a portion of the unamortized balance is not recoverable, it is charged to amortization expense.


        Sales Inducements
        The Company defers certain sales inducements, primarily premium bonuses and bonus interest on the Company's annuity products. Prior to the adoption of AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts, in 2004, the capitalized sales inducements were included in deferred policy acquisition costs and the related amortization expense was included in the amortization of deferred policy acquisition costs. The change in 2004, as it applies to accounting and reporting for certain sales inducements, had no effect on net income or stockholder's equity. The 2003 amounts were reclassified to conform to the 2004 presentation.


                                                                  2005               2004               2003

Deferred sales inducements, beginning of year                      $ 275,863          $ 219,470          $ 107,387
Sales inducements deferred                                            97,997             99,767            127,882
Change in offset to unrealized gains                                  19,292            (22,298)               (50)
Reclassification from deferred acquisitions costs                      3,939                  -                  -
Amortization - related to operations                                 (26,764)           (23,510)           (13,629)
Amortization - related to SFAS No. 133                               (15,997)             2,434             (2,120)
                                                            -----------------  -----------------  -----------------
Deferred sales inducements, end of year                            $ 354,330          $ 275,863          $ 219,470
                                                            -----------------  -----------------  -----------------


        Present Value of Future Profits of Acquired Businesses
        The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:


                                                                2005               2004               2003

Balance at beginning of year                                     $  43,254          $  48,502          $  12,214
Value of acquired business                                               -                  -             39,295
Amortization                                                        (4,237)            (5,248)            (3,007)
                                                           ----------------   ----------------   ----------------
Balance at end of year                                           $  39,017          $  43,254          $  48,502
                                                           ----------------   ----------------   ----------------

        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Based on current conditions and assumptions as to future events, the Company expects to amortize $3,879, $3,768, $3,659, $3,541 and $3,393 of the existing PVFP over the next five years.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.


        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Assets Held in Separate Accounts


        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain Variable Life and Annuity policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheet. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheet.


        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Repurchase Agreements and Collateral on Derivative Instruments
        As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2005 and 2004, there were $1,589,922 and $1,150,839, respectively, of reverse repurchase agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.


        New Accounting Standards


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), Consolidation of Variable Interest Entities. Under FIN 46 (R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both. FIN 46 (R) was effective for non-public entities for periods beginning after December 15, 2004.


        As of December 31, 2005. the Company has identified limited partnership and private equity investments that may be variable interest entities. In each case the Company has determined it would not be the primary beneficiary of any of these entities. The Company will evaluate its position in the future when any of the following circumstances arise: changes in governing documents or contractual arrangements, primary beneficiary sale of its interest, non-primary beneficiary acquisition of additional interests, troubled debt restructurings, and business combinations. The aforementioned circumstances could create a case in which the Company would consolidate the variable interest entity into its financial statements.


        Internal Replacement and Exchanges
        In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1 ("SOP 05-1"), Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on the accounting for internal replacements of one insurance contract with another insurance contract. Under this guidance, the replacement of a contract with another that is substantially different from the original contract is deemed an extinguishment of the original contract. As such, all remaining unamortized deferred costs would be written off at the time of the exchange. An internal replacement that is deemed substantially the same as the original contract will be accounted for as a continuation of the original contract, that is all remaining unamortized deferred costs will remain. SOP 05-1 is effective for internal replacements occurring in periods beginning after December 15, 2006, with earlier application encouraged. The impact of adopting SOP 05-1 is not expected to be material.


        Accounting Changes and Error Corrections
        In May 2005, the FASB issued Statement No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion 20 and FASB No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. SFAS 154 applies to all voluntary changes in accounting principles and also to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The Company does not anticipate any material impact on its financial statements as a result of implementing this pronouncement.


        Reclassification
        Certain items in the 2004 financial statements have been reclassified to conform to the 2005 presentation


2.        Fair Value of Financial Instruments


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


        Investment Securities
        Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.


        Mortgage Loans
        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were restated to fair value at purchase date. The fair values were estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.


        Cash, Short-Term Investments and Policy Loans
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.


        Other Invested Assets and Derivatives
        For private equity investments and limited partnerships, the carrying amounts representing the Company's share of the entity's underlying equity approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to exchange or broker quoted market prices for interest rate swaps and internal financial models or counterparty fair value quotes for options.


        Investment-Type Insurance Contracts
        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.


        The carrying value and estimated fair value of the Company's financial instruments are as follows:




                                            December 31, 2005                        December 31, 2004
                                  --------------------------------------   --------------------------------------
                                      Carrying            Estimated            Carrying            Estimated
                                        Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $16,375,214         $16,375,214          $14,171,511         $14,171,511
    Equity securities,
     available-for-sale                     328,639             328,639              298,907             298,907
    Mortgage loans                          361,863             360,423              436,261             444,451
    Policy loans                            275,764             275,764              272,315             272,315
    Short-term investments                  161,971             161,971              135,610             135,610
    Other invested assets
     and derivatives                        373,208             373,208              261,924             261,924
Financial liabilities
    Investment-type
     insurance contracts                  9,671,579           8,214,838            8,473,091           7,158,469




3.      Investments and Investment Income


        Fixed Maturity and Equity Security Investments
        The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:




                                                                         December 31, 2005
                                             -------------------------------------------------------------------------
                                                                     Gross             Gross
                                                                   Unrealized        Unrealized         Estimated
                                                 Amortized          Holding           Holding             Fair
                                                   Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                  $ 3,693,359        $ 101,104          $ 26,083         $ 3,768,380
    Corporate securities                             7,202,829          117,826            96,137           7,224,518
    Mortgage-backed securities                       5,155,717           79,802            25,441           5,210,078
    Other debt securities                              164,807            7,681               250             172,238
                                             ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                16,216,712          306,413           147,911          16,375,214
Equity securities                                      317,835           12,690             1,886             328,639
                                             ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                $16,534,547        $ 319,103         $ 149,797         $16,703,853
                                             ------------------  ---------------   ---------------  ------------------




                                                                         December 31, 2004
                                             -------------------------------------------------------------------------
                                                                     Gross             Gross
                                                                   Unrealized        Unrealized         Estimated
                                                 Amortized          Holding           Holding             Fair
                                                   Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                  $ 3,140,205         $ 74,360          $  5,407         $ 3,209,158
    Corporate securities                             5,323,903          183,169            17,243           5,489,829
    Mortgage-backed securities                       5,109,949          150,467             5,705           5,254,711
    Other debt securities                              209,689            8,285               161             217,813
                                             ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                13,783,746          416,281            28,516          14,171,511
Equity securities                                      281,894           17,384               371             298,907
                                             ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                $14,065,640        $ 433,665          $ 28,887         $14,470,418
                                             ------------------  ---------------   ---------------  ------------------


        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as follows:




                                                            December 31, 2005
                           -------------------------------------------------------------------------------------
                              Less than 12 months            12 months or more           Total
                           ---------------------------   --------------------------  ---------------------------
                                            Unrealized                   Unrealized                  Unrealized
                            Fair Value       Losses      Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,188,836      $22,026      $ 171,676       $ 4,057      $1,360,512      $26,083
   Corporate securities        3,582,054       71,401        602,684        24,736       4,184,738       96,137
   Mortgage-backed
    securities                 1,385,768       16,562        364,330         8,879       1,750,098       25,441
   Other debt securities             896           12         12,701           238          13,597          250
                           --------------  -----------   ------------   -----------  --------------  -----------
           Total fixed
            maturities         6,157,554      110,001      1,151,391        37,910       7,308,945      147,911
Equity securities                 59,269          754         28,832         1,132          88,101        1,886
                           --------------  -----------   ------------   -----------  --------------  -----------
           Total available-
            for-sale          $6,216,823     $110,755     $1,180,223       $39,042      $7,397,046     $149,797
                           --------------  -----------   ------------   -----------  --------------  -----------




                                                            December 31, 2004
                           -------------------------------------------------------------------------------------
                              Less than 12 months            12 months or more           Total
                           ---------------------------   --------------------------  ---------------------------
                                            Unrealized                   Unrealized                  Unrealized
                            Fair Value       Losses      Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 224,242      $ 2,736      $ 218,971       $ 2,671       $ 443,213      $ 5,407
   Corporate securities          755,640        6,547        309,073        10,696       1,064,713       17,243
   Mortgage-backed
    securities                   447,370        3,560        177,818         2,145         625,188        5,705
   Other debt securities          17,123           69          4,848            92          21,971          161
                           --------------  -----------   ------------   -----------  --------------  -----------
           Total fixed
            maturities         1,444,375       12,912        710,710        15,604       2,155,085       28,516
Equity securities                 49,835          302         11,427            69          61,262          371
                           --------------  -----------   ------------   -----------  --------------  -----------
           Total available-
            for-sale          $1,494,210      $13,214      $ 722,137       $15,673      $2,216,347      $28,887
                           --------------  -----------   ------------   -----------  --------------  -----------



        The unrealized appreciation (depreciation) on the available-for-sale securities and cash flow hedge interest rate swaps in 2005 and 2004 is reduced by deferred acquisition costs, deferred sales inducements and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:



                                                                                   2005               2004

Net unrealized appreciation - AFS securities                                        $ 174,787          $ 404,778
Net unrealized appreciation - cash flow interest rate swaps                             5,653             11,099
Deferred acquisition costs                                                            (99,199)          (227,398)
Deferred sales inducements                                                            (13,927)           (33,219)
Deferred income taxes                                                                 (23,560)           (54,341)
                                                                              ----------------   ----------------
                                                                                       43,754            100,919
Minimum pension liability (net of tax $2,861)                                          (5,313)            (3,676)
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  38,441          $  97,243
                                                                              ----------------   ----------------






        The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (primarily cash flow hedge interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, deferred sales inducements, deferred income taxes and minimum pension liability as follows:




                                                                2005               2004               2003

Unrealized holding (losses) gains arising in the
 current period
     Fixed maturities                                           $ (255,330)         $ 157,153          $  30,731
     Equity securities                                              (2,424)             3,409             12,538
     Other invested assets - interest rate swaps                    (5,446)               394            (66,788)
     Less:  Reclassification adjustment for
      losses (gains) released into income                           27,764             23,915             64,574
     Less:  Deferred acquisition costs impact                      128,199           (108,864)              (371)
     Less:  Deferred sales inducements impact                       19,292            (22,298)               (50)
     Less:  Deferred income tax impact                              30,781            (18,798)           (14,222)
                                                           ----------------   ----------------   ----------------
                                                                   (57,164)            34,911             26,412
     Less:  Minimum pension liability impact                        (1,638)            (2,920)              (756)
                                                           ----------------   ----------------   ----------------
         Net other comprehensive (loss) income                   $ (58,802)         $  31,991          $  25,656
                                                           ----------------   ----------------   ----------------



        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2005, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  103,065          $  103,288
Due after one year through five years                                                890,669             897,651
Due after five years through ten years                                             2,228,424           2,243,514
Due after ten years                                                                7,838,837           7,920,683
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       5,155,717           5,210,078
                                                                           ------------------  ------------------
              Total fixed maturities                                             $16,216,712         $16,375,214
                                                                           ------------------  ------------------





        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2005. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.


        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:



                                                                2005               2004               2003

Gross investment income
    Fixed maturities                                             $ 796,652          $ 668,442          $ 557,185
    Equity securities                                               20,836             19,064             27,506
    Mortgage loans                                                  25,836             31,102             37,961
    Policy loans                                                    20,028             19,852             20,100
    Short-term investments                                           8,037              5,483              4,972
    Other invested assets                                           29,273             17,624             22,115
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        900,662            761,567            669,839
Value received on option maturities                                125,330            215,244             48,742
Less:  Amortization of investment options                          134,582            108,179             77,357
Less:  Investment expenses                                          79,758             40,979             46,075
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 811,652          $ 827,653          $ 595,149
                                                           ----------------   ----------------   ----------------




        Included in gross investment income from equity securities in 2004 and 2003 is $867 and $4,686, respectively, of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchased a common equity security and simultaneously wrote a covered call option on the security. The Company received any common equity dividend and subsequently disposed of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option was exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 and the trading program was not utilized during 2005. For the year ended December 31, gross investment income from these activities consisted of the following:



                                                                                   2004               2003

Dividends                                                                            $  2,278          $  15,188
Covered call option premiums                                                           29,142              7,394
Loss on disposal of equity securities                                                 (35,983)           (17,271)
Put option income (expense)                                                             5,430               (625)
                                                                              ----------------   ----------------
              Net impact on gross investment income                                   $   867           $  4,686
                                                                              ----------------   ----------------




        The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:



                                                                2005               2004               2003
                                                              Realized           Realized           Realized

Fixed maturities                                                 $ (31,550)         $ (26,492)         $ (69,515)
Equity securities                                                    3,786              2,577              4,941
Mortgage loans                                                         515               (835)             2,164
Gain on termination of interest rate swaps                             299              4,537             65,901
Other                                                                  706             16,299                 (9)
                                                           ----------------   ----------------   ----------------
              Net investment (losses) gains                      $ (26,244)         $  (3,914)          $  3,482
                                                           ----------------   ----------------   ----------------



        During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above footnote.


        During 2005, 2004 and 2003 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2005, 2004 and 2003, the Company terminated interest rate swaps with notional amounts of $72,389, $130,535 and $462,000 and realized net gains on the terminations of $299, $4,537 and $65,901, respectively. In some of the 2003 termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps did not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps were adjusted to fair market value as of December 31, 2004, with any change in fair value reflected as a realized gain or loss. During 2003, the Company received net proceeds of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took a write-down of $4,977 during 2005 applicable to a Kamp Re catastrophe bond. The security became impaired as a result of Hurricane Katrina. The Company also took write-downs for other than temporary impairments on two securities related to Northwest Airlines for $3,211. The Company considered these securities to be other than temporarily impaired due to the Chapter 11 bankruptcy filing by Northwest Airlines. The Company recognized write-downs on securities issued by United Airlines of $1,845 and $4,658 in the years ended December 31, 2004 and 2003, respectively. During 2003, the Company recognized an other than temporary impairment write-down of $11,087 applicable to fixed income securities of Southern Energy Corp.


        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2005, 2004 and 2003 were as follows:




                                      2005                            2004                           2003
                         ------------------------------  -----------------------------  ----------------------------
                             Fixed          Equity           Fixed          Equity          Fixed         Equity
                          Maturities      Securities      Maturities      Securities     Maturities     Securities

Proceeds from sales         $8,635,952       $ 130,345      $4,320,894    $ 1,256,949      $5,509,559     $ 281,599
Gross realized gains            33,449           2,449          19,764         12,856          52,919         6,214
Gross realized losses          (56,323)           (604)        (44,761)       (49,127)        (92,818)       (2,719)



        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10 percent of stockholder's equity at December 31, 2005, except for SASCO Series 2003, 2004 and 2005 with a carrying value of $264,261.


        Limited Partnership Commitments
        At December 31, 2005, the Company had outstanding capital commitments to limited partnerships of $109,140. Outstanding commitments in prior periods were not considered material.


        Other
        At December 31, 2005 and 2004, securities amounting to $3,788 and $4,432, respectively, were on deposit with regulatory authorities as required by law.


        Mortgage Loans
        Approximately 35 percent of the Company's mortgage loan portfolio is located in Illinois, Indiana, Michigan, Ohio, and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2005, was as follows: Office 41 percent, Retail 10 percent, Industrial 27 percent, Apartment 6 percent, and Other 16 percent. At December 31, 2005, no investments in mortgage loans were considered by management to be impaired.


        There were no new mortgage loans during in 2005 and 2004. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80 percent. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.


        There is no investment in restructured loans at December 31, 2005. Interest income on non-performing loans is generally recognized on a cash basis.


4.      Derivative Instruments and Hedging Activities


        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $4,031,657 of annuity policies inforce (net of $1,480,564 ceded to an outside reinsurer) that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases call options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($125,330, $215,244 and $48,742 in 2005, 2004 and 2003,
        respectively) offset by the amount credited to the policyholder ($121,710, $201,572 and $45,835 in 2005, 2004 and 2003, respectively).


        The following relates to the options owned as of December 31:


                                2005               2004               2003

Notional amount              $4,088,922         $3,301,283         $1,875,505
Amortized cost                  105,001             94,454             59,275
Estimated fair value            181,418            200,471            228,928


        The Company has two coinsurance with funds withheld reinsurance agreement that falls under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreement contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivative contained in the funds withheld liability is similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the balance sheet in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaty, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreement is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreement and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivative during 2005 and 2004 was $1,777 and $85, respectively, and is reported as a net unrealized gain (loss) on derivative instruments in the statement of income.


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in equity indexed products and the coinsurance with funds withheld reinsurance agreement be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:




                                                         Change
                                  ------------------------------------------------------              December 31,
                                    During        During      January 1,      During     ----------------------------------------
Gain (Loss) in Fair Value            2005          2004          2004          2003         2005          2004          2003

Change in investment values         $ (29,602)    $ (30,942)       $    -      $145,229     $ 76,416      $106,018      $136,960
Change in liability values            102,648        22,879        (4,347)     (128,205)     (23,307)     (125,955)     (144,487)
                                  ------------  ------------  ------------ ------------- ------------  ------------  ------------
Change in derivative/option
 values                                73,046        (8,063)       (4,347)       17,024       53,109       (19,937)       (7,527)
Offset to deferred acquisition
 costs                                (36,924)        4,299         2,854        (9,855)     (25,011)       11,913         4,760
Offset to deferred sales
 inducements                          (13,856)        1,625           809        (2,120)     (10,971)        2,885           451
Offset to federal income taxes         (7,447)          568           239        (1,796)      (5,858)        1,589           782
                                  ------------  ------------  ------------ ------------- ------------  ------------  ------------
Net impact                           $ 14,819      $ (1,571)      $  (445)     $  3,253     $ 11,269      $ (3,550)     $ (1,534)
                                  ------------  ------------  ------------ ------------- ------------  ------------  ------------


        The changes in the above values during 2005 and 2004 are reflected in the statement of income in the respective components of income with the January 1, 2004, change reflected as a cumulative effect of change in accounting principle in the statement of income.


        The fair value of the investment in call options is based upon internal financial models or counterparty quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs and deferred sales inducements, an adjustment to the amortization of deferred acquisition costs and deferred sales inducements is made.


        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed and fixed to variable over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash flow hedges and are reported at fair value in the balance sheet with changes in fair value reported as a component of other comprehensive income for the effective portion of the hedge. The cash flow hedge swaps have stated maturities ranging from 2007 to 2026. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the cash flow hedge interest rate swaps:





                                                              2005                  2004                   2003

Notional amounts                                          $ 280,960             $ 156,500              $ 266,500
Fixed rates to receive (range)                        4.85% to 6.04%        4.73% to 6.04%         4.73% to 6.04%
Current variable rates to pay (range)                 4.24% to 4.65%        2.16% to 2.66%         1.15% to 1.23%




        These cash flow hedges are considered to be highly effective and are accounted for as effective hedges with the change in fair value reflected in other comprehensive income. The ineffective portion of the cash flow swaps of $86 during 2005 is reported as a component of unrealized loss on derivatives in the statement of income.





                                             Change                             December 31,
                                             During       ------------------------------------------------------
Gain (Loss) in Fair Value                    2005               2005               2004               2003

Change in swaps values                        $  (5,446)          $  5,653          $  11,099          $  10,705
Offset to deferred acquisition
 costs                                            2,914             (3,647)            (6,561)            (6,333)
Offset to deferred sales
 inducements                                        901               (300)            (1,201)            (1,160)
Offset to federal income taxes                      571               (597)            (1,168)            (1,124)
                                        ----------------   ----------------   ----------------   ----------------
              Net impact to other
               comprehensive
               income                         $  (1,060)          $  1,109           $  2,169           $  2,088
                                        ----------------   ----------------   ----------------   ----------------


        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available for sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheet at fair value with the changes in fair value of the swaps and hedged available for sale fixed income investments reported as components of unrealized gain (loss) on derivatives in the statement of income. The fair value hedge swaps have stated maturities ranging from 2007 to 2010. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.



                                                                  2005

Notional amounts                                                  $ 185,468
Fixed rates to pay (range)                                   3.06% to 4.45%
Current variable rates to receive (range)                    3.82% to 4.58%


Gain (Loss) in Fair Value
Change in fair value of swaps                                      $  6,130
Change in fair value of hedged bonds                                 (6,102)
                                                             ---------------
   Net change in fair value hedges                                       28
Offset in deferred acquisition costs                                    163
Offset to deferred sales inducements                                   (176)
Offset to federal income taxes                                           (5)
                                                             ---------------

Net impact to unrealized gain (loss)
  from derivatives                                                   $   10
                                                             ---------------


        The Company has also entered into interest rate swap agreements to help manage its overall exposure to interest rate changes. These swaps do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SFAS 133, these swaps are reported at fair value in the balance sheet and changes in the fair value are reported as a component of unrealized gain (loss) on derivatives in the statement of income. The non-hedge swaps have stated maturities ranging from 2007 to 2014. Periodic interest swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.



                                                               2005

Notional amounts                                               $ 284,710
Fixed rates to pay (range)                                3.06% to 4.46%
Current variable rates to receive (range)                 4.03% to 4.37%

Gain (Loss) in Fair Value
Change in fair value of swaps not accounted for
   as effective hedges                                          $  5,604
                                                          ---------------
   Net change in fair value hedeges                                5,604
Offset in deferred acquisition costs                                (222)
Offset to deferred sales inducements                                (186)
Offset to federal income taxes                                    (1,788)
                                                          ---------------

Net impact to unrealized gain
  from derivatives                                              $  3,408
                                                          ---------------


        In addition, the net unrealized gain from derivatives includes a loss of $86 applicable to the ineffective portion of cash flow swaps.


        The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. As of December 31, 2005, no counterparty had more than 25 percent exposure to the fair value of the Company's derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2005 and 2004, applicable to all derivative investments was $129,356 and $94,038, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.


5.        Income Taxes


        The significant components of the provision for income taxes are as follows:



                                                                2005               2004               2003

Current                                                          $  69,493          $ 108,015          $  72,775
Deferred                                                              (486)           (49,697)           (17,447)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  69,007          $  58,318          $  55,328
                                                           ----------------   ----------------   ----------------



        Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35 percent to income before income taxes as follows:


                                                                2005               2004               2003

At statutory federal income tax rate                             $  76,287          $  58,836          $  56,709
Dividends received deductions                                         (721)              (575)              (462)
Other, net                                                          (6,559)                57               (919)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  69,007          $  58,318          $  55,328
                                                           ----------------   ----------------   ----------------


        The federal income tax asset as of December 31 is comprised of the following:



                                                                                   2005               2004

Net deferred income tax asset                                                       $ 142,785          $ 110,637
Income taxes currently receivable (payable)                                             8,102             (5,885)
                                                                              ----------------   ----------------
              Federal income tax asset                                              $ 150,887          $ 104,752
                                                                              ----------------   ----------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:




                                                                                   2005               2004

Deferred income tax assets
    Policy liabilities and reserves                                                 $ 625,386          $ 607,013
    Other, net                                                                         22,860             28,762
                                                                              ----------------   ----------------
              Total deferred income tax assets                                        648,246            635,775
                                                                              ----------------   ----------------
Deferred income tax liabilities
    Investments                                                                       (54,287)          (155,421)
    Present value of future profits of acquired business                              (13,656)           (15,138)
    Deferred policy acquisition costs                                                (437,518)          (354,579)
                                                                              ----------------   ----------------
              Total deferred income tax liabilities                                  (505,461)          (525,138)
                                                                              ----------------   ----------------
              Net deferred income tax asset                                         $ 142,785          $ 110,637
                                                                              ----------------   ----------------


        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. A provision in the "American Jobs Creation Act of 2004" will treat distributions during 2005 and 2006 as being made from the policyholders' surplus account and no tax will be imposed on those distributions. The Company expects total distributions during this period to be in excess of the existing policyholder surplus account balance. Accordingly, no provision for income tax has been made on the approximately $34,000 balance in the policyholders' surplus account at December 31, 2005.


6.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:




                           2005                              2004                              2003
              --------------------------------  --------------------------------  -------------------------------
                   Ceded           Assumed          Ceded            Assumed          Ceded           Assumed

Premiums            $ 915,666          $  508        $ 812,718          $ 3,115        $ 595,599         $ 8,774
Claims                107,737          (3,018)         111,320            2,699           99,713           5,306



        The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company is a party to several larger reinsurance arrangements at December 31, 2005, which are described below.


        Midland National is party to funds withheld coinsurance agreements with an outside reinsurer. This is an indemnity agreement that covers 50 percent of all policies issued from January 1, 2002 through March 31, 2005 and 60 percent of all policies issues since April 1, 2005 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $2,173,195 and $1,500,560 against the reserve credits of $2,647,413 and $1,838,275 in the reinsurance receivable line in the December 31, 2005 and 2004 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:




                                                                           2005             2004             2003

Assets
    Other invested assets                                                  $    -         $ 14,172         $  4,842
    Deferred policy acquisition costs                                    (271,855)        (188,875)        (126,928)
    Deferred sales inducements                                           (200,230)        (131,579)         (65,417)
    Reinsurance receivables                                               504,019          337,715          197,079
Liabilities
    Other liabilities                                                       2,385            2,250            1,002
Revenues
    Interest sensitive life and investment product charges                 (4,662)          (2,564)          (1,486)
    Net investment income                                                 (98,968)         (77,389)         (38,627)
Benefits and expenses
    Benefits incurred                                                        (197)            (157)             (93)
    Interest credited to policyholder account balances                    (66,791)         (57,275)         (27,115)
    Operating expenses                                                     (2,255)            (898)              75
    Amortization of deferred policy acquisition costs                     (30,622)          (9,968)          (7,577)
    Amortization of deferred sales inducements                            (17,966)          (6,843)          (3,127)


        Effective January, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covered 30 percent of the substantially all of the inforce life and annuity policies. Policies issued in 2003 were not covered under this agreement. In this agreement $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which is being amortized over the life of the agreement.


        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


7.        Statutory Financial Data and Dividend Restrictions


        Midland National is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10 percent of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $45,000, $41,000 and $36,000 in 2005, 2004 and
        2003, respectively. Dividends payable in 2006 up to approximately $184,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2005, 2004 and 2003, is approximately $184,000, $181,000 and $95,000, respectively, and capital and surplus at December 31, 2005, 2004 and 2003, is approximately $953,000, $811,000 and $722,000, respectively, in accordance with statutory accounting principles.


8.        Employee Benefits


        Midland National participates in qualified pension and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2005 and 2004. The amounts reflect an allocation of the Company's portion of the SEI plan:



                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2005            2004            2005             2004

Benefit obligation at December 31                       $ 30,931        $ 29,063        $ 11,131         $ 9,976
Fair value of plan assets at December 31                  22,924          23,069               -               -
                                                   --------------  --------------  --------------   -------------
Funded status at December 31                            $ (8,007)       $ (5,994)       $(11,131)       $ (9,976)
                                                   --------------  --------------  --------------   -------------
Accrued benefit liability recognized
 in financial statements                                 $ 8,007         $ 5,994         $ 8,136         $ 7,243
                                                   --------------  --------------  --------------   -------------



        The Company's other postretirement benefit plan is not funded;
        therefore, it has no plan assets.

        The amounts of contributions made to and benefits paid from the plan are as follows:



                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2005            2004            2005             2004

Employer contributions                                $   -         $ 4,544          $  295          $  373
Employee contributions                                    -               -             114              55
Benefit payments                                        311             300             409             429



        The following table provides the net periodic benefit cost for the years ended 2005, 2004 and 2003:


                               Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2005            2004            2003            2005            2004             2003

Net periodic
 benefit costs           $  508          $ 3,031         $ 2,438         $ 1,188         $ 1,205          $  746




        The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                        Pension Benefits                  Other Benefits
                                                  ------------------------------   ------------------------------
                                                      2005            2004             2005             2004

Weighted-average assumptions as of
 December 31
    Discount rate                                    5.50%            5.75%            5.50%         5.75 to 6.25%
    Expected return on plan assets                   8.25%            8.25%             N/A             N/A
    Rate of compensation increase                     N/A             5.50%             N/A             N/A


        For measurement purposes, a 9 percent to 10 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2005. The rate was assumed to decrease gradually each year to a rate of 4.5 percent to 5.0 percent for 2011 and remain at that level thereafter.


        Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2005, 2004 and 2003 were $4,690, $2,576 and $4,050, respectively. The expense for 2005, 2004 and 2003 was $7,039, $3,120 and $4,441, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits
        The FASB issued FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP FAS 106-2") in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria. FSP FAS 106-2 superseded FSP FAS 106-1, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003".


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced by approximately $699 upon the adoption of this new guidance on January 1, 2005.
         This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost (approximately $30 in 2005) over a period of approximately 21 years, the life expectancy of plan participants currently eligible for benefits. For the year ended December 31, 2005, the gains produced by recognition of the Act reduced net periodic postretirement cost by approximately $108.


9.        Commitments and Contingencies


        Lease Commitments
        The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,016, $4,035 and $4,742 for the years ended December 31, 2005, 2004 and 2003, respectively. The minimum future rentals on operating leases at December 31, 2005, are $2,734 in 2006; $2,752 in 2007; $2,673 in 2008; $2,736 in 2009; $2,101 in 2010 and
        $10,760 thereafter.


        Other Contingencies
        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


        In the ordinary course of their business operations, life insurance and financial services companies are increasingly involved in individual consumer and class action litigation in connection with the sale of their products which has resulted in the award of judgments, including punitive and non-economic compensatory damages.


        The Company, like other financial service companies, is involved in various legal actions and in arbitration related to the normal course of its business, in which claims for compensatory and punitive damages are asserted. Although the outcome of any such litigation cannot be predicted, the Company believes that at the present time there are no pending or threatened legal actions that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of the Company.


10.     Other Related Party Transactions


        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $9,600, $9,336 and $6,781 in 2005, 2004 and 2003, respectively, related to these contracts.


        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $23,195, $19,113 and $13,612 in 2005, 2004 and 2003, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.


        Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $10,408, $9,516 and $9,032 in 2005, 2004 and 2003, respectively, for the costs incurred to render such services.


        The Company pays sales commissions to Sammons Securities, Inc., a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds. The Company was charged approximately $651, $481 and $410 in 2005, 2004 and 2003, respectively.


        The Company holds a mortgage loan on the property of an indirect affiliate, Grove Park Inn. The balance of the loan was $31,972 and $33,083 as December 31, 2005 and 2004, respectively. The Company earned interest income on the loan of $2,124 and $2,193 in 2005 and 2004, respectively.


11.     Acquisition of CHC Holding


        Effective January 8, 2003, Midland National acquired 100 percent of the shares of CHC Holding Inc. ("CHC"), which is the holding corporation for Clarica Life Insurance Company - U.S. ("Clarica Life"). The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:



Assets
    Fixed maturities securities                                     $2,561,725
    Mortgage loans                                                     669,184
    Policy loans                                                        58,185
    Short-term investments                                              87,954
    Other invested assets and derivatives                               10,566
    Income tax asset                                                    55,702
    Present value of future profits                                     39,293
    Cash and other receivables                                          38,339
                                                               ----------------
              Total assets                                           3,520,948
                                                               ----------------
Liabilities
    Policyholder account balances and reserves                       2,984,127
    Other liabilities                                                  246,635
                                                               ----------------
              Total liabilities                                      3,230,762
                                                               ----------------
Purchase price                                                       $ 290,186
                                                               ----------------



        The results of CHC are included in the Company's financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2005 and 2004

Midland National Life Insurance Company
Separate Account C
Index
------------------------------------------------------------------------------------------------------------------------


                                                                                                                 Page(s)


Report of Independent Registered Public Accounting Firm................................................................1


Financial Statements


Statements of Assets and Liabilities, Operations and Changes in Net Assets..........................................2-72


Notes to Financial Statements......................................................................................73-92




             Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder
Midland National Life Insurance Company and
Policyholders of Separate Account C



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, and the PIMCO Variable Insurance Trust, Goldman Sachs Variable Insurance Trust, Neuberger Berman AMT, and the Premier Variable Insurance Trust) at December 31, 2005, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned at December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.




/s/

April 19, 2006

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                 Statement of Operations
             December 31, 2005                                        Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolios, at net asset                         Dividend income                              $ 4,402,000
    value (cost $274,897,417)                  $ 304,926,372      Capital gains distributions                    4,367,345
                                                                                                           ----------------

LIABILITIES                                                -                                                     8,769,345
                                            -----------------
                                                                  Expenses
NET ASSETS                                     $ 304,926,372        Administrative expense                         288,896
                                            -----------------
                                                                    Mortality and expense risk                   3,573,389
Number of units outstanding                       20,198,348        Contract maintenance charge                    194,222
                                            -----------------                                              ----------------

                                                                      Net investment income                      4,712,838

                                                                REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized losses on investments            (1,177,325)
                                                                  Net unrealized appreciation on
                                                                   investments                                  15,075,271
                                                                                                           ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $ 18,610,784
                                                                                                           ----------------

---------------------------------------------------------------------------------------------------------------------------

    Statements of Changes in Net Assets
  Years Ended December 31, 2005 and 2004

                                                                                              2005              2004

Net assets at beginning of year                                                            $ 241,230,758     $ 199,869,839

Net increase in net assets resulting from operations                                          18,610,784        18,254,520

Capital shares transactions
   Net premiums                                                                               75,820,147        54,324,076
   Transfers of policy loans                                                                     106,959           (76,345)
   Transfers of surrenders                                                                   (20,813,642)      (24,461,692)
   Transfers of death benefits                                                                (2,340,000)       (1,297,355)
   Transfers of other terminations                                                            (6,971,847)       (5,532,392)
   Interfund and net transfers to general account                                               (716,787)          150,107
                                                                                        -----------------  ----------------

     Net increase in net assets from capital share transactions                               45,084,830        23,106,399
                                                                                        -----------------  ----------------

Total increase in net assets                                                                  63,695,614        41,360,919
                                                                                        -----------------  ----------------

Net assets at end of year                                                                  $ 304,926,372     $ 241,230,758
                                                                                        -----------------  ----------------



   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                              Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 11,197,198                             Dividend income                            $   330,519
    shares at net asset value of $1.00                             Capital gains distributions                          -
                                                                                                          ----------------
    per share (cost $11,197,198)                 $ 11,197,198
                                                                                                                  330,519
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                         9,099
NET ASSETS                                       $ 11,197,198        Mortality and expense risk                   155,056
                                               ---------------
                                                                     Contract maintenance charge                    4,298
                                                                                                          ----------------
                        Units     Unit Value     Net Assets
0.95% Institutional      137,210      $ 10.29    $  1,411,886          Net investment income                      162,066
1.15% Institutional        2,870      $ 10.09          28,957
1.20% Institutional       12,752      $ 10.19         129,906    REALIZED AND UNREALIZED GAINS
1.30% Institutional       38,296      $ 10.15         388,616     (LOSSES) ON INVESTMENTS
1.35% Institutional       11,488      $ 10.17         116,833      Net realized gains on investments                    -
1.40% Institutional      383,308      $ 13.19       5,055,001      Net unrealized appreciation on
1.45% Institutional       25,148      $ 10.09         253,696       investments                                         -
                                                                                                          ----------------
1.55% Institutional       70,141      $ 10.05         704,833
1.70% Institutional        1,664       $ 9.99          16,621    Net increase in net assets resulting from
1.75% Institutional        6,603      $ 10.13          66,857     operations                                  $   162,066
                                                                                                          ----------------
1.80% Institutional       16,276       $ 9.95         161,964
1.85% Institutional          369      $ 10.06           3,717
1.90% Institutional        2,082       $ 9.91          20,638
1.95% Institutional       93,851       $ 9.92         931,385
2.00% Institutional       36,605      $ 10.10         369,660
2.05% Institutional      115,837       $ 9.85       1,141,472
2.10% Institutional        1,030      $ 10.09          10,390
2.15% Institutional          475       $ 9.82           4,666
2.20% Institutional       22,811       $ 9.85         224,598
2.30% Institutional           11       $ 9.76             106
2.35% Institutional          276      $ 10.05           2,773
2.40% Institutional       14,144       $ 9.72         137,484
2.45% Institutional        1,477      $ 10.05          14,838
2.75% Institutional           31       $ 9.59             301

                      -----------              ---------------
                         994,756                 $ 11,197,198
                      -----------              ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                             $ 9,269,544      $  8,015,449

Net increase (decrease) in net assets resulting from operations                                 162,066           (28,413)

Capital shares transactions
   Net premiums                                                                               5,270,024         6,516,073
   Transfers of policy loans                                                                     50,079             6,878
   Transfers of surrenders                                                                   (2,336,912)         (967,042)
   Transfers of death benefits                                                                 (575,952)          (13,833)
   Transfers of other terminations                                                             (455,908)         (589,632)
   Interfund and net transfers to general account                                              (185,743)       (3,669,936)
                                                                                        ----------------  ----------------

     Net increase in net assets from capital share transactions                               1,765,588         1,282,508
                                                                                        ----------------  ----------------

Total increase in net assets                                                                  1,927,654         1,254,095
                                                                                        ----------------  ----------------

Net assets at end of year                                                                 $  11,197,198       $ 9,269,544
                                                                                        ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                              Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 1,247,202                              Dividend income                           $  1,087,581
    shares at net asset value of $6.12                             Capital gains distributions                          -
                                                                                                          ----------------
    per share (cost $7,953,220)                   $ 7,633,404
                                                                                                                1,087,581
LIABILITIES                                                 -      Expenses
                                              ----------------
                                                                     Administrative expense                         6,951
NET ASSETS                                        $ 7,633,404        Mortality and expense risk                    93,620
                                              ----------------
                                                                     Contract maintenance charge                    3,110
                                                                                                          ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      97,317      $ 14.10     $  1,372,172          Net investment income                      983,900
1.15% Institutional         613      $ 10.04            6,155
1.20% Institutional       6,513      $ 13.96           90,917    REALIZED AND UNREALIZED GAINS
1.30% Institutional       9,671      $ 13.91          134,476     (LOSSES) ON INVESTMENTS
1.35% Institutional       3,794      $ 10.20           38,698      Net realized losses on investments             (95,668)
1.40% Institutional     255,938      $ 14.19        3,631,646      Net unrealized depreciation on
1.45% Institutional       7,476      $ 13.82          103,347       investments                                  (779,135)
                                                                                                          ----------------
1.55% Institutional      57,805      $ 13.77          795,962
1.65% Institutional         119      $ 14.24            1,692    Net increase in net assets resulting from
1.70% Institutional         531      $ 13.69            7,268     operations                                  $   109,097
                                                                                                          ----------------
1.75% Institutional       2,263      $ 10.15           22,976
1.80% Institutional       5,287      $ 13.64           72,091
1.85% Institutional         165      $ 10.02            1,656
1.90% Institutional         420      $ 13.58            5,703
1.95% Institutional      17,418      $ 12.88          224,343
2.00% Institutional      18,602       $ 9.99          185,923
2.05% Institutional      54,289      $ 13.50          733,068
2.10% Institutional       1,052      $ 10.12           10,643
2.15% Institutional         155      $ 13.45            2,083
2.20% Institutional       3,435      $ 13.99           48,075
2.30% Institutional         143      $ 13.37            1,915
2.35% Institutional          59      $ 10.00              589
2.40% Institutional       6,097      $ 13.32           81,213
2.45% Institutional         745      $ 10.08            7,504
2.75% Institutional       3,259      $ 13.14           42,812
2.80% Institutional       1,044      $ 10.04           10,477

                      ----------              ----------------
                        554,208                   $ 7,633,404
                      ----------              ----------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                             $ 7,080,933      $  4,641,549

Net increase in net assets resulting from operations                                            109,097           397,408

Capital shares transactions
   Net premiums                                                                               2,040,618         1,436,914
   Transfers of policy loans                                                                      2,121            (1,707)
   Transfers of surrenders                                                                     (389,235)         (272,738)
   Transfers of death benefits                                                                  (44,226)          (11,423)
   Transfers of other terminations                                                             (249,318)         (188,282)
   Interfund and net transfers to general account                                              (916,586)        1,079,212
                                                                                        ----------------  ----------------

     Net increase in net assets from capital share transactions                                 443,374         2,041,976
                                                                                        ----------------  ----------------

Total increase in net assets                                                                    552,471         2,439,384
                                                                                        ----------------  ----------------

Net assets at end of year                                                                   $ 7,633,404       $ 7,080,933
                                                                                        ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                              Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 749,515                                Dividend income                            $   336,061
    shares at net asset value of $25.46                            Capital gains distributions                    744,200
                                                                                                          ----------------
    per share (cost $16,728,074)                  $19,079,671
                                                                                                                1,080,261
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                        27,841
NET ASSETS                                        $19,079,671        Mortality and expense risk                   250,154
                                               ---------------
                                                                     Contract maintenance charge                   17,460
                                                                                                          ----------------
                        Units     Unit Value     Net Assets
0.95% Institutional       60,472      $ 12.41      $  750,367          Net investment income                      784,806
1.20% Institutional        8,104      $ 12.29          99,582
1.30% Institutional        5,894      $ 12.24          72,139    REALIZED AND UNREALIZED GAINS
1.35% Institutional        3,528      $ 10.67          37,645     (LOSSES) ON INVESTMENTS
1.40% Institutional      604,181      $ 28.31      17,106,404      Net realized gains on investments              223,958
1.45% Institutional       24,891      $ 12.17         302,883      Net unrealized depreciation on
1.55% Institutional       31,488      $ 12.12         381,657       investments                                  (231,849)
                                                                                                          ----------------
1.80% Institutional        2,970      $ 12.00          35,648
1.95% Institutional        1,073      $ 14.39          15,434    Net increase in net assets resulting from
2.00% Institutional          313      $ 10.29           3,217     operations                                  $   776,915
                                                                                                          ----------------
2.05% Institutional       22,149      $ 11.89         263,260
2.15% Institutional          189      $ 11.84           2,233
2.40% Institutional          712      $ 11.72           8,346
2.60% Institutional           74      $ 11.61             856

                      -----------              ---------------
                         766,037                  $19,079,671
                      -----------              ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                            $ 21,298,544      $ 19,428,803

Net increase in net assets resulting from operations                                            776,915         1,914,247

Capital shares transactions
   Net premiums                                                                               1,457,250         2,117,801
   Transfers of policy loans                                                                      8,863            (4,993)
   Transfers of surrenders                                                                   (2,322,986)       (1,725,883)
   Transfers of death benefits                                                                 (167,196)         (126,527)
   Transfers of other terminations                                                             (456,275)         (502,039)
   Interfund and net transfers to general account                                            (1,515,444)          197,135
                                                                                        ----------------  ----------------

     Net decrease in net assets from capital share transactions                              (2,995,788)          (44,506)
                                                                                        ----------------  ----------------

Total (decrease) increase in net assets                                                      (2,218,873)        1,869,741
                                                                                        ----------------  ----------------

Net assets at end of year                                                                  $ 19,079,671      $ 21,298,544
                                                                                        ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                              Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 582,758                                Dividend income                            $   109,978
    shares at net asset value of $33.68                            Capital gains distributions                          -
                                                                                                          ----------------
    per share (cost $18,763,839)                 $ 19,624,890
                                                                                                                  109,978
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                        29,678
NET ASSETS                                       $ 19,624,890        Mortality and expense risk                   260,456
                                               ---------------
                                                                     Contract maintenance charge                   28,076
                                                                                                          ----------------
                        Units     Unit Value     Net Assets
0.95% Institutional       38,450       $ 9.92      $  381,293          Net investment loss                       (208,232)
1.20% Institutional        1,715       $ 9.82          16,846
1.30% Institutional        3,783       $ 9.78          37,005    REALIZED AND UNREALIZED GAINS
1.35% Institutional          275      $ 10.62           2,922     (LOSSES) ON INVESTMENTS
1.40% Institutional      796,905      $ 23.24      18,522,703      Net realized losses on investments          (3,011,195)
1.45% Institutional        2,046       $ 9.72          19,896      Net unrealized appreciation on
1.55% Institutional       34,574       $ 9.69         334,905       investments                                 3,907,130
                                                                                                          ----------------
1.70% Institutional          244       $ 9.63           2,347
1.75% Institutional           62      $ 10.58             653    Net increase in net assets resulting from
1.80% Institutional          201       $ 9.59           1,929     operations                                   $  687,703
                                                                                                          ----------------
1.95% Institutional        4,299      $ 13.12          56,409
2.00% Institutional        6,762      $ 10.52          71,161
2.05% Institutional       18,323       $ 9.50         174,047
2.15% Institutional           33       $ 9.46             314
2.40%Institutional           164       $ 9.37           1,534
2.65% Institutional          100       $ 9.28             926

                      -----------              ---------------
                         907,934                 $ 19,624,890
                      -----------              ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                            $ 24,015,824      $ 25,313,935

Net increase in net assets resulting from operations                                            687,703           341,568

Capital shares transactions
   Net premiums                                                                                 723,562         1,579,520
   Transfers of policy loans                                                                      4,517           (16,727)
   Transfers of surrenders                                                                   (2,482,489)       (2,062,899)
   Transfers of death benefits                                                                 (109,412)         (205,518)
   Transfers of other terminations                                                             (502,539)         (497,100)
   Interfund and net transfers to general account                                            (2,712,276)         (436,955)
                                                                                        ----------------  ----------------

     Net decrease in net assets from capital share transactions                              (5,078,637)       (1,639,679)
                                                                                        ----------------  ----------------

Total decrease in net assets                                                                 (4,390,934)       (1,298,111)
                                                                                        ----------------  ----------------

Net assets at end of year                                                                  $ 19,624,890      $ 24,015,824
                                                                                        ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                             Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 334,733                               Dividend income                            $    31,959
    shares at net asset value of $20.54                           Capital gains distributions                     26,409
                                                                                                         ----------------
    per share (cost $5,131,363)                  $ 6,875,690
                                                                                                                  58,368
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         6,307
NET ASSETS                                       $ 6,875,690        Mortality and expense risk                    77,383
                                              ---------------
                                                                    Contract maintenance charge                    4,926
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      45,077      $ 15.60      $  703,332          Net investment loss                        (30,248)
1.20% Institutional       5,896      $ 15.45          91,097
1.30% Institutional       6,943      $ 15.39         106,857    REALIZED AND UNREALIZED GAINS
1.35% Institutional       2,199      $ 12.14          26,704     (LOSSES) ON INVESTMENTS
1.40% Institutional     217,081      $ 19.35       4,199,965      Net realized gains on investments              329,028
1.45% Institutional       8,864      $ 15.30         135,625      Net unrealized appreciation on
1.55% Institutional      25,791      $ 15.24         393,084       investments                                   706,191
                                                                                                         ----------------
1.65% Institutional         225      $ 17.94           4,031
1.70% Institutional       2,473      $ 15.15          37,464    Net increase in net assets resulting from
1.80% Institutional       3,054      $ 15.09          46,099     operations                                 $  1,004,971
                                                                                                         ----------------
1.90% Institutional       1,008      $ 15.03          15,151
1.95% Institutional          71      $ 17.93           1,268
2.00% Institutional      20,615      $ 11.44         235,869
2.05% Institutional      42,577      $ 14.95         636,343
2.10% Institutional       1,476      $ 12.05          17,784
2.15% Institutional         168      $ 14.89           2,498
2.30% Institutional         324      $ 14.80           4,802
2.40% Institutional       5,253      $ 14.74          77,435
2.45% Institutional         166      $ 12.00           1,996
2.75% Institutional       7,589      $ 14.54         110,355
2.80% Institutional       2,235      $ 11.95          26,711
3.20% Institutional         108      $ 11.33           1,220

                      ----------              ---------------
                        399,192                  $ 6,875,690
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 4,904,688       $ 3,687,733

Net increase in net assets resulting from operations                                         1,004,971           496,214

Capital shares transactions
   Net premiums                                                                              1,588,569         1,007,157
   Transfers of policy loans                                                                       412            (2,508)
   Transfers of surrenders                                                                    (600,903)         (427,264)
   Transfers of death benefits                                                                 (81,215)          (30,001)
   Transfers of other terminations                                                            (146,336)          (89,280)
   Interfund and net transfers to general account                                              205,504           262,637
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                966,031           720,741
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,971,002         1,216,955
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 6,875,690       $ 4,904,688
                                                                                        ---------------  ----------------



   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Midcap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                             Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 301,760                               Dividend income                              $       -
    shares at net asset value of $35.00                           Capital gains distributions                    130,949
                                                                                                         ----------------
    per share (cost $7,679,882)                 $ 10,562,367
                                                                                                                 130,949
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                        11,056
NET ASSETS                                      $ 10,562,367        Mortality and expense risk                   117,597
                                              ---------------
                                                                    Contract maintenance charge                    5,949
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      29,386      $ 17.80      $  522,975          Net investment loss                         (3,653)
1.20% Institutional       9,753      $ 17.62         171,880
1.30% Institutional      18,173      $ 17.55         319,025    REALIZED AND UNREALIZED GAINS
1.40% Institutional     483,573      $ 16.64       8,045,055     (LOSSES) ON INVESTMENTS
1.45% Institutional       5,071      $ 17.45          88,492      Net realized gains on investments              568,726
1.55% Institutional      18,711      $ 17.38         325,276      Net unrealized appreciation on
1.70% Institutional       3,638      $ 17.28          62,874       investments                                   867,330
                                                                                                         ----------------
1.80% Institutional       6,717      $ 17.21         115,641
1.90% Institutional          93      $ 17.15           1,589    Net increase in net assets resulting from
1.95% Institutional          44      $ 19.30             848     operations                                 $  1,432,403
                                                                                                         ----------------
2.00% Institutional       8,922      $ 11.18          99,744
2.05% Institutional      20,648      $ 17.05         351,996
2.15% Institutional      24,553      $ 16.98         416,932
2.40% Institutional       1,506      $ 16.82          25,332
2.65% Institutional          25      $ 16.65             418
3.35% Institutional         882      $ 16.20          14,290

                      ----------              ---------------
                        631,694                 $ 10,562,367
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 7,353,232       $ 4,864,077

Net increase in net assets resulting from operations                                         1,432,403         1,287,858

Capital shares transactions
   Net premiums                                                                              1,573,715         1,100,582
   Transfers of policy loans                                                                     2,109            (3,885)
   Transfers of surrenders                                                                    (386,623)         (373,952)
   Transfers of death benefits                                                                 (13,885)         (152,753)
   Transfers of other terminations                                                            (237,331)         (168,480)
   Interfund and net transfers to general account                                              838,747           799,785
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              1,776,732         1,201,297
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 3,209,135         2,489,155
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $ 10,562,367       $ 7,353,232
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 283,338                               Dividend income                            $   140,534
    shares at net asset value of $15.02                           Capital gains distributions                      1,809
                                                                                                         ----------------
    per share (cost $3,946,156)                  $ 4,256,029
                                                                                                                 142,343
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         6,792
NET ASSETS                                       $ 4,256,029        Mortality and expense risk                    61,399
                                              ---------------
                                                                    Contract maintenance charge                    5,064
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.90% Institutional       1,242      $ 11.28      $   14,008          Net investment income                       69,088
1.20% Institutional       2,573      $ 11.17          28,749
1.35% Institutional         324      $ 10.41           3,374    REALIZED AND UNREALIZED GAINS
1.40% Institutional     210,711      $ 18.64       3,927,267     (LOSSES) ON INVESTMENTS
1.55% Institutional      18,073      $ 11.02         199,159      Net realized losses on investments            (206,179)
1.70% Institutional         213      $ 10.95           2,336      Net unrealized appreciation on
1.80% Institutional         272      $ 10.91           2,973       investments                                   227,984
                                                                                                         ----------------
2.00% Institutional       2,615      $ 10.24          26,790
2.05% Institutional       4,044      $ 10.81          43,699    Net increase in net assets resulting from
2.40% Institutional         720      $ 10.66           7,674     operations                                   $   90,893
                                                                                                         ----------------

                      ----------              ---------------
                        240,789                  $ 4,256,029
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 5,555,667      $  6,119,650

Net increase in net assets resulting from operations                                            90,893           207,475

Capital shares transactions
   Net premiums                                                                                170,723           164,493
   Transfers of policy loans                                                                      (337)             (334)
   Transfers of surrenders                                                                    (951,795)         (648,911)
   Transfers of death benefits                                                                 (91,802)          (98,135)
   Transfers of other terminations                                                            (168,707)         (202,979)
   Interfund and net transfers to general account                                             (348,613)           14,408
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                             (1,390,531)         (771,458)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                (1,299,638)         (563,983)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 4,256,029       $ 5,555,667
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                             Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 588,756                               Dividend income                            $   295,167
    shares at net asset value of $12.73                           Capital gains distributions                    179,380
                                                                                                         ----------------
    per share (cost $7,714,296)                  $ 7,493,318
                                                                                                                 474,547
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                        10,442
NET ASSETS                                       $ 7,493,318        Mortality and expense risk                   100,811
                                              ---------------
                                                                    Contract maintenance charge                    6,009
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      30,973      $ 11.69      $  362,094          Net investment income                      357,285
1.20% Institutional       5,115      $ 11.58          59,221
1.30% Institutional       9,409      $ 11.53         108,504    REALIZED AND UNREALIZED GAINS
1.35% Institutional       1,058      $ 10.09          10,681     (LOSSES) ON INVESTMENTS
1.40% Institutional     360,730      $ 17.31       6,244,481      Net realized losses on investments             (57,560)
1.45% Institutional       7,781      $ 11.46          89,199      Net unrealized depreciation on
1.55% Institutional      26,451      $ 11.42         302,053       investments                                  (249,102)
                                                                                                         ----------------
1.70% Institutional         203      $ 11.35           2,305
1.75% Institutional         334      $ 10.05           3,361    Net increase in net assets resulting from
1.80% Institutional          25      $ 11.31             284     operations                                   $   50,623
                                                                                                         ----------------
1.90% Institutional         632      $ 11.26           7,118
1.95% Institutional      12,424      $ 10.79         134,089
2.00% Institutional         211      $ 10.03           2,120
2.05% Institutional      14,985      $ 11.20         167,808

                      ----------              ---------------
                        470,332                  $ 7,493,318
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 7,927,639      $  8,132,050

Net increase in net assets resulting from operations                                            50,623           215,333

Capital shares transactions
   Net premiums                                                                                584,062           833,616
   Transfers of policy loans                                                                     7,981               797
   Transfers of surrenders                                                                    (710,749)         (583,070)
   Transfers of death benefits                                                                (142,856)          (20,575)
   Transfers of other terminations                                                            (235,076)         (168,522)
   Interfund and net transfers to general account                                               11,694          (481,990)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                               (484,944)         (419,744)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                  (434,321)         (204,411)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  7,493,318       $ 7,927,639
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                               Statement of Operations
  December 31, 2005                                                    Year Ended December 31, 2005

ASSETS                                                            INVESTMENT INCOME
   Investment in Portfolio, 213,724                                 Dividend income                             $  464,925
    shares at net asset value of $141.48                            Capital gains distributions                          -
                                                                                                            ---------------
    per share (cost $28,414,457)                   $30,237,864
                                                                                                                   464,925
LIABILITIES                                                  -      Expenses
                                                ---------------
                                                                      Administrative expense                        33,867
NET ASSETS                                         $30,237,864        Mortality and expense risk                   377,738
                                                ---------------
                                                                      Contract maintenance charge                   28,750
                                                                                                            ---------------
                         Units      Unit Value    Net Assets
0.95% Institutional        192,250     $ 11.29     $ 2,170,754          Net investment gain                         24,570
1.15% Institutional          1,254     $ 10.23          12,827
1.20% Institutional         20,612     $ 11.18         230,468    REALIZED AND UNREALIZED GAINS
1.30% Institutional         47,444     $ 11.14         528,415     (LOSSES) ON INVESTMENTS
1.35% Institutional         11,726     $ 10.57         123,951      Net realized losses on investments            (912,514)
1.40% Institutional        773,007     $ 26.75      20,680,067      Net unrealized appreciation on
1.45% Institutional         44,789     $ 11.07         495,931       investments                                 1,836,193
                                                                                                            ---------------
1.55% Institutional        106,365     $ 11.03       1,173,139
1.65% Institutional            640     $ 13.73           8,784    Net increase in net assets resulting from
1.70% Institutional          2,533     $ 10.96          27,771     operations                                   $  948,249
                                                                                                            ---------------
1.75% Institutional          6,909     $ 10.52          72,710
1.80% Institutional         20,350     $ 10.92         222,263
1.85% Institutional            556     $ 10.21           5,673
1.90% Institutional          2,345     $ 10.88          25,515
1.95% Institutional         39,718     $ 13.60         540,363
2.00% Institutional         85,368     $ 10.27         877,058
2.05% Institutional        208,873     $ 10.82       2,260,010
2.10% Institutional          4,521     $ 10.48          47,402
2.15% Institutional            704     $ 10.77           7,583
2.20% Institutional          7,244     $ 13.50          97,780
2.30% Institutional            908     $ 10.71           9,723
2.35% Institutional            116     $ 10.19           1,178
2.40% Institutional         28,920     $ 10.67         308,531
2.45% Institutional          2,635     $ 10.44          27,519
2.65% Institutional             49     $ 10.56             519
2.75% Institutional         20,627     $ 10.52         217,072
2.80% Institutional          5,224     $ 10.40          54,348
3.20% Institutional            136     $ 10.17           1,381
3.35% Institutional            659     $ 10.28           6,770
3.60% Institutional            232     $ 10.18           2,359

                      -------------             ---------------
                         1,636,712                 $30,237,864
                      -------------             ---------------
Note:  Variances in the above calculations are due to rounding.
---------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
    Years Ended December 31, 2005 and 2004

                                                                                               2005              2004

Net assets at beginning of year                                                               $27,086,408      $23,640,567

Net increase in net assets resulting from operations                                              948,249        2,189,828

Capital shares transactions
   Net premiums                                                                                 6,783,672        3,681,784
   Transfers of policy loans                                                                        5,831          (16,496)
   Transfers of surrenders                                                                     (2,486,090)      (1,821,654)
   Transfers of death benefits                                                                   (139,844)        (208,170)
   Transfers of other terminations                                                               (616,351)        (531,439)
   Interfund and net transfers to general account                                              (1,344,011)         151,988
                                                                                          ----------------  ---------------

     Net increase in net assets from capital share transactions                                 2,203,207        1,256,013
                                                                                          ----------------  ---------------

Total increase in net assets                                                                    3,151,456        3,445,841
                                                                                          ----------------  ---------------

Net assets at end of year                                                                     $30,237,864      $27,086,408
                                                                                          ----------------  ---------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                               Statement of Operations
  December 31, 2005                                                    Year Ended December 31, 2005

ASSETS                                                            INVESTMENT INCOME
   Investment in Portfolio, 960,426                                Dividend income                              $   64,566
    shares at net asset value of $30.94                            Capital gains distributions                       4,538
                                                                                                           ----------------
    per share (cost $22,911,558)                  $29,711,825
                                                                                                                    69,104
LIABILITIES                                                 -      Expenses
                                                --------------
                                                                     Administrative expense                         32,153
NET ASSETS                                        $29,711,825        Mortality and expense risk                    336,506
                                                --------------
                                                                     Contract maintenance charge                    23,330
                                                                                                           ----------------
                         Units     Unit Value    Net Assets
0.95% Institutional        60,508     $ 15.10      $  913,955          Net investment loss                        (322,885)
1.20% Institutional       218,408     $ 14.96       3,267,391     REALIZED AND UNREALIZED GAINS
1.30% Institutional        48,291     $ 14.90         719,498      (LOSSES) ON INVESTMENTS
1.35% Institutional         2,660     $ 11.76          31,287      Net realized gains on investments               611,279
1.40% Institutional       670,416     $ 32.20      21,589,583      Net unrealized appreciation on
1.45% Institutional        22,970     $ 14.81         340,237       investments                                  3,495,909
                                                                                                           ----------------
1.55% Institutional        57,885     $ 14.75         854,058
1.65% Institutional           346     $ 16.02           5,541     Net increase in net assets resulting from
1.70% Institutional         2,515     $ 14.67          36,889      operations                                  $ 3,784,303
                                                                                                           ----------------
1.80% Institutional        11,884     $ 14.61         173,640
1.90% Institutional         2,690     $ 14.55          39,143
2.00% Institutional         5,939     $ 11.26          66,864
2.05% Institutional        61,054     $ 14.47         883,354
2.15% Institutional        54,036     $ 14.41         778,764
2.40% Institutional           766     $ 14.27          10,934
2.65% Institutional            49     $ 14.13             687

                      ------------              --------------
                        1,220,417                 $29,711,825
                      ------------              --------------
Note:  Variances in the above calculations are due to rounding.
---------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                              2005              2004

Net assets at beginning of year                                                              $23,776,578      $ 17,597,218

Net increase in net assets resulting from operations                                           3,784,303         2,750,354

Capital shares transactions
   Net premiums                                                                                4,226,755         4,176,697
   Transfers of policy loans                                                                       4,963            (4,604)
   Transfers of surrenders                                                                    (2,098,905)       (1,297,860)
   Transfers of death benefits                                                                  (218,597)          (73,712)
   Transfers of other terminations                                                              (525,851)         (365,861)
   Interfund and net transfers to general account                                                762,579           994,346
                                                                                         ----------------  ----------------

     Net increase in net assets from capital share transactions                                2,150,944         3,429,006
                                                                                         ----------------  ----------------

Total increase in net assets                                                                   5,935,247         6,179,360
                                                                                         ----------------  ----------------

Net assets at end of year                                                                   $ 29,711,825       $23,776,578
                                                                                         ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 190,814                               Dividend income                             $   65,345
    shares at net asset value of $12.96                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,350,537)                  $ 2,472,510
                                                                                                                  65,345
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         3,763
NET ASSETS                                       $ 2,472,510        Mortality and expense risk                    32,758
                                              ---------------
                                                                    Contract maintenance charge                    3,295
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       4,679      $ 11.00      $   51,484          Net investment income                       25,529
1.20% Institutional       1,101      $ 10.90          11,993
1.30% Institutional         242      $ 10.85           2,631    REALIZED AND UNREALIZED GAINS
1.40% Institutional     123,307      $ 18.73       2,309,836     (LOSSES) ON INVESTMENTS
1.45% Institutional       1,204      $ 10.79          12,992      Net realized losses on investments            (210,900)
1.55% Institutional       6,798      $ 10.75          73,069      Net unrealized appreciation on
1.80% Institutional         408      $ 10.64           4,340       investments                                   231,993
                                                                                                         ----------------
2.00% Institutional          19      $ 10.25             196
2.05% Institutional         566      $ 10.54           5,969    Net increase in net assets resulting from
                                                                 operations                                   $   46,622
                                                                                                         ----------------

                      ----------              ---------------
                        138,324                  $ 2,472,510
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  3,010,311      $  3,241,029

Net increase in net assets resulting from operations                                            46,622           124,306

Capital shares transactions
   Net premiums                                                                                108,152           134,242
   Transfers of policy loans                                                                     5,368            (8,408)
   Transfers of surrenders                                                                    (346,463)         (325,597)
   Transfers of death benefits                                                                 (36,214)                -
   Transfers of other terminations                                                             (78,469)          (91,701)
   Interfund and net transfers to general account                                             (236,797)          (63,560)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                               (584,423)         (355,024)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                  (537,801)         (230,718)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  2,472,510      $  3,010,311
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 287,615                               Dividend income                             $   96,958
    shares at net asset value of $14.74                           Capital gains distributions                      2,679
                                                                                                         ----------------
    per share (cost $3,873,259)                  $ 4,240,580
                                                                                                                  99,637
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         5,278
NET ASSETS                                       $ 4,240,580        Mortality and expense risk                    49,681
                                              ---------------
                                                                    Contract maintenance charge                    2,884
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      16,256      $ 11.53      $  187,477          Net investment income                       41,794
1.20% Institutional       1,050      $ 11.42          11,996
1.30% Institutional      16,908      $ 11.38         192,345    REALIZED AND UNREALIZED GAINS
1.35% Institutional         681      $ 10.53           7,170     (LOSSES) ON INVESTMENTS
1.40% Institutional     317,421      $ 10.52       3,338,103      Net realized losses on investments             (16,380)
1.45% Institutional      14,707      $ 11.31         166,324      Net unrealized appreciation on
1.55% Institutional      17,427      $ 11.27         196,319       investments                                   138,898
                                                                                                         ----------------
1.80% Institutional       1,135      $ 11.16          12,660
2.00% Institutional       1,100      $ 10.40          11,445    Net increase in net assets resulting from
2.05% Institutional      10,337      $ 11.05         114,194     operations                                  $   164,312
                                                                                                         ----------------
2.40% Institutional          12      $ 10.90             134
3.60% Institutional         232      $ 10.40           2,413

                      ----------              ---------------
                        397,266                  $ 4,240,580
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 3,892,889       $ 3,654,882

Net increase in net assets resulting from operations                                           164,312           145,935

Capital shares transactions
   Net premiums                                                                                628,610           432,154
   Transfers of policy loans                                                                     3,989            (5,358)
   Transfers of surrenders                                                                    (199,395)         (340,983)
   Transfers of death benefits                                                                 (22,517)          (14,461)
   Transfers of other terminations                                                            (146,356)         (108,349)
   Interfund and net transfers to general account                                              (80,952)          129,069
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                183,379            92,072
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   347,691           238,007
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 4,240,580       $ 3,892,889
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 385,691                               Dividend income                            $    91,308
    shares at net asset value of $14.73                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $5,099,530)                  $ 5,679,533
                                                                                                                  91,308
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         7,913
NET ASSETS                                       $ 5,679,533        Mortality and expense risk                    74,040
                                              ---------------
                                                                    Contract maintenance charge                    6,504
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       4,288      $ 11.40      $   48,892          Net investment gain                          2,851
1.20% Institutional       1,269      $ 11.29          14,322
1.30% Institutional         858      $ 11.25           9,650    REALIZED AND UNREALIZED GAINS
1.35% Institutional         549      $ 10.76           5,909     (LOSSES) ON INVESTMENTS
1.40% Institutional     234,053      $ 21.72       5,083,355      Net realized losses on investments            (143,355)
1.45% Institutional         884      $ 11.18           9,884      Net unrealized appreciation on
1.55% Institutional      21,017      $ 11.14         234,061       investments                                   448,260
                                                                                                         ----------------
1.80% Institutional       1,375      $ 11.03          15,164
2.00% Institutional       7,647      $ 10.60          81,062    Net increase in net assets resulting from
2.05% Institutional      16,229      $ 10.92         177,234     operations                                   $  307,756
                                                                                                         ----------------

                      ----------              ---------------
                        288,169                  $ 5,679,533
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 6,339,830       $ 6,345,607

Net increase in net assets resulting from operations                                           307,756           253,577

Capital shares transactions
   Net premiums                                                                                316,329           475,666
   Transfers of policy loans                                                                    (2,553)            1,646
   Transfers of surrenders                                                                    (515,275)         (378,321)
   Transfers of death benefits                                                                 (67,791)          (19,789)
   Transfers of other terminations                                                            (160,009)         (139,633)
   Interfund and net transfers to general account                                             (538,754)         (198,923)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                               (968,053)         (259,354)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                  (660,297)           (5,777)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 5,679,533       $ 6,339,830
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 182,496                               Dividend income                             $   30,352
    shares at net asset value of $17.34                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $3,141,192)                  $ 3,163,766
                                                                                                                  30,352
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         4,670
NET ASSETS                                       $ 3,163,766        Mortality and expense risk                    39,741
                                              ---------------
                                                                    Contract maintenance charge                    4,376
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       5,360      $ 11.67      $   62,550          Net investment loss                        (18,435)
1.20% Institutional         473      $ 11.56           5,471
1.30% Institutional       1,054      $ 11.51          12,134    REALIZED AND UNREALIZED GAINS
1.35% Institutional         173      $ 10.95           1,895     (LOSSES) ON INVESTMENTS
1.40% Institutional     255,536      $ 11.98       3,061,238      Net realized losses on investments            (254,424)
1.45% Institutional         140      $ 11.44           1,602      Net unrealized appreciation on
1.55% Institutional       1,260      $ 11.40          14,356       investments                                   482,431
                                                                                                         ----------------
1.80% Institutional          80      $ 11.29             899
2.00% Institutional          19      $ 10.76             205    Net increase in net assets resulting from
2.05% Institutional         306      $ 11.18           3,416     operations                                   $  209,572
                                                                                                         ----------------

                      ----------              ---------------
                        264,401                  $ 3,163,766
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 3,460,027       $ 3,495,447

Net increase in net assets resulting from operations                                           209,572           179,733

Capital shares transactions
   Net premiums                                                                                 98,904           108,059
   Transfers of policy loans                                                                     3,532             1,724
   Transfers of surrenders                                                                    (323,604)         (256,181)
   Transfers of death benefits                                                                 (17,437)           (7,260)
   Transfers of other terminations                                                             (97,496)          (61,684)
   Interfund and net transfers to general account                                             (169,732)              189
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                               (505,833)         (215,153)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                  (296,261)          (35,420)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  3,163,766       $ 3,460,027
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 9,354                                 Dividend income                              $       -
    shares at net asset value of $14.02                           Capital gains distributions                        304
                                                                                                         ----------------
    per share (cost $125,616)                    $   131,147
                                                                                                                     304
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                             3
NET ASSETS                                       $   131,147        Mortality and expense risk                       670
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional          92      $ 11.38      $    1,052          Net investment loss                           (369)
1.30% Institutional         160      $ 11.31           1,814
1.40% Institutional         241      $ 11.29           2,724    REALIZED AND UNREALIZED GAINS
1.55% Institutional       8,069      $ 11.26          90,875     (LOSSES) ON INVESTMENTS
1.80% Institutional       3,001      $ 11.22          33,655      Net realized gains on investments                   38
2.00% Institutional          19      $ 10.27             197      Net unrealized appreciation on
2.05% Institutional          74      $ 11.17             830       investments                                     4,956
                      ----------              ---------------                                            ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    4,625
                      ----------              ---------------                                            ----------------
                         11,657                  $   131,147
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $    5,477         $       -

Net increase in net assets resulting from operations                                             4,625               540

Capital shares transactions
   Net premiums                                                                                100,896             4,937
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               20,149                 -
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                121,045             4,937
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   125,670             5,477
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   131,147        $    5,477
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                             Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 304,118                               Dividend income                             $   36,340
    shares at net asset value of $7.50                            Capital gains distributions                        772
                                                                                                         ----------------
    per share (cost $2,033,059)                  $ 2,280,885
                                                                                                                  37,112
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,282
NET ASSETS                                       $ 2,280,885        Mortality and expense risk                    29,905
                                              ---------------
                                                                    Contract maintenance charge                    1,118
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       2,074      $ 12.14      $   25,176          Net investment income                        3,807
1.20% Institutional      12,012      $ 12.02         144,399
1.30% Institutional      16,863      $ 11.97         201,924    REALIZED AND UNREALIZED GAINS
1.35% Institutional         363      $ 10.53           3,820     (LOSSES) ON INVESTMENTS
1.40% Institutional      86,080      $ 15.05       1,295,792      Net realized gains on investments               42,225
1.45% Institutional       4,922      $ 11.90          58,590      Net unrealized appreciation on
1.55% Institutional      13,245      $ 11.86         157,053       investments                                    28,016
                                                                                                         ----------------
1.70% Institutional         288      $ 11.79           3,397
1.80% Institutional       3,414      $ 11.74          40,094    Net increase in net assets resulting from
2.00% Institutional       1,225      $ 10.22          12,522     operations                                   $   74,048
                                                                                                         ----------------
2.05% Institutional      29,001      $ 11.63         337,221
2.15% Institutional           5      $ 11.58              56
2.30% Institutional           7      $ 11.51              78
2.60% Institutional          67      $ 11.36             763

                      ----------              ---------------
                        169,565                  $ 2,280,885
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,956,955      $  1,651,386

Net increase in net assets resulting from operations                                            74,048           138,065

Capital shares transactions
   Net premiums                                                                                526,736           348,005
   Transfers of policy loans                                                                       997              (141)
   Transfers of surrenders                                                                    (126,076)         (159,324)
   Transfers of death benefits                                                                 (23,318)           (6,960)
   Transfers of other terminations                                                             (74,094)          (92,285)
   Interfund and net transfers to general account                                              (54,363)           78,209
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                249,882           167,504
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   323,930           305,569
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 2,280,885      $  1,956,955
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                             Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 240,677                               Dividend income                              $       -
    shares at net asset value of $9.35                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $1,857,945)                  $ 2,250,330
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,588
NET ASSETS                                       $ 2,250,330        Mortality and expense risk                    24,754
                                              ---------------
                                                                    Contract maintenance charge                    2,297
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       3,389      $ 12.26      $   41,540          Net investment loss                        (29,639)
1.20% Institutional         262      $ 12.14           3,180
1.30% Institutional       2,266      $ 12.09          27,398    REALIZED AND UNREALIZED GAINS
1.35% Institutional          70      $ 12.52             871     (LOSSES) ON INVESTMENTS
1.40% Institutional     120,989      $ 15.94       1,928,793      Net realized losses on investments             (20,530)
1.45% Institutional          53      $ 12.02             641      Net unrealized appreciation on
1.55% Institutional       8,150      $ 11.97          97,578       investments                                   403,719
                                                                                                         ----------------
1.75% Institutional          48      $ 12.46             594
1.90% Institutional         103      $ 11.81           1,213    Net increase in net assets resulting from
1.95% Institutional       2,737      $ 14.53          39,765     operations                                   $  353,550
                                                                                                         ----------------
2.00% Institutional         218      $ 11.64           2,540
2.05% Institutional       3,156      $ 11.74          37,056
2.15% Institutional       5,878      $ 11.69          68,738
2.65% Institutional          37      $ 11.47             423

                      ----------              ---------------
                        147,355                  $ 2,250,330
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,874,949      $  1,900,213

Net increase in net assets resulting from operations                                           353,550           110,210

Capital shares transactions
   Net premiums                                                                                187,184           182,664
   Transfers of policy loans                                                                     3,910            (1,247)
   Transfers of surrenders                                                                    (136,482)         (235,489)
   Transfers of death benefits                                                                 (16,299)             (232)
   Transfers of other terminations                                                             (35,538)          (44,988)
   Interfund and net transfers to general account                                               19,056           (36,182)
                                                                                        ---------------  ----------------

     Net increase (decrease) in net assets from capital share transactions                      21,831          (135,474)
                                                                                        ---------------  ----------------

Total increase (decrease) in net assets                                                        375,381           (25,264)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 2,250,330      $  1,874,949
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                              Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 1,784,228                              Dividend income                             $   84,739
    shares at net asset value of $8.22                             Capital gains distributions                          -
                                                                                                          ----------------
    per share (cost $12,468,556)                  $14,670,145
                                                                                                                   84,739
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                         6,103
NET ASSETS                                        $14,670,145        Mortality and expense risk                   155,255
                                               ---------------
                                                                     Contract maintenance charge                    3,491
                                                                                                          ----------------
                        Units     Unit Value     Net Assets
0.95% Institutional      192,648      $ 13.22     $ 2,546,800          Net investment loss                        (80,110)
1.15% Institutional        1,681      $ 10.76          18,085
1.20% Institutional       18,811      $ 13.09         246,225    REALIZED AND UNREALIZED GAINS
1.30% Institutional       40,664      $ 13.04         530,193     (LOSSES) ON INVESTMENTS
1.35% Institutional       12,650      $ 11.55         146,167      Net realized gains on investments              272,877
1.40% Institutional      262,479      $ 14.07       3,693,958      Net unrealized appreciation on
1.45% Institutional       43,262      $ 12.96         560,769       investments                                 1,250,119
                                                                                                          ----------------
1.55% Institutional      106,171      $ 12.91       1,370,820
1.65% Institutional          841      $ 15.21          12,792    Net increase in net assets resulting from
1.70% Institutional        2,525      $ 12.84          32,405     operations                                 $  1,442,886
                                                                                                          ----------------
1.75% Institutional        8,322      $ 11.50          95,740
1.80% Institutional       24,958      $ 12.79         319,113
1.85% Institutional          659      $ 10.73           7,070
1.90% Institutional        2,844      $ 12.74          36,221
1.95% Institutional       51,012      $ 15.06         768,401
2.00% Institutional       92,771      $ 10.93       1,014,012
2.05% Institutional      181,049      $ 12.66       2,292,297
2.10% Institutional        5,042      $ 11.46          57,778
2.15% Institutional        1,908      $ 12.61          24,061
2.20% Institutional        9,590      $ 14.94         143,324
2.30% Institutional          906      $ 12.54          11,360
2.35% Institutional          159      $ 10.71           1,705
2.40% Institutional       30,585      $ 12.49         381,978
2.45% Institutional        3,020      $ 11.42          34,482
2.65% Institutional           46      $ 12.37             575
2.75% Institutional       21,069      $ 12.32         259,549
2.80% Institutional        5,526      $ 11.37          62,849
3.20% Institutional          131      $ 10.82           1,416

                      -----------              ---------------
                       1,121,331                  $14,670,145
                      -----------              ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                             $ 6,909,663      $  3,152,421

Net increase in net assets resulting from operations                                          1,442,886           734,884

Capital shares transactions
   Net premiums                                                                               6,893,998         3,271,244
   Transfers of policy loans                                                                     (1,377)           (1,983)
   Transfers of surrenders                                                                     (332,245)         (265,073)
   Transfers of death benefits                                                                 (109,690)           (3,725)
   Transfers of other terminations                                                             (283,439)          (88,383)
   Interfund and net transfers to general account                                               150,349           110,278
                                                                                        ----------------  ----------------

     Net increase in net assets from capital share transactions                               6,317,596         3,022,358
                                                                                        ----------------  ----------------

Total increase in net assets                                                                  7,760,482         3,757,242
                                                                                        ----------------  ----------------

Net assets at end of year                                                                  $ 14,670,145       $ 6,909,663
                                                                                        ----------------  ----------------


   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                               Statement of Operations
  December 31, 2005                                                    Year Ended December 31, 2005

ASSETS                                                            INVESTMENT INCOME
   Investment in Portfolio, 1,939,440                               Dividend income                            $    81,421
    shares at net asset value of $8.19                              Capital gains distributions                  1,021,596
                                                                                                           ----------------
    per share (cost $15,061,596)                  $ 15,891,584
                                                                                                                 1,103,017
LIABILITIES                                                  -      Expenses
                                               ----------------
                                                                      Administrative expense                        10,442
NET ASSETS                                        $ 15,891,584        Mortality and expense risk                   177,335
                                               ----------------
                                                                      Contract maintenance charge                    5,203
                                                                                                           ----------------
                         Units     Unit Value    Net Assets
0.95% Institutional       149,648     $ 13.24     $  1,981,219          Net investment income                      910,037
1.15% Institutional         1,577     $ 10.22           16,114
1.20% Institutional        16,847     $ 13.11          220,867    REALIZED AND UNREALIZED GAINS
1.30% Institutional        41,975     $ 13.06          548,150     (LOSSES) ON INVESTMENTS
1.35% Institutional        12,524     $ 10.67          133,675      Net realized gains on investments              135,593
1.40% Institutional       342,103     $ 19.47        6,661,520      Net unrealized depreciation on
1.45% Institutional        39,665     $ 12.98          514,960       investments                                  (509,513)
                                                                                                           ----------------
1.55% Institutional        77,036     $ 12.93          996,233
1.65% Institutional           630     $ 14.81            9,335    Net increase in net assets resulting from
1.70% Institutional         7,303     $ 12.86           93,894     operations                                  $   536,117
                                                                                                           ----------------
1.75% Institutional         6,698     $ 10.63           71,177
1.80% Institutional        19,187     $ 12.81          245,716
1.85% Institutional           523     $ 10.20            5,328
1.90% Institutional         2,273     $ 12.76           28,996
1.95% Institutional        42,900     $ 14.67          629,187
2.00% Institutional        82,886     $ 10.23          847,950
2.05% Institutional       156,810     $ 12.68        1,988,577
2.10% Institutional         4,573     $ 10.59           48,410
2.15% Institutional         5,617     $ 12.63           70,953
2.20% Institutional         8,384     $ 14.55          121,992
2.30% Institutional           837     $ 12.56           10,516
2.35% Institutional           145     $ 10.18            1,472
2.40% Institutional        25,971     $ 12.51          324,869
2.45% Institutional         2,494     $ 10.55           26,304
2.75% Institutional        18,817     $ 12.34          232,179
2.80% Institutional         5,553     $ 10.51           58,336
3.20% Institutional           128     $ 10.13            1,300
3.60% Institutional           197     $ 11.94            2,355

                      ------------             ----------------
                        1,073,299                 $ 15,891,584
                      ------------             ----------------
Note:  Variances in the above calculations are due to rounding.
---------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                               2005             2004

Net assets at beginning of year                                                             $  8,507,010       $ 5,235,552

Net increase in net assets resulting from operations                                             536,117           847,528

Capital shares transactions
   Net premiums                                                                                6,586,024         2,895,312
   Transfers of policy loans                                                                       1,541            (5,546)
   Transfers of surrenders                                                                      (460,200)         (466,311)
   Transfers of death benefits                                                                   (88,045)         (108,043)
   Transfers of other terminations                                                              (335,335)         (179,716)
   Interfund and net transfers to general account                                              1,144,472           288,234
                                                                                          ---------------  ----------------

     Net increase in net assets from capital share transactions                                6,848,457         2,423,930
                                                                                          ---------------  ----------------

Total increase in net assets                                                                   7,384,574         3,271,458
                                                                                          ---------------  ----------------

Net assets at end of year                                                                   $ 15,891,584      $  8,507,010
                                                                                          ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 263,257                               Dividend income                             $   38,420
    shares at net asset value of $7.51                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $1,766,627)                  $ 1,976,669
                                                                                                                  38,420
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,772
NET ASSETS                                       $ 1,976,669        Mortality and expense risk                    25,457
                                              ---------------
                                                                    Contract maintenance charge                    1,590
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       2,949      $ 11.90      $   35,078          Net investment gain                          8,601
1.20% Institutional       2,436      $ 11.78          28,697
1.30% Institutional         744      $ 11.74           8,734    REALIZED AND UNREALIZED GAINS
1.35% Institutional         475      $ 10.63           5,048     (LOSSES) ON INVESTMENTS
1.40% Institutional     131,489      $ 12.87       1,692,502      Net realized gains on investments                3,058
1.45% Institutional       3,830      $ 11.67          44,679      Net unrealized appreciation on
1.55% Institutional       6,314      $ 11.62          73,375       investments                                    45,308
                                                                                                         ----------------
1.70% Institutional          43      $ 11.55             498
1.80% Institutional         360      $ 11.51           4,138    Net increase in net assets resulting from
2.00% Institutional         414      $ 10.17           4,214     operations                                   $   56,967
                                                                                                         ----------------
2.05% Institutional       6,880      $ 11.40          78,408
2.40% Institutional         115      $ 11.24           1,298

                      ----------              ---------------
                        156,049                  $ 1,976,669
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
  Years Ended December 31, 20054 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,982,945      $  1,664,473

Net increase in net assets resulting from operations                                            56,967           197,072

Capital shares transactions
   Net premiums                                                                                146,811           172,020
   Transfers of policy loans                                                                       591             1,639
   Transfers of surrenders                                                                    (128,527)          (41,746)
   Transfers of death benefits                                                                  (4,061)          (12,302)
   Transfers of other terminations                                                             (37,339)          (79,551)
   Interfund and net transfers to general account                                              (40,718)           81,340
                                                                                        ---------------  ----------------

     Net (decrease) increase in net assets from capital share transactions                     (63,243)          121,400
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                         (6,276)          318,472
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,976,669      $  1,982,945
                                                                                        ---------------  ----------------


   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century VP Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 7,533                               INVESTMENT INCOME
    shares at net asset value of $10.26                           Dividend income                            $     1,136
    per share (cost $77,915)                      $   77,284      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                       1,136
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   77,284        Administrative expense                             4
                                              ---------------
                                                                    Mortality and expense risk                       289
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
1.20% Institutional          70      $ 10.06       $     700
1.30% Institutional       4,548      $ 10.05          45,685          Net investment income                          843
1.35% Institutional         265      $ 10.04           2,660
1.45% Institutional         620      $ 10.03           6,220    REALIZED AND UNREALIZED GAINS
2.05% Institutional       2,208       $ 9.97          22,019     (LOSSES) ON INVESTMENTS
                                                                  Net realized losses on investments                 (27)
                                                                  Net unrealized depreciation on
                                                                   investments                                      (632)
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                      ----------              ---------------
                          7,711                   $   77,284     operations                                   $      184
                      ----------              ---------------                                            ----------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                                 184

Capital shares transactions
   Net premiums                                                                                                   46,125
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                          (643)
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                  (148)
   Interfund and net transfers to general account                                                                 31,766
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   77,100
                                                                                                         ----------------

Total increase in net assets                                                                                      77,284
                                                                                                         ----------------

Net assets at end of year                                                                                     $   77,284
                                                                                                         ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century VP Large Company Value Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 10,376                              INVESTMENT INCOME
    shares at net asset value of $10.97                           Dividend income                             $    1,999
    per share (cost $113,738)                     $  113,823      Capital gains distributions                      1,553
                                                                                                         ----------------

LIABILITIES                                                -                                                       3,552
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $  113,823        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                       724
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       3,079      $ 10.46      $   32,201
1.20% Institutional       1,062      $ 10.43          11,084          Net investment income                        2,828
1.30% Institutional       1,709      $ 10.42          17,813
1.35% Institutional         430      $ 10.42           4,482    REALIZED AND UNREALIZED GAINS
1.45% Institutional          50      $ 10.41             524     (LOSSES) ON INVESTMENTS
1.55% Institutional       1,585      $ 10.40          16,482      Net realized gains on investments                  129
1.80% Institutional          87      $ 10.37             904      Net unrealized appreciation on
2.00% Institutional         567      $ 10.27           5,826       investments                                        84
                                                                                                         ----------------
2.05% Institutional       2,369      $ 10.34          24,507
                                                                Net increase in net assets resulting from
                      ----------              ---------------
                         10,939                   $  113,823     operations                                   $    3,041
                      ----------              ---------------                                            ----------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               3,041

Capital shares transactions
   Net premiums                                                                                                  114,143
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                          (131)
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                  (153)
   Interfund and net transfers to general account                                                                 (3,077)
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                  110,782
                                                                                                         ----------------

Total increase in net assets                                                                                     113,823
                                                                                                         ----------------

Net assets at end of year                                                                                    $   113,823
                                                                                                         ----------------


   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century VP Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 3,497                               INVESTMENT INCOME
    shares at net asset value of $11.69                           Dividend income                              $     222
    per share (cost $39,951)                      $   40,885      Capital gains distributions                        752
                                                                                                         ----------------

LIABILITIES                                                -                                                         974
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   40,885        Administrative expense                            (6)
                                              ---------------
                                                                    Mortality and expense risk                       174
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       1,099      $ 10.83      $   11,899
1.20% Institutional          35      $ 10.80             378          Net investment income                          806
1.30% Institutional         676      $ 10.79           7,294
1.35% Institutional         374      $ 10.78           4,034    REALIZED AND UNREALIZED GAINS
1.55% Institutional         974      $ 10.76          10,479     (LOSSES) ON INVESTMENTS
2.00% Institutional         634      $ 10.72           6,801      Net realized gains on investments                   38
                                                                  Net unrealized appreciation on
                                                                   investments                                       933
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                      ----------              ---------------
                          3,792                   $   40,885     operations                                   $    1,777
                      ----------              ---------------                                            ----------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               1,777

Capital shares transactions
   Net premiums                                                                                                   39,718
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                           (12)
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                  (303)
   Interfund and net transfers to general account                                                                   (295)
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   39,108
                                                                                                         ----------------

Total increase in net assets                                                                                      40,885
                                                                                                         ----------------

Net assets at end of year                                                                                     $   40,885
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century VP Ultra Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 13,128                              INVESTMENT INCOME
    shares at net asset value of $10.33                           Dividend income                              $       -
    per share (cost $136,095)                     $  135,615      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                           -
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $  135,615        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                       246
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional      10,835      $ 10.08      $  109,225
1.30% Institutional          12      $ 10.05             123          Net investment loss                           (246)
1.35% Institutional          59      $ 10.04             592
1.55% Institutional       2,562      $ 10.02          25,675    REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                   69
                                                                  Net unrealized depreciation on
                                                                   investments                                      (480)
                                                                                                         ----------------

                                                                Net decrease in net assets resulting from
                      ----------              ---------------
                         13,468                   $  135,615     operations                                   $     (657)
                      ----------              ---------------                                            ----------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net decrease in net assets resulting from operations                                                                (657)

Capital shares transactions
   Net premiums                                                                                                  135,886
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                   (89)
   Interfund and net transfers to general account                                                                    475
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                  136,272
                                                                                                         ----------------

Total increase in net assets                                                                                     135,615
                                                                                                         ----------------

Net assets at end of year                                                                                    $   135,615
                                                                                                         ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Research Series

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 116,081                               Dividend income                             $    8,220
    shares at net asset value of $16.41                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $1,677,180)                  $ 1,904,433
                                                                                                                   8,220
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,575
NET ASSETS                                       $ 1,904,433        Mortality and expense risk                    22,380
                                              ---------------
                                                                    Contract maintenance charge                    2,283
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       3,532      $ 11.66      $   41,170          Net investment loss                        (19,018)
1.30% Institutional         362      $ 11.50           4,156
1.35% Institutional          55      $ 11.00             602    REALIZED AND UNREALIZED GAINS
1.40% Institutional     156,127      $ 11.66       1,820,314     (LOSSES) ON INVESTMENTS
1.45% Institutional         654      $ 11.43           7,472      Net realized losses on investments             (50,248)
1.55% Institutional       2,159      $ 11.38          24,583      Net unrealized appreciation on
2.00% Institutional           9      $ 10.46              99       investments                                   171,839
                                                                                                         ----------------
2.05% Institutional         541      $ 11.16           6,037
                                                                Net increase in net assets resulting from
                                                                 operations                                  $   102,573
                      ----------              ---------------                                            ----------------
                        163,439                  $ 1,904,433
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,871,359      $  1,934,761

Net increase in net assets resulting from operations                                           102,573           243,229

Capital shares transactions
   Net premiums                                                                                 58,076            81,716
   Transfers of policy loans                                                                       631               270
   Transfers of surrenders                                                                    (122,401)          (81,653)
   Transfers of death benefits                                                                    (898)          (24,980)
   Transfers of other terminations                                                             (42,771)          (42,286)
   Interfund and net transfers to general account                                               37,864          (239,698)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                                (69,499)         (306,631)
                                                                                        ---------------  ----------------

Total increase (decrease) in net assets                                                         33,074           (63,402)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,904,433      $  1,871,359
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Series

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 191,350                               Dividend income                              $       -
    shares at net asset value of $19.12                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $3,393,010)                  $ 3,658,112
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         5,344
NET ASSETS                                       $ 3,658,112        Mortality and expense risk                    46,022
                                              ---------------
                                                                    Contract maintenance charge                    6,109
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       4,584      $ 10.84      $   49,678          Net investment loss                        (57,475)
1.20% Institutional         263      $ 10.73           2,818    REALIZED AND UNREALIZED GAINS
1.35% Institutional         668      $ 11.19           7,470     (LOSSES) ON INVESTMENTS
1.40% Institutional     301,321      $ 11.44       3,447,477      Net realized losses on investments            (699,263)
1.45% Institutional       3,370      $ 10.63          35,818      Net unrealized appreciation on
1.55% Institutional       7,502      $ 10.59          79,423       investments                                   987,083
                                                                                                         ----------------
1.80% Institutional         279      $ 10.48           2,926
2.00% Institutional         380      $ 10.98           4,175    Net increase in net assets resulting from
2.05% Institutional       2,729      $ 10.38          28,327     operations                                   $  230,345
                                                                                                         ----------------

                      ----------              ---------------
                        321,095                  $ 3,658,112
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  4,209,271      $  4,210,784

Net increase in net assets resulting from operations                                           230,345           428,941

Capital shares transactions
   Net premiums                                                                                144,726           139,405
   Transfers of policy loans                                                                     2,617               170
   Transfers of surrenders                                                                    (367,504)         (208,565)
   Transfers of death benefits                                                                 (14,600)           (4,066)
   Transfers of other terminations                                                             (94,721)          (95,012)
   Interfund and net transfers to general account                                             (452,022)         (262,386)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                               (781,504)         (430,454)
                                                                                        ---------------  ----------------

Total decrease in net assets                                                                  (551,159)           (1,513)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  3,658,112      $  4,209,271
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Investors Trust Series

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 51,000                                Dividend income                             $    5,132
    shares at net asset value of $19.28                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $850,042)                     $  983,202
                                                                                                                   5,132
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         1,306
NET ASSETS                                        $  983,202        Mortality and expense risk                    11,985
                                              ---------------
                                                                    Contract maintenance charge                      833
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional         552      $ 11.29       $   6,233          Net investment loss                         (8,992)
1.20% Institutional      82,065      $ 10.81         887,105    REALIZED AND UNREALIZED GAINS
1.35% Institutional         173      $ 10.88           1,878     (LOSSES) ON INVESTMENTS
1.55% Institutional       6,901      $ 11.03          76,117      Net realized losses on investments             (25,194)
2.00% Institutional           9      $ 10.46              98      Net unrealized appreciation on
2.05% Institutional       1,088      $ 10.82          11,771       investments                                    84,042
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $   49,856
                      ----------              ---------------                                            ----------------

                         90,788                   $  983,202
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  999,679        $  960,505

Net increase in net assets resulting from operations                                            49,856            91,214

Capital shares transactions
   Net premiums                                                                                 95,551            27,879
   Transfers of policy loans                                                                       (14)             (825)
   Transfers of surrenders                                                                    (139,341)          (15,718)
   Transfers of death benefits                                                                 (13,094)                -
   Transfers of other terminations                                                             (13,914)          (20,260)
   Interfund and net transfers to general account                                                4,479           (43,116)
                                                                                        ---------------  ----------------

     Net decrease in net assets from capital share transactions                                (66,333)          (52,040)
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                        (16,477)           39,174
                                                                                        ---------------  ----------------


Net assets at end of year                                                                   $  983,202        $  999,679
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
New Discovery Series

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 221,922                               Dividend income                              $       -
    shares at net asset value of $15.63                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,921,951)                  $ 3,468,006
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         4,922
NET ASSETS                                       $ 3,468,006        Mortality and expense risk                    44,480
                                              ---------------
                                                                    Contract maintenance charge                    3,768
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      11,533      $ 10.08      $  116,235          Net investment loss                        (53,170)
1.20% Institutional       8,752       $ 9.98          87,348
1.30% Institutional       1,803       $ 9.94          17,928    REALIZED AND UNREALIZED GAINS
1.35% Institutional         103      $ 10.74           1,106     (LOSSES) ON INVESTMENTS
1.40% Institutional     159,284      $ 19.33       3,078,225      Net realized losses on investments             (19,645)
1.45% Institutional         917       $ 9.88           9,067      Net unrealized appreciation on
1.55% Institutional       5,978       $ 9.84          58,850       investments                                   154,335
                                                                                                         ----------------
1.80% Institutional       1,053       $ 9.75          10,261
2.00% Institutional          10      $ 10.76             103    Net increase in net assets resulting from
2.05% Institutional       9,207       $ 9.65          88,883     operations                                  $    81,520
                                                                                                         ----------------

                      ----------              ---------------
                        198,638                  $ 3,468,006
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  4,112,196      $  3,800,017

Net increase in net assets resulting from operations                                            81,520           163,484

Capital shares transactions
   Net premiums                                                                                211,195         1,089,470
   Transfers of policy loans                                                                      (842)            1,832
   Transfers of surrenders                                                                    (177,909)         (342,769)
   Transfers of death benefits                                                                 (21,454)          (24,354)
   Transfers of other terminations                                                             (50,177)          (76,336)
   Interfund and net transfers to general account                                             (686,523)         (499,148)
                                                                                        ---------------  ----------------

     Net (decrease) increase in net assets from capital share transactions                    (725,710)          148,695
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                       (644,190)          312,179
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 3,468,006      $  4,112,196
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 268,702                               Dividend income                            $    66,716
    shares at net asset value of $26.16                           Capital gains distributions                    407,622
                                                                                                         ----------------
    per share (cost $6,444,070)                  $ 7,029,244
                                                                                                                 474,338
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         7,898
NET ASSETS                                       $ 7,029,244        Mortality and expense risk                    88,919
                                              ---------------
                                                                    Contract maintenance charge                    4,794
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      21,913      $ 12.14      $  266,014          Net investment income                      372,727
1.20% Institutional      90,556      $ 12.02       1,088,616
1.30% Institutional      10,861      $ 11.97         130,059    REALIZED AND UNREALIZED GAINS
1.40% Institutional     283,364      $ 16.33       4,628,562     (LOSSES) ON INVESTMENTS
1.45% Institutional      11,172      $ 11.90         132,998      Net realized gains on investments              202,496
1.55% Institutional      34,301      $ 11.86         406,743      Net unrealized depreciation on
1.65% Institutional         101      $ 14.40           1,451       investments                                  (447,659)
                                                                                                         ----------------
1.70% Institutional         160      $ 11.79           1,881
1.80% Institutional       5,221      $ 11.74          61,304    Net increase in net assets resulting from
1.90% Institutional         652      $ 11.70           7,622     operations                                  $   127,564
                                                                                                         ----------------
2.00% Institutional       2,267      $ 10.12          22,940
2.05% Institutional      23,855      $ 11.63         277,394
2.15% Institutional         316      $ 11.58           3,660

                      ----------              ---------------
                        484,739                  $ 7,029,244
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 6,785,235       $ 4,795,295

Net increase in net assets resulting from operations                                           127,564           639,069

Capital shares transactions
   Net premiums                                                                              1,016,333         1,367,555
   Transfers of policy loans                                                                        93              (880)
   Transfers of surrenders                                                                    (528,300)         (282,703)
   Transfers of death benefits                                                                 (42,525)                -
   Transfers of other terminations                                                            (149,936)         (140,630)
   Interfund and net transfers to general account                                             (179,220)          407,529
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                116,445         1,350,871
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   244,009         1,989,940
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 7,029,244       $ 6,785,235
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio
------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 835,662                                Dividend income                             $   75,206
    shares at net asset value of $21.09                            Capital gains distributions                  1,027,617
                                                                                                          ----------------
    per share (cost $15,492,487)                 $ 17,624,110
                                                                                                                1,102,823
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                        15,128
NET ASSETS                                       $ 17,624,110        Mortality and expense risk                   203,427
                                               ---------------
                                                                     Contract maintenance charge                    6,797
                                                                                                          ----------------
                        Units     Unit Value     Net Assets
0.95% Institutional       76,673      $ 15.01    $  1,151,210          Net investment income                      877,471
1.15% Institutional          793      $ 10.22           8,106
1.20% Institutional      211,817      $ 14.87       3,149,717    REALIZED AND UNREALIZED GAINS
1.30% Institutional       35,951      $ 14.81         532,451     (LOSSES) ON INVESTMENTS
1.35% Institutional        8,253      $ 11.08          91,456      Net realized gains on investments              585,593
1.40% Institutional      384,300      $ 23.05       8,858,666      Net unrealized depreciation on
1.45% Institutional       25,297      $ 14.72         372,467       investments                                  (357,451)
                                                                                                          ----------------
1.55% Institutional       77,368      $ 14.67       1,134,983
1.65% Institutional          350      $ 16.36           5,731    Net increase in net assets resulting from
1.70% Institutional        2,407      $ 14.58          35,101     operations                                 $  1,105,613
                                                                                                          ----------------
1.75% Institutional        2,691      $ 11.03          29,690
1.80% Institutional        8,288      $ 14.52         120,377
1.85% Institutional          200      $ 10.20           2,036
1.90% Institutional        2,869      $ 14.47          41,512
1.95% Institutional       16,338      $ 16.21         264,830
2.00% Institutional       35,694      $ 10.61         378,635
2.05% Institutional       76,660      $ 14.38       1,102,524
2.10% Institutional        1,720      $ 10.99          18,908
2.15% Institutional        1,009      $ 14.33          14,450
2.20% Institutional        4,215      $ 16.08          67,788
2.30% Institutional          277      $ 14.24           3,943
2.35% Institutional           73      $ 10.18             742
2.40% Institutional        8,353      $ 14.19         118,495
2.45% Institutional          920      $ 10.95          10,074
2.65% Institutional           28      $ 14.05             389
2.75% Institutional        6,249      $ 13.99          87,450
2.80% Institutional        2,001      $ 10.91          21,829
3.20% Institutional           52      $ 10.50             550

                      -----------              ---------------
                         990,848                 $ 17,624,110
                      -----------              ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                            $ 12,518,427       $ 6,333,734

Net increase in net assets resulting from operations                                          1,105,613         1,970,692

Capital shares transactions
   Net premiums                                                                               4,806,365         4,011,033
   Transfers of policy loans                                                                     (1,978)           (4,833)
   Transfers of surrenders                                                                     (742,517)         (429,847)
   Transfers of death benefits                                                                  (47,393)           (3,693)
   Transfers of other terminations                                                             (315,613)         (199,760)
   Interfund and net transfers to general account                                               301,206           841,101
                                                                                        ----------------  ----------------

     Net increase in net assets from capital share transactions                               4,000,070         4,214,001
                                                                                        ----------------  ----------------

Total increase in net assets                                                                  5,105,683         6,184,693
                                                                                        ----------------  ----------------

Net assets at end of year                                                                  $ 17,624,110      $ 12,518,427
                                                                                        ----------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC International Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 172,017                               Dividend income                              $       -
    shares at net asset value of $10.43                           Capital gains distributions                     65,605
                                                                                                         ----------------
    per share (cost $1,523,926)                  $ 1,794,133
                                                                                                                  65,605
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         1,169
NET ASSETS                                       $ 1,794,133        Mortality and expense risk                    14,407
                                              ---------------
                                                                    Contract maintenance charge                      817
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       8,725      $ 18.01      $  157,153          Net investment gain                         49,212
1.20% Institutional       8,602      $ 17.84         153,441
1.30% Institutional       3,436      $ 17.77          61,058    REALIZED AND UNREALIZED GAINS
1.40% Institutional      81,381      $ 11.10         903,133     (LOSSES) ON INVESTMENTS
1.45% Institutional       2,798      $ 17.66          49,416      Net realized gains on investments               82,958
1.55% Institutional      19,045      $ 17.59         335,089      Net unrealized appreciation on
1.70% Institutional         120      $ 17.49           2,100       investments                                   147,462
                                                                                                         ----------------
1.80% Institutional       2,470      $ 17.42          43,036
1.90% Institutional         580      $ 17.36          10,063    Net increase in net assets resulting from
2.00% Institutional         726      $ 11.92           8,660     operations                                   $  279,632
                                                                                                         ----------------
2.05% Institutional       3,327      $ 17.25          57,413
2.15% Institutional         759      $ 17.19          13,040
2.65% Institutional          32      $ 16.85             531

                      ----------              ---------------
                        132,001                  $ 1,794,133
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   667,361       $   312,400

Net increase in net assets resulting from operations                                           279,632            80,729

Capital shares transactions
   Net premiums                                                                                441,694           243,023
   Transfers of policy loans                                                                     4,247               (11)
   Transfers of surrenders                                                                     (86,133)          (13,141)
   Transfers of death benefits                                                                       -            (6,726)
   Transfers of other terminations                                                             (29,598)          (12,926)
   Interfund and net transfers to general account                                              516,930            64,013
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                847,140           274,232
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,126,772           354,961
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,794,133       $   667,361
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 208,303                               Dividend income                            $    11,937
    shares at net asset value of $39.25                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $7,253,595)                  $ 8,175,898
                                                                                                                  11,937
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         3,555
NET ASSETS                                       $ 8,175,898        Mortality and expense risk                    83,215
                                              ---------------
                                                                    Contract maintenance charge                    1,680
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional     114,756      $ 10.80     $ 1,239,209          Net investment loss                        (76,513)
1.15% Institutional         936      $ 10.47           9,794
1.20% Institutional      32,435      $ 10.69         346,845    REALIZED AND UNREALIZED GAINS
1.30% Institutional      20,837      $ 10.65         221,952     (LOSSES) ON INVESTMENTS
1.35% Institutional       6,112      $ 11.44          69,939      Net realized gains on investments              163,631
1.40% Institutional     325,638       $ 7.39       2,407,577      Net unrealized appreciation on
1.45% Institutional      31,944      $ 10.59         338,266       investments                                   593,664
                                                                                                         ----------------
1.55% Institutional      76,524      $ 10.55         807,179
1.65% Institutional         446      $ 14.47           6,451    Net increase in net assets resulting from
1.70% Institutional       1,552      $ 10.49          16,271     operations                                   $  680,782
                                                                                                         ----------------
1.75% Institutional       3,635      $ 11.39          41,413
1.80% Institutional      12,415      $ 10.45         129,683
1.85% Institutional         272      $ 10.44           2,835
1.90% Institutional       1,546      $ 10.40          16,082
1.95% Institutional      23,373      $ 14.33         334,996
2.00% Institutional      47,889      $ 11.17         535,133
2.05% Institutional     108,921      $ 10.34       1,126,651
2.10% Institutional       2,904      $ 11.35          32,963
2.15% Institutional         772      $ 10.30           7,953
2.20% Institutional       5,427      $ 14.22          77,174
2.30% Institutional         704      $ 10.24           7,209
2.35% Institutional          86      $ 10.42             894
2.40% Institutional      17,686      $ 10.20         180,449
2.45% Institutional       1,309      $ 11.31          14,802
2.75% Institutional      16,165      $ 10.06         162,693
2.80% Institutional       3,597      $ 11.26          40,516
3.20% Institutional          88      $ 11.06             969

                      ----------              ---------------
                        857,966                  $ 8,175,898
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 3,435,637      $  1,959,549

Net increase in net assets resulting from operations                                           680,782           158,305

Capital shares transactions
   Net premiums                                                                              3,799,856         1,522,474
   Transfers of policy loans                                                                     1,804            (4,527)
   Transfers of surrenders                                                                    (189,927)         (109,443)
   Transfers of death benefits                                                                 (24,950)          (19,865)
   Transfers of other terminations                                                            (196,379)          (73,325)
   Interfund and net transfers to general account                                              669,075             2,469
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              4,059,479         1,317,783
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 4,740,261         1,476,088
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  8,175,898       $ 3,435,637
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 269,051                               Dividend income                              $       -
    shares at net asset value of $21.90                           Capital gains distributions                    186,624
                                                                                                         ----------------
    per share (cost $5,206,363)                  $ 5,892,219
                                                                                                                 186,624
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         4,891
NET ASSETS                                       $ 5,892,219        Mortality and expense risk                    69,230
                                              ---------------
                                                                    Contract maintenance charge                    2,786
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      50,781      $ 12.99      $  659,409          Net investment gain                        109,717
1.20% Institutional      14,811      $ 12.86         190,455
1.30% Institutional      10,256      $ 12.81         131,371    REALIZED AND UNREALIZED GAINS
1.35% Institutional       2,080      $ 11.14          23,177     (LOSSES) ON INVESTMENTS
1.40% Institutional     298,818       $ 9.87       2,949,024      Net realized gains on investments              253,015
1.45% Institutional      14,650      $ 12.73         186,547      Net unrealized appreciation on
1.55% Institutional      39,794      $ 12.68         504,753       investments                                    89,819
                                                                                                         ----------------
1.65% Institutional         150      $ 16.59           2,486
1.70% Institutional         551      $ 12.61           6,953    Net increase in net assets resulting from
1.75% Institutional       1,241      $ 11.09          13,768     operations                                  $   452,551
                                                                                                         ----------------
1.80% Institutional       6,258      $ 12.56          78,609
1.85% Institutional         120      $ 10.25           1,229
1.90% Institutional         695      $ 12.51           8,699
1.95% Institutional       2,032      $ 16.43          33,395
2.00% Institutional      17,625      $ 10.80         190,370
2.05% Institutional      53,384      $ 12.44         664,011
2.10% Institutional         903      $ 11.05           9,977
2.15% Institutional       7,921      $ 12.39          98,144
2.30% Institutional         157      $ 12.32           1,935
2.40% Institutional       6,224      $ 12.27          76,370
2.45% Institutional         535      $ 11.01           5,894
2.75% Institutional       3,656      $ 12.10          44,247
2.80% Institutional         995      $ 10.97          10,913
3.20% Institutional          45      $ 10.69             483

                      ----------              ---------------
                        533,683                  $ 5,892,219
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $ 4,209,562      $  2,972,166

Net increase in net assets resulting from operations                                           452,551           419,227

Capital shares transactions
   Net premiums                                                                              1,707,898         1,424,666
   Transfers of policy loans                                                                     3,470              (417)
   Transfers of surrenders                                                                    (281,942)         (205,014)
   Transfers of death benefits                                                                 (61,914)          (25,391)
   Transfers of other terminations                                                            (138,124)         (131,117)
   Interfund and net transfers to general account                                                  718          (244,558)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              1,230,106           818,169
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,682,657         1,237,396
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  5,892,219       $ 4,209,562
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 95,069                                 Dividend income                              $       -
    shares at net asset value of $34.78                            Capital gains distributions                          -
                                                                                                          ----------------
    per share (cost $2,716,033)                   $ 3,306,488
                                                                                                                        -
LIABILITIES                                                 -      Expenses
                                              ----------------
                                                                     Administrative expense                         3,391
NET ASSETS                                        $ 3,306,488        Mortality and expense risk                    35,701
                                              ----------------
                                                                     Contract maintenance charge                    2,518
                                                                                                          ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      15,797      $ 11.11      $   175,541          Net investment loss                        (41,610)
1.20% Institutional      27,296      $ 11.00          300,358
1.30% Institutional       2,086      $ 10.96           22,860    REALIZED AND UNREALIZED GAINS
1.35% Institutional         635      $ 11.64            7,389     (LOSSES) ON INVESTMENTS
1.40% Institutional     363,861       $ 6.50        2,364,326      Net realized gains on investments              155,821
1.45% Institutional       3,847      $ 10.90           41,925      Net unrealized appreciation on
1.55% Institutional      16,752      $ 10.85          181,833       investments                                   225,036
                                                                                                          ----------------
1.70% Institutional          83      $ 10.79              893
1.80% Institutional         738      $ 10.75            7,929    Net increase in net assets resulting from
2.00% Institutional       2,328      $ 11.42           26,579     operations                                   $  339,247
                                                                                                          ----------------
2.05% Institutional      15,950      $ 10.64          169,772
2.15% Institutional         539      $ 10.60            5,719
2.40% Institutional         130      $ 10.50            1,364

                      ----------              ----------------
                        450,041                   $ 3,306,488
                      ----------              ----------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005              2004

Net assets at beginning of year                                                            $  2,713,011      $  2,811,775

Net increase in net assets resulting from operations                                            339,247           170,756

Capital shares transactions
   Net premiums                                                                                 364,889           547,469
   Transfers of policy loans                                                                        727               264
   Transfers of surrenders                                                                     (155,321)         (116,677)
   Transfers of death benefits                                                                  (24,380)          (25,654)
   Transfers of other terminations                                                             (101,404)         (125,369)
   Interfund and net transfers to general account                                               169,719          (549,553)
                                                                                        ----------------  ----------------

     Net increase (decrease) in net assets from capital share transactions                      254,230          (269,520)
                                                                                        ----------------  ----------------

Total increase (decrease) in net assets                                                         593,477           (98,764)
                                                                                        ----------------  ----------------

Net assets at end of year                                                                   $ 3,306,488      $  2,713,011
                                                                                        ----------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 122,642                               Dividend income                              $       -
    shares at net asset value of $23.68                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,455,453)                  $ 2,904,163
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,721
NET ASSETS                                       $ 2,904,163        Mortality and expense risk                    30,924
                                              ---------------
                                                                    Contract maintenance charge                    1,146
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      26,949      $ 14.20      $  382,620          Net investment loss                        (34,791)
1.20% Institutional       9,884      $ 14.06         138,964
1.30% Institutional       3,426      $ 14.01          47,975    REALIZED AND UNREALIZED GAINS
1.35% Institutional         126      $ 12.00           1,509     (LOSSES) ON INVESTMENTS
1.40% Institutional     238,061       $ 7.51       1,787,339      Net realized gains on investments              223,919
1.45% Institutional       1,746      $ 13.92          24,311      Net unrealized appreciation on
1.55% Institutional      22,586      $ 13.87         313,236       investments                                   182,307
                                                                                                         ----------------
1.80% Institutional          32      $ 13.73             436
2.00% Institutional       1,138      $ 11.58          13,168    Net increase in net assets resulting from
2.05% Institutional      13,818      $ 13.60         187,930     operations                                  $   371,435
                                                                                                         ----------------
2.15% Institutional         467      $ 13.55           6,330
2.65% Institutional          26      $ 13.28             345

                      ----------              ---------------
                        318,257                  $ 2,904,163
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,934,269      $  1,410,934

Net increase in net assets resulting from operations                                           371,435           229,616

Capital shares transactions
   Net premiums                                                                                476,508           609,849
   Transfers of policy loans                                                                     5,543            (2,728)
   Transfers of surrenders                                                                    (129,964)          (40,013)
   Transfers of death benefits                                                                       -              (556)
   Transfers of other terminations                                                             (52,100)          (67,814)
   Interfund and net transfers to general account                                              298,472          (205,019)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                598,459           293,719
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   969,894           523,335
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  2,904,163      $  1,934,269
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 15,236                                Dividend income                              $       -
    shares at net asset value of $15.26                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $233,685)                     $  232,495
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            92
NET ASSETS                                        $  232,495        Mortality and expense risk                     3,870
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      10,286       $ 9.74      $  100,219          Net investment loss                         (3,962)
1.20% Institutional         116       $ 9.65           1,120
1.30% Institutional       3,238       $ 9.62          31,151    REALIZED AND UNREALIZED GAINS
1.35% Institutional         193       $ 9.27           1,792     (LOSSES) ON INVESTMENTS
1.40% Institutional          63       $ 9.39             593      Net realized gains on investments                1,958
1.45% Institutional         351       $ 9.57           3,359      Net unrealized depreciation on
1.55% Institutional       3,376       $ 9.53          32,178       investments                                   (36,265)
                                                                                                         ----------------
1.80% Institutional         186       $ 9.44           1,760
2.00% Institutional       4,537       $ 9.47          42,958    Net decrease in net assets resulting from
2.05% Institutional       1,590       $ 9.36          14,878     operations                                  $   (38,269)
                                                                                                         ----------------
2.15% Institutional         267       $ 9.32           2,487

                      ----------              ---------------
                         24,203                   $  232,495
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  332,424        $   65,030

Net (decrease) increase in net assets resulting from operations                                (38,269)           27,003

Capital shares transactions
   Net premiums                                                                                103,602           181,334
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (6,647)           (3,279)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (6,491)           (6,900)
   Interfund and net transfers to general account                                             (152,124)           69,236
                                                                                        ---------------  ----------------

     Net (decrease) increase in net assets from capital share transactions                     (61,660)          240,391
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                        (99,929)          267,394
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  232,495        $  332,424
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 4,664                                 Dividend income                              $       -
    shares at net asset value of $26.47                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $120,185)                     $  123,445
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            29
NET ASSETS                                        $  123,445        Mortality and expense risk                     1,241
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       1,909      $ 10.99      $   20,979          Net investment loss                         (1,270)
1.20% Institutional         174      $ 10.89           1,896
1.30% Institutional       1,509      $ 10.85          16,370    REALIZED AND UNREALIZED GAINS
1.35% Institutional          56      $ 10.22             571     (LOSSES) ON INVESTMENTS
1.45% Institutional           7      $ 10.79              78      Net realized losses on investments                 745
1.55% Institutional       2,307      $ 10.75          24,804      Net unrealized depreciation on
1.80% Institutional         263      $ 10.65           2,807       investments                                      (482)
                                                                                                         ----------------
2.00% Institutional       4,434       $ 9.84          43,620
2.05% Institutional         908      $ 10.56           9,585    Net decrease in net assets resulting from
2.15% Institutional         260      $ 10.52           2,735     operations                                  $    (1,007)
                                                                                                         ----------------

                      ----------              ---------------
                         11,827                   $  123,445
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $   59,589        $    5,524

Net (decrease) increase in net assets resulting from operations                                 (1,007)            3,124

Capital shares transactions
   Net premiums                                                                                 57,037            39,232
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,047)           (3,110)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,932)             (608)
   Interfund and net transfers to general account                                               11,805            15,427
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                 64,863            50,941
                                                                                        ---------------  ----------------

Total increase in net assets                                                                    63,856            54,065
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   123,445        $   59,589
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 14,005                                Dividend income                             $      136
    shares at net asset value of $17.70                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $242,364)                     $  247,884
                                                                                                                     136
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            16
NET ASSETS                                        $  247,884        Mortality and expense risk                     1,699
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional         650      $ 11.41      $    7,417          Net investment loss                         (1,579)
1.20% Institutional         120      $ 11.31           1,355
1.30% Institutional       5,057      $ 11.27          56,977    REALIZED AND UNREALIZED GAINS
1.35% Institutional         444      $ 10.55           4,682     (LOSSES) ON INVESTMENTS
1.55% Institutional       6,787      $ 11.16          75,765      Net realized gains on investments                  616
2.00% Institutional       9,779      $ 10.40         101,688      Net unrealized appreciation on
                                                                   investments                                     3,608
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    2,645
                      ----------              ---------------                                            ----------------
                         22,837                   $  247,884
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $   57,708        $    5,406

Net increase in net assets resulting from operations                                             2,645             1,725

Capital shares transactions
   Net premiums                                                                                175,482            49,597
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,125)             (233)
   Interfund and net transfers to general account                                               14,174             1,213
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                187,531            50,577
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   190,176            52,302
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  247,884        $   57,708
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 11,031                                Dividend income                              $       -
    shares at net asset value of $12.69                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $124,405)                     $  139,987
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           115
NET ASSETS                                        $  139,987        Mortality and expense risk                     2,353
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       2,301       $ 9.87      $   22,708          Net investment loss                         (2,468)
1.20% Institutional       3,210       $ 9.78          31,385
1.30% Institutional       1,406       $ 9.74          13,698    REALIZED AND UNREALIZED GAINS
1.35% Institutional         347      $ 10.33           3,591     (LOSSES) ON INVESTMENTS
1.40% Institutional         504      $ 10.07           5,079      Net realized gains on investments                1,292
1.45% Institutional          20       $ 9.69             198      Net unrealized appreciation on
1.55% Institutional       3,128       $ 9.65          30,195       investments                                     1,086
                                                                                                         ----------------
1.80% Institutional         751       $ 9.56           7,183
2.05% Institutional       2,738       $ 9.48          25,950    Net decrease in net assets resulting from
                                                                 operations                                    $     (90)
                      ----------              ---------------                                            ----------------
                         14,407                   $  139,987
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   172,341        $   67,333

Net (decrease) increase in net assets resulting from operations                                    (90)            7,950

Capital shares transactions
   Net premiums                                                                                 12,511            72,673
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (10,056)           (3,726)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (3,619)           (2,401)
   Interfund and net transfers to general account                                              (31,100)           30,512
                                                                                        ---------------  ----------------

     Net (decrease) increase in net assets from capital share transactions                     (32,264)           97,058
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                        (32,354)          105,008
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   139,987       $   172,341
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 166,643                               Dividend income                            $    61,982
    shares at net asset value of $17.83                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,883,495)                  $ 2,971,253
                                                                                                                  61,982
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           453
NET ASSETS                                       $ 2,971,253        Mortality and expense risk                    19,359
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      26,607      $ 14.07      $  374,302          Net investment income                       42,170
1.20% Institutional      71,288      $ 13.94         993,728
1.30% Institutional       7,361      $ 13.89         102,230    REALIZED AND UNREALIZED GAINS
1.40% Institutional         352      $ 13.92           4,901     (LOSSES) ON INVESTMENTS
1.45% Institutional       6,310      $ 13.81          87,153      Net realized gains on investments               60,748
1.55% Institutional      38,004      $ 13.76         522,999      Net unrealized appreciation on
1.65% Institutional          82      $ 16.60           1,363       investments                                     2,226
                                                                                                         ----------------
1.70% Institutional       1,596      $ 13.69          21,847
1.80% Institutional         266      $ 13.64           3,621    Net increase in net assets resulting from
1.90% Institutional       1,448      $ 13.59          19,678     operations                                  $   105,144
                                                                                                         ----------------
1.95% Institutional          50      $ 16.44             826
2.00% Institutional      20,498      $ 11.14         228,361
2.05% Institutional      44,255      $ 13.51         597,961
2.40% Institutional         921      $ 13.34          12,283

                      ----------              ---------------
                        219,037                  $ 2,971,253
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  693,638        $  202,674

Net increase in net assets resulting from operations                                           105,144           100,167

Capital shares transactions
   Net premiums                                                                                779,698           590,777
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,423)           (2,236)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (36,772)          (10,701)
   Interfund and net transfers to general account                                            1,430,968          (187,043)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              2,172,471           390,797
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 2,277,615           490,964
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  2,971,253        $  693,638
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 47,360                                Dividend income                             $    9,706
    shares at net asset value of $15.27                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $660,732)                     $  723,185
                                                                                                                   9,706
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           663
NET ASSETS                                        $  723,185        Mortality and expense risk                     9,340
                                              ---------------
                                                                    Contract maintenance charge                      250
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       5,549      $ 12.43      $   68,974          Net investment loss                           (547)
1.20% Institutional       2,407      $ 12.31          29,627
1.30% Institutional       1,193      $ 12.26          14,622    REALIZED AND UNREALIZED GAINS
1.35% Institutional         435      $ 10.86           4,719     (LOSSES) ON INVESTMENTS
1.40% Institutional      32,138      $ 11.92         382,934      Net realized gains on investments               17,579
1.45% Institutional       3,100      $ 12.19          37,789      Net unrealized appreciation on
1.55% Institutional       2,368      $ 12.14          28,755       investments                                    18,035
                                                                                                         ----------------
1.70% Institutional         204      $ 12.07           2,463
1.80% Institutional       6,734      $ 12.02          80,962    Net increase in net assets resulting from
2.00% Institutional          15      $ 10.63             164     operations                                   $   35,067
                                                                                                         ----------------
2.05% Institutional       5,938      $ 11.91          70,698
2.40% Institutional          98      $ 11.74           1,147
2.75% Institutional          29      $ 11.58             331

                      ----------              ---------------
                         60,209                   $  723,185
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  633,789        $  500,730

Net increase in net assets resulting from operations                                            35,067            43,786

Capital shares transactions
   Net premiums                                                                                125,216           202,544
   Transfers of policy loans                                                                     1,433              (941)
   Transfers of surrenders                                                                     (27,127)          (56,561)
   Transfers of death benefits                                                                  (1,555)          (19,312)
   Transfers of other terminations                                                             (29,786)          (26,059)
   Interfund and net transfers to general account                                              (13,852)          (10,398)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                 54,329            89,273
                                                                                        ---------------  ----------------

Total increase in net assets                                                                    89,396           133,059
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   723,185        $  633,789
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                 Year Ended December 31, 20045

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 109,588                               Dividend income                              $       -
    shares at net asset value of $20.44                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,048,135)                  $ 2,239,972
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         1,298
NET ASSETS                                       $ 2,239,972        Mortality and expense risk                    19,197
                                              ---------------
                                                                    Contract maintenance charge                      337
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      14,741      $ 11.37      $  167,620          Net investment loss                        (20,832)
1.20% Institutional      79,324      $ 11.26         893,206
1.30% Institutional       7,467      $ 11.22          83,746    REALIZED AND UNREALIZED GAINS
1.35% Institutional         410      $ 11.45           4,694     (LOSSES) ON INVESTMENTS
1.40% Institutional      60,536      $ 11.57         700,434      Net realized gains on investments               35,785
1.45% Institutional       8,777      $ 11.15          97,864      Net unrealized appreciation on
1.55% Institutional      16,695      $ 11.11         185,430       investments                                   118,666
                                                                                                         ----------------
1.65% Institutional         106      $ 13.17           1,390
1.80% Institutional       4,697      $ 11.00          51,665    Net increase in net assets resulting from
1.90% Institutional         898      $ 10.96           9,835     operations                                  $   133,619
                                                                                                         ----------------
2.00% Institutional       1,054      $ 10.97          11,559
2.05% Institutional       2,538      $ 10.89          27,642
2.15% Institutional          80      $ 10.85             873
2.40% Institutional         374      $ 10.74           4,014

                      ----------              ---------------
                        197,696                  $ 2,239,972
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   946,167        $  524,042

Net increase in net assets resulting from operations                                           133,619            47,576

Capital shares transactions
   Net premiums                                                                                588,835           335,407
   Transfers of policy loans                                                                     1,267            (2,072)
   Transfers of surrenders                                                                     (36,446)          (30,629)
   Transfers of death benefits                                                                  (1,859)          (13,722)
   Transfers of other terminations                                                             (40,572)          (19,164)
   Interfund and net transfers to general account                                              648,961           104,729
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              1,160,186           374,549
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,293,805           422,125
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 2,239,972       $   946,167
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 191                                   Dividend income                              $       2
    shares at net asset value of $12.06                           Capital gains distributions                         23
                                                                                                         ----------------
    per share (cost $1,514)                        $   2,307
                                                                                                                      25
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                             6
NET ASSETS                                         $   2,307        Mortality and expense risk                        27
                                              ---------------
                                                                    Contract maintenance charge                       12
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
1.40% Institutional         206      $ 11.19       $   2,307          Net investment loss                            (20)

                                                                REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                   13
                                                                  Net unrealized appreciation on
                                                                   investments                                       144
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $      137
                      ----------              ---------------                                            ----------------
                            206                    $   2,307
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $    2,169        $    1,944

Net increase in net assets resulting from operations                                               137               225

Capital shares transactions
   Net premiums                                                                                      1                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                    -                 -
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                      1                 -
                                                                                        ---------------  ----------------

Total increase in net assets                                                                       138               225
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $    2,307        $    2,169
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 324,114                               Dividend income                            $    72,971
    shares at net asset value of $11.87                           Capital gains distributions                     36,858
                                                                                                         ----------------
    per share (cost $3,864,382)                  $ 3,847,233
                                                                                                                 109,829
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           556
NET ASSETS                                       $ 3,847,233        Mortality and expense risk                    41,460
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      62,172      $ 11.45      $  712,016          Net investment income                       67,813
1.15% Institutional       1,986      $ 10.01          19,883
1.20% Institutional       9,053      $ 11.35         102,731    REALIZED AND UNREALIZED GAINS
1.30% Institutional      20,596      $ 11.31         232,859     (LOSSES) ON INVESTMENTS
1.35% Institutional       8,509      $ 10.20          86,774      Net realized losses on investments              (8,634)
1.40% Institutional      25,904      $ 10.36         268,465      Net unrealized depreciation on
1.45% Institutional      13,928      $ 11.24         156,609       investments                                   (30,877)
                                                                                                         ----------------
1.55% Institutional      28,222      $ 11.20         316,165
1.70% Institutional       3,741      $ 11.14          41,682    Net increase in net assets resulting from
1.75% Institutional       3,906      $ 10.15          39,657     operations                                   $   28,302
                                                                                                         ----------------
1.80% Institutional       6,886      $ 11.10          76,441
1.85% Institutional         208       $ 9.98           2,072
1.90% Institutional       1,283      $ 11.06          14,185
1.95% Institutional      54,866      $ 10.69         586,744
2.00% Institutional      21,974      $ 10.05         220,735
2.05% Institutional      65,024      $ 11.00         715,214
2.10% Institutional         620      $ 10.11           6,266
2.15% Institutional         240      $ 10.96           2,635
2.20% Institutional      14,903      $ 10.61         158,120
2.30% Institutional           7      $ 10.90              73
2.35% Institutional         192       $ 9.97           1,918
2.40% Institutional       7,159      $ 10.86          77,735
2.45% Institutional         819      $ 10.08           8,254

                      ----------              ---------------
                        352,198                  $ 3,847,233
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,543,797        $  325,639

Net increase in net assets resulting from operations                                            28,302            33,130

Capital shares transactions
   Net premiums                                                                              2,334,611         1,244,396
   Transfers of policy loans                                                                      (670)                -
   Transfers of surrenders                                                                     (16,600)          (13,279)
   Transfers of death benefits                                                                 (17,569)                -
   Transfers of other terminations                                                             (98,704)          (29,551)
   Interfund and net transfers to general account                                               74,066           (16,538)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              2,275,134         1,185,028
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 2,303,436         1,218,158
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 3,847,233      $  1,543,797
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 65,717                                Dividend income                              $       -
    shares at net asset value of $15.92                           Capital gains distributions                    128,605
                                                                                                         ----------------
    per share (cost $1,050,537)                  $ 1,046,207
                                                                                                                 128,605
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           374
NET ASSETS                                       $ 1,046,207        Mortality and expense risk                    15,722
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      17,073      $ 13.25      $  226,181          Net investment gain                        112,509
1.20% Institutional       3,347      $ 13.13          43,940
1.30% Institutional       2,178      $ 13.08          28,490    REALIZED AND UNREALIZED GAINS
1.35% Institutional           9      $ 10.57              95     (LOSSES) ON INVESTMENTS
1.40% Institutional       6,569      $ 12.67          83,230      Net realized gains on investments               27,870
1.45% Institutional       5,050      $ 13.01          65,680      Net unrealized depreciation on
1.55% Institutional      16,423      $ 12.96         212,827       investments                                  (107,104)
                                                                                                         ----------------
1.65% Institutional         105      $ 16.91           1,774
1.70% Institutional       1,069      $ 12.89          13,772    Net increase in net assets resulting from
1.80% Institutional       1,406      $ 12.84          18,053     operations                                   $   33,275
                                                                                                         ----------------
1.90% Institutional         475      $ 12.79           6,077
2.00% Institutional       1,713      $ 10.32          17,668
2.05% Institutional      24,042      $ 12.72         305,907
2.40% Institutional       1,221      $ 12.56          15,332
2.65% Institutional          25      $ 12.45             316
3.20% Institutional          23      $ 10.21             233
3.35% Institutional         547      $ 12.13           6,632

                      ----------              ---------------
                         81,275                  $ 1,046,207
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  782,569        $   70,024

Net increase in net assets resulting from operations                                            33,275           100,665

Capital shares transactions
   Net premiums                                                                                303,977           575,962
   Transfers of policy loans                                                                      (475)                -
   Transfers of surrenders                                                                        (820)           (4,587)
   Transfers of death benefits                                                                 (15,879)                -
   Transfers of other terminations                                                             (19,498)           (6,919)
   Interfund and net transfers to general account                                              (36,942)           47,424
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                230,363           611,880
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   263,638           712,545
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,046,207        $  782,569
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 44,210                                Dividend income                             $    1,007
    shares at net asset value of $8.56                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $336,830)                     $  378,434
                                                                                                                   1,007
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            99
NET ASSETS                                        $  378,434        Mortality and expense risk                     3,571
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      18,098      $ 11.23      $  203,219          Net investment loss                         (2,663)
1.20% Institutional      10,275      $ 11.13         114,317
1.30% Institutional       1,536      $ 11.09          17,029    REALIZED AND UNREALIZED GAINS
1.35% Institutional          76      $ 10.64             811     (LOSSES) ON INVESTMENTS
1.45% Institutional         846      $ 11.02           9,322      Net realized gains on investments               14,537
1.55% Institutional         943      $ 10.98          10,359      Net unrealized depreciation on
1.80% Institutional         120      $ 10.88           1,308       investments                                    (4,204)
                                                                                                         ----------------
2.00% Institutional          10      $ 10.29              98
2.05% Institutional       2,037      $ 10.78          21,971    Net increase in net assets resulting from
                                                                 operations                                   $    7,670
                      ----------              ---------------                                            ----------------
                         33,941                   $  378,434
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  320,069       $   180,338

Net increase in net assets resulting from operations                                             7,670            30,876

Capital shares transactions
   Net premiums                                                                                 22,344           118,000
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (4,507)           (2,931)
   Interfund and net transfers to general account                                               32,858            (6,214)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                 50,695           108,855
                                                                                        ---------------  ----------------

Total increase in net assets                                                                    58,365           139,731
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  378,434        $  320,069
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 22,722                                Dividend income                              $       -
    shares at net asset value of $14.55                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $311,032)                     $  330,607
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            97
NET ASSETS                                        $  330,607        Mortality and expense risk                     3,118
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       4,794      $ 11.90      $   57,035          Net investment loss                         (3,215)
1.20% Institutional          29      $ 11.79             341
1.40% Institutional         132      $ 10.64           1,405    REALIZED AND UNREALIZED GAINS
1.45% Institutional       2,197      $ 11.68          25,663     (LOSSES) ON INVESTMENTS
1.55% Institutional         608      $ 11.64           7,071      Net realized losses on investments              (1,045)
1.80% Institutional         350      $ 11.53           4,039      Net unrealized depreciation on
2.00% Institutional          10      $ 10.57             102       investments                                    (4,153)
                                                                                                         ----------------
2.05% Institutional      20,560      $ 11.43         234,951
                                                                Net decrease in net assets resulting from
                                                                 operations                                  $    (8,413)
                      ----------              ---------------                                            ----------------
                         28,678                   $  330,607
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   214,797       $    61,229

Net (decrease) increase in net assets resulting from operations                                 (8,413)           20,161

Capital shares transactions
   Net premiums                                                                                 31,710            34,551
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (4,458)               (5)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,607)             (649)
   Interfund and net transfers to general account                                               98,578            99,510
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                124,223           133,407
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   115,810           153,568
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  330,607       $   214,797
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 302,179                               Dividend income                            $    10,801
    shares at net asset value of $1.00                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $302,179)                     $  302,179
                                                                                                                  10,801
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                             7
NET ASSETS                                        $  302,179        Mortality and expense risk                    10,221
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional         634       $ 9.91       $   6,276          Net investment gain                            573
1.45% Institutional       9,207       $ 9.73          89,544
1.55% Institutional         466       $ 9.69           4,519    REALIZED AND UNREALIZED GAINS
2.05% Institutional      21,216       $ 9.51         201,840     (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                    -
                                                                  Net unrealized appreciation on
                                                                   investments                                         -
                                                                                                         ----------------

                                                                Net decrease in net assets resulting from
                                                                 operations                                    $     573
                      ----------              ---------------                                            ----------------
                         31,523                   $  302,179
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  253,699       $ 9,803,585

Net increase (decrease) in net assets resulting from operations                                    573            (3,822)

Capital shares transactions
   Net premiums                                                                                810,900           308,639
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (143)       (9,706,414)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (8,163)          (10,312)
   Interfund and net transfers to general account                                             (754,687)         (137,977)
                                                                                        ---------------  ----------------

     Net increase (decrease) in net assets from capital share transactions                      47,907        (9,546,064)
                                                                                        ---------------  ----------------

Total increase (decrease) in net assets                                                         48,480        (9,549,886)
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   302,179        $  253,699
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Ursa Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 121,481                               Dividend income                              $       -
    shares at net asset value of $5.15                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $644,134)                     $  625,625
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           139
NET ASSETS                                        $  625,625        Mortality and expense risk                     4,803
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       2,444       $ 7.64      $   18,675          Net investment loss                         (4,942)
1.20% Institutional      62,330       $ 7.57         471,842
1.30% Institutional       5,098       $ 7.54          38,453    REALIZED AND UNREALIZED GAINS
1.40% Institutional         225       $ 8.91           2,004     (LOSSES) ON INVESTMENTS
1.45% Institutional       3,968       $ 7.50          29,761      Net realized losses on investments              (3,994)
1.55% Institutional       7,227       $ 7.47          54,011      Net unrealized depreciation on
1.65% Institutional         109       $ 6.57             717       investments                                    (4,452)
                                                                                                         ----------------
1.90% Institutional       1,377       $ 7.38          10,162
                                                                Net decrease in net assets resulting from
                                                                 operations                                  $   (13,388)
                      ----------              ---------------                                            ----------------
                         82,780                   $  625,625
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   168,312       $    42,136

Net decrease in net assets resulting from operations                                           (13,388)          (16,136)

Capital shares transactions
   Net premiums                                                                                261,838           245,558
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (928)             (380)
   Transfers of death benefits                                                                 (15,687)                -
   Transfers of other terminations                                                              (9,417)           (2,451)
   Interfund and net transfers to general account                                              234,895          (100,415)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                470,701           142,312
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   457,313           126,176
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  625,625       $   168,312
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Arktos Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 43,256                                Dividend income                              $       -
    shares at net asset value of $21.51                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $986,543)                     $  930,436
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           377
NET ASSETS                                        $  930,436        Mortality and expense risk                     9,404
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       7,332       $ 6.04      $   44,253          Net investment loss                         (9,781)
1.20% Institutional     124,003       $ 5.98         741,544
1.30% Institutional       6,672       $ 5.96          39,755    REALIZED AND UNREALIZED GAINS
1.45% Institutional       5,574       $ 5.93          33,030     (LOSSES) ON INVESTMENTS
1.55% Institutional      10,122       $ 5.90          59,757      Net realized losses on investments             (13,460)
1.65% Institutional         135       $ 5.37             726      Net unrealized appreciation on
1.80% Institutional         197       $ 5.85           1,155       investments                                     1,329
                                                                                                         ----------------
1.90% Institutional       1,753       $ 5.83          10,216
                                                                Net decrease in net assets resulting from
                                                                 operations                                  $   (21,912)
                      ----------              ---------------                                            ----------------
                        155,790                   $  930,436
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  498,864        $   32,595

Net decrease in net assets resulting from operations                                           (21,912)          (86,677)

Capital shares transactions
   Net premiums                                                                                350,702           409,617
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (997)           (3,269)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (15,044)          (11,874)
   Interfund and net transfers to general account                                              118,823           158,472
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                453,484           552,946
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   431,572           466,269
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  930,436        $  498,864
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 23,712                                Dividend income                              $       -
    shares at net asset value of $20.80                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $508,784)                     $  493,205
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           190
NET ASSETS                                        $  493,205        Mortality and expense risk                     6,106
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       1,918       $ 8.42      $   16,156          Net investment loss                         (6,296)
1.20% Institutional      40,004       $ 8.39         335,620
1.30% Institutional       4,256       $ 8.38          35,643    REALIZED AND UNREALIZED GAINS
1.40% Institutional         281       $ 8.36           2,352     (LOSSES) ON INVESTMENTS
1.45% Institutional         962       $ 8.35           8,034      Net realized losses on investments             (30,023)
1.55% Institutional       1,169       $ 8.34           9,749      Net unrealized appreciation on
2.00% Institutional           9       $ 9.48              89       investments                                     4,152
                                                                                                         ----------------
2.05% Institutional       9,952       $ 8.27          82,323
3.35% Institutional         400       $ 8.10           3,239    Net decrease in net assets resulting from
                                                                 operations                                  $   (32,167)
                      ----------              ---------------                                            ----------------
                         58,950                   $  493,205
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $  358,892         $       -

Net decrease in net assets resulting from operations                                           (32,167)          (25,319)

Capital shares transactions
   Net premiums                                                                                118,499           120,372
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -              (310)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (7,126)           (2,597)
   Interfund and net transfers to general account                                               55,107           266,746
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                166,480           384,211
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   134,313           358,892
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  493,205        $  358,892
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 11,092                                Dividend income                              $       -
    shares at net asset value of $12.69                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $130,866)                     $  140,761
                                                                                                                       -
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            14
NET ASSETS                                        $  140,761        Mortality and expense risk                       948
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional          35      $ 12.77       $     452          Net investment loss                           (962)
1.20% Institutional       8,188      $ 12.72         104,143
1.30% Institutional       1,025      $ 12.70          13,017    REALIZED AND UNREALIZED GAINS
1.40% Institutional         461      $ 12.68           5,839     (LOSSES) ON INVESTMENTS
1.45% Institutional         647      $ 12.67           8,201      Net realized gains on investments                5,132
1.55% Institutional         665      $ 12.65           8,412      Net unrealized appreciation on
1.65% Institutional          55      $ 12.63             697       investments                                     6,969
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                  $    11,139
                      ----------              ---------------                                            ----------------
                         11,076                   $  140,761
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                             $   29,334         $       -

Net increase in net assets resulting from operations                                            11,139             3,040

Capital shares transactions
   Net premiums                                                                                 57,235             7,635
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,988)             (221)
   Interfund and net transfers to general account                                               46,041            18,880
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                100,288            26,294
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   111,427            29,334
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $   140,761        $   29,334
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex VT US Government Bond Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 3,310                               INVESTMENT INCOME
    shares at net asset value of $12.38                           Dividend income                              $     558
    per share (cost $41,839)                      $   40,972      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                         558
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   40,972        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                       242
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       1,786      $ 10.65      $   19,023
1.20% Institutional         333      $ 10.63           3,539          Net investment income                          316
1.35% Institutional         693      $ 10.61           7,350
1.80% Institutional          88      $ 10.56             926    REALIZED AND UNREALIZED GAINS
1.90% Institutional         954      $ 10.55          10,072     (LOSSES) ON INVESTMENTS
2.05% Institutional           6      $ 10.54              62      Net realized losses on investments                (500)
                                                                  Net unrealized depreciation on
                                                                   investments                                      (867)
                                                                                                         ----------------

                                                                Net decrease in net assets resulting from
                                                                 operations                                  $    (1,051)
                      ----------              ---------------                                            ----------------
                          3,860                   $   40,972
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net decrease in net assets resulting from operations                                                              (1,051)

Capital shares transactions
   Net premiums                                                                                                   40,512
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                          (634)
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                  2,145
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   42,023
                                                                                                         ----------------

Total increase in net assets                                                                                      40,972
                                                                                                         ----------------

Net assets at end of year                                                                                     $   40,972
                                                                                                         ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 232,287                               Dividend income                             $    6,446
    shares at net asset value of $27.74                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $5,022,909)                  $ 6,443,636
                                                                                                                   6,446
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,341
NET ASSETS                                       $ 6,443,636        Mortality and expense risk                    45,696
                                              ---------------
                                                                    Contract maintenance charge                      568
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      18,938      $ 24.95      $  472,560          Net investment loss                        (42,159)
1.20% Institutional      82,260      $ 24.71       2,032,685
1.30% Institutional       5,410      $ 24.61         133,152    REALIZED AND UNREALIZED GAINS
1.35% Institutional         436      $ 14.58           6,361     (LOSSES) ON INVESTMENTS
1.40% Institutional      88,521      $ 22.25       1,969,655      Net realized gains on investments              262,022
1.45% Institutional       5,604      $ 24.47         137,127      Net unrealized appreciation on
1.55% Institutional      21,892      $ 24.37         533,610       investments                                 1,190,515
                                                                                                         ----------------
1.65% Institutional          76      $ 27.72           2,101
1.70% Institutional       1,240      $ 24.23          30,038    Net increase in net assets resulting from
1.80% Institutional         210      $ 24.14           5,071     operations                                 $  1,410,378
                                                                                                         ----------------
1.90% Institutional         824      $ 24.04          19,807
1.95% Institutional          32      $ 27.46             889
2.00% Institutional      14,866      $ 13.55         201,383
2.05% Institutional      37,160      $ 23.90         888,237
2.40% Institutional         465      $ 23.58          10,960

                      ----------              ---------------
                        277,932                  $ 6,443,636
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,586,192        $  367,790

Net increase in net assets resulting from operations                                         1,410,378           222,470

Capital shares transactions
   Net premiums                                                                              1,746,760           953,515
   Transfers of policy loans                                                                      (367)                -
   Transfers of surrenders                                                                    (100,637)           (6,189)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (57,903)          (16,021)
   Interfund and net transfers to general account                                            1,859,213            64,627
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              3,447,066           995,932
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 4,857,444         1,218,402
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 6,443,636      $  1,586,192
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 92,990                                Dividend income                             $    5,048
    shares at net asset value of $19.91                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $1,463,983)                  $ 1,851,439
                                                                                                                   5,048
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           466
NET ASSETS                                       $ 1,851,439        Mortality and expense risk                    12,489
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       9,393      $ 20.97      $  196,980          Net investment loss                         (7,907)
1.20% Institutional      40,169      $ 20.78         834,673
1.30% Institutional       5,949      $ 20.70         123,160    REALIZED AND UNREALIZED GAINS
1.40% Institutional         201      $ 15.75           3,160     (LOSSES) ON INVESTMENTS
1.45% Institutional       4,714      $ 20.59          97,063      Net realized gains on investments               36,980
1.55% Institutional      19,510      $ 20.51         400,221      Net unrealized appreciation on
1.65% Institutional          29      $ 24.92             719       investments                                   270,372
                                                                                                         ----------------
1.70% Institutional       1,543      $ 20.40          31,476
1.80% Institutional       1,830      $ 20.33          37,191    Net increase in net assets resulting from
1.90% Institutional         499      $ 20.25          10,113     operations                                   $  299,445
                                                                                                         ----------------
2.00% Institutional         293      $ 11.95           3,506
2.05% Institutional       5,556      $ 20.14         111,909
2.40% Institutional          64      $ 19.88           1,268

                      ----------              ---------------
                         89,750                  $ 1,851,439
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   556,621       $    85,231

Net increase in net assets resulting from operations                                           299,445           100,164

Capital shares transactions
   Net premiums                                                                                557,680           375,812
   Transfers of policy loans                                                                      (120)                -
   Transfers of surrenders                                                                      (8,132)           (5,626)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (16,728)           (5,047)
   Interfund and net transfers to general account                                              462,673             6,087
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                995,373           371,226
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,294,818           471,390
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,851,439       $   556,621
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 22,383                                Dividend income                            $    14,512
    shares at net asset value of $12.03                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $271,035)                     $  269,269
                                                                                                                  14,512
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                            82
NET ASSETS                                        $  269,269        Mortality and expense risk                     3,308
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       3,223      $ 12.84      $   41,388          Net investment income                       11,122
1.20% Institutional       5,532      $ 12.74          70,489
1.30% Institutional         894      $ 12.70          11,359    REALIZED AND UNREALIZED GAINS
1.35% Institutional       1,110       $ 9.67          10,732     (LOSSES) ON INVESTMENTS
1.40% Institutional         431      $ 10.31           4,444      Net realized gains on investments                  221
1.45% Institutional       1,240      $ 12.64          15,669      Net unrealized depreciation on
1.55% Institutional       5,487      $ 12.60          69,141       investments                                   (21,158)
                                                                                                         ----------------
1.70% Institutional       2,977      $ 12.54          37,332
1.80% Institutional         192      $ 12.50           2,405    Net decrease in net assets resulting from
2.05% Institutional         509      $ 12.40           6,310     operations                                  $    (9,815)
                                                                                                         ----------------

                      ----------              ---------------
                         21,595                   $  269,269
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   215,311        $   48,670

Net (decrease) increase in net assets resulting from operations                                 (9,815)           19,477

Capital shares transactions
   Net premiums                                                                                138,706            76,810
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (319)           (1,200)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (5,414)           (3,275)
   Interfund and net transfers to general account                                              (69,200)           74,829
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                 63,773           147,164
                                                                                        ---------------  ----------------

Total increase in net assets                                                                    53,958           166,641
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  269,269       $   215,311
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 87,683                                Dividend income                            $    31,423
    shares at net asset value of $20.78                           Capital gains distributions                     14,884
                                                                                                         ----------------
    per share (cost $1,508,576)                  $ 1,822,059
                                                                                                                  46,307
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           643
NET ASSETS                                       $ 1,822,059        Mortality and expense risk                    23,817
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      13,193      $ 22.11      $  291,647          Net investment gain                         21,847
1.20% Institutional      37,278      $ 21.93         817,571
1.30% Institutional       1,758      $ 21.86          38,429    REALIZED AND UNREALIZED GAINS
1.35% Institutional         523      $ 12.60           6,591     (LOSSES) ON INVESTMENTS
1.40% Institutional         675      $ 15.10          10,187      Net realized gains on investments              220,020
1.45% Institutional       1,852      $ 21.76          40,291      Net unrealized appreciation on
1.55% Institutional      13,455      $ 21.69         291,833       investments                                   114,129
                                                                                                         ----------------
1.70% Institutional          99      $ 21.59           2,134
1.80% Institutional         282      $ 21.52           6,079    Net increase in net assets resulting from
1.90% Institutional         931      $ 21.45          19,961     operations                                   $  355,996
                                                                                                         ----------------
1.95% Institutional          41      $ 21.42             872
2.00% Institutional       6,773      $ 12.01          81,373
2.05% Institutional       9,950      $ 21.35         212,437
2.15% Institutional         125      $ 21.28           2,654

                      ----------              ---------------
                         86,933                  $ 1,822,059
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,317,507      $    161,110

Net increase in net assets resulting from operations                                           355,996           210,995

Capital shares transactions
   Net premiums                                                                                846,320           483,672
   Transfers of policy loans                                                                      (124)                -
   Transfers of surrenders                                                                     (22,012)           (2,427)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (45,996)          (11,105)
   Interfund and net transfers to general account                                             (629,632)          475,262
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                148,556           945,402
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   504,552         1,156,397
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  1,822,059      $  1,317,507
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 16,385                                Dividend income                             $    1,623
    shares at net asset value of $17.57                           Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $252,383)                     $  287,883
                                                                                                                   1,623
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           131
NET ASSETS                                        $  287,883        Mortality and expense risk                     3,245
                                              ---------------
                                                                    Contract maintenance charge                        -
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       5,268      $ 14.85      $   78,232          Net investment loss                         (1,753)
1.20% Institutional       2,152      $ 14.75          31,742
1.30% Institutional         981      $ 14.71          14,421    REALIZED AND UNREALIZED GAINS
1.35% Institutional          73      $ 11.51             843     (LOSSES) ON INVESTMENTS
1.40% Institutional         236      $ 12.06           2,848      Net realized gains on investments               10,405
1.45% Institutional          85      $ 14.65           1,243      Net unrealized appreciation on
1.55% Institutional       7,858      $ 14.60         114,767       investments                                    18,649
                                                                                                         ----------------
1.70% Institutional       1,898      $ 14.54          27,608
1.80% Institutional         176      $ 14.50           2,559    Net increase in net assets resulting from
2.00% Institutional         161      $ 11.02           1,769     operations                                  $    27,301
                                                                                                         ----------------
2.05% Institutional         823      $ 14.40          11,851

                      ----------              ---------------
                         19,712                   $  287,883
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   169,492        $   27,500

Net increase in net assets resulting from operations                                            27,301            14,732

Capital shares transactions
   Net premiums                                                                                108,894           160,493
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,166)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (4,474)             (780)
   Interfund and net transfers to general account                                              (11,164)          (32,453)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                 91,090           127,260
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   118,391           141,992
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  287,883       $   169,492
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2005                                                   Year Ended December 31, 2005

ASSETS                                                           INVESTMENT INCOME
   Investment in Portfolio, 1,449,795                              Dividend income                             $  367,607
    shares at net asset value of $10.24                            Capital gains distributions                    231,849
                                                                                                           ---------------
    per share (cost $15,207,742)                 $ 14,845,904
                                                                                                                  599,456
LIABILITIES                                                 -      Expenses
                                               ---------------
                                                                     Administrative expense                         3,802
NET ASSETS                                       $ 14,845,904        Mortality and expense risk                   157,707
                                               ---------------
                                                                     Contract maintenance charge                      811
                                                                                                           ---------------
                         Units     Unit Value    Net Assets
0.95% Institutional       238,547     $ 10.68      $2,548,346          Net investment income                      437,136
1.15% Institutional         3,214      $ 9.97          32,039
1.20% Institutional        53,086     $ 10.61         563,332    REALIZED AND UNREALIZED GAINS
1.30% Institutional        70,549     $ 10.58         746,650     (LOSSES) ON INVESTMENTS
1.35% Institutional        19,128     $ 10.15         194,154      Net realized gains on investments               14,858
1.40% Institutional       229,364     $ 10.37       2,378,942      Net unrealized depreciation on
1.45% Institutional        55,658     $ 10.54         586,703       investments                                  (381,817)
                                                                                                           ---------------
1.55% Institutional       132,767     $ 10.51       1,395,786
1.65% Institutional           967     $ 10.49          10,143    Net increase in net assets resulting from
1.70% Institutional         6,325     $ 10.47          66,229     operations                                  $    70,177
                                                                                                           ---------------
1.75% Institutional        10,986     $ 10.11         111,021
1.80% Institutional        27,912     $ 10.44         291,486
1.85% Institutional           834      $ 9.94           8,289
1.90% Institutional         3,454     $ 10.42          35,976
1.95% Institutional       103,339     $ 10.40       1,074,871
2.00% Institutional       114,026     $ 10.08       1,149,418
2.05% Institutional       250,921     $ 10.37       2,602,982
2.10% Institutional         5,871     $ 10.07          59,108
2.15% Institutional         1,395     $ 10.35          14,434
2.20% Institutional        23,923     $ 10.33         247,182
2.30% Institutional         1,097     $ 10.30          11,303
2.35% Institutional           312      $ 9.93           3,102
2.40% Institutional        34,814     $ 10.28         357,884
2.45% Institutional         3,799     $ 10.03          38,100
2.75% Institutional        24,916     $ 10.18         253,691
2.80% Institutional         6,228      $ 9.99          62,223
3.20% Institutional            22      $ 9.98             222
3.60% Institutional           230      $ 9.95           2,288

                      ------------             ---------------
                        1,423,684                $ 14,845,904
                      ------------             ---------------
Note:  Variances in the above calculations are due to rounding.
--------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
Years Ended December 31, 2005 and 2004

                                                                                              2005              2004

Net assets at beginning of year                                                              $ 5,595,938     $  1,179,472

Net increase in net assets resulting from operations                                              70,177          125,507

Capital shares transactions
   Net premiums                                                                                8,934,832        4,055,886
   Transfers of policy loans                                                                     (10,736)               -
   Transfers of surrenders                                                                      (164,268)         (77,600)
   Transfers of death benefits                                                                   (65,026)               -
   Transfers of other terminations                                                              (305,981)         (69,395)
   Interfund and net transfers to general account                                                790,968          382,069
                                                                                         ----------------  ---------------

     Net increase in net assets from capital share transactions                                9,179,789        4,290,960
                                                                                         ----------------  ---------------

Total increase in net assets                                                                   9,249,966        4,416,467
                                                                                         ----------------  ---------------

Net assets at end of year                                                                   $ 14,845,904      $ 5,595,939
                                                                                         ----------------  ---------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 73,724                                Dividend income                            $    18,707
    shares at net asset value of $10.09                           Capital gains distributions                      1,981
                                                                                                         ----------------
    per share (cost $756,524)                     $  743,875
                                                                                                                  20,688
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                           399
NET ASSETS                                        $  743,875        Mortality and expense risk                     9,662
                                              ---------------
                                                                    Contract maintenance charge                      104
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional       3,708      $ 10.09      $   37,420          Net investment income                       10,523
1.20% Institutional      16,840      $ 10.02         168,811
1.30% Institutional       2,361      $ 10.00          23,601    REALIZED AND UNREALIZED GAINS
1.35% Institutional       1,014       $ 9.97          10,119     (LOSSES) ON INVESTMENTS
1.40% Institutional      19,965       $ 9.97         199,026      Net realized losses on investments              (1,308)
1.45% Institutional       8,557       $ 9.96          85,214      Net unrealized depreciation on
1.55% Institutional       6,425       $ 9.93          63,809       investments                                   (12,631)
                                                                                                         ----------------
2.05% Institutional      15,671       $ 9.80         153,577
3.60% Institutional         244       $ 9.40           2,298    Net decrease in net assets resulting from
                                                                 operations                                  $    (3,416)
                      ----------              ---------------                                            ----------------
                         74,785                   $  743,875
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                            $   569,019       $   123,317

Net (decrease) increase in net assets resulting from operations                                 (3,416)              173

Capital shares transactions
   Net premiums                                                                                214,801           317,826
   Transfers of policy loans                                                                    (2,055)               (2)
   Transfers of surrenders                                                                     (10,631)          (13,489)
   Transfers of death benefits                                                                       -           (14,275)
   Transfers of other terminations                                                             (39,077)          (28,195)
   Interfund and net transfers to general account                                               15,234           183,663
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                                178,272           445,528
                                                                                        ---------------  ----------------

Total increase in net assets                                                                   174,856           445,701
                                                                                        ---------------  ----------------

Net assets at end of year                                                                   $  743,875       $   569,018
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 343,290                               Dividend income                            $   183,914
    shares at net asset value of $8.19                            Capital gains distributions                          -
                                                                                                         ----------------
    per share (cost $2,814,347)                  $ 2,811,545
                                                                                                                 183,914
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         2,092
NET ASSETS                                       $ 2,811,545        Mortality and expense risk                    34,806
                                              ---------------
                                                                    Contract maintenance charge                      350
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      93,881      $ 12.20     $ 1,145,232          Net investment income                      146,666
1.20% Institutional       4,987      $ 12.12          60,433
1.30% Institutional       2,872      $ 12.09          34,709    REALIZED AND UNREALIZED GAINS
1.35% Institutional         611      $ 10.36           6,328     (LOSSES) ON INVESTMENTS
1.40% Institutional      81,392      $ 11.69         951,633      Net realized gains on investments               23,605
1.45% Institutional       2,979      $ 12.04          35,860      Net unrealized depreciation on
1.55% Institutional      21,305      $ 12.01         255,771       investments                                   (95,229)
                                                                                                         ----------------
1.70% Institutional       4,462      $ 11.96          53,351
1.80% Institutional         861      $ 11.93          10,263    Net increase in net assets resulting from
2.00% Institutional       3,171      $ 10.10          32,031     operations                                   $   75,042
                                                                                                         ----------------
2.05% Institutional      15,727      $ 11.85         186,299
2.15% Institutional         879      $ 11.81          10,383
3.35% Institutional       2,557      $ 11.44          29,252

                      ----------              ---------------
                        235,683                  $ 2,811,545
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  3,124,702      $  2,328,621

Net increase in net assets resulting from operations                                            75,042           105,999

Capital shares transactions
   Net premiums                                                                                737,229           591,235
   Transfers of policy loans                                                                        19              (198)
   Transfers of surrenders                                                                     (70,022)          (24,543)
   Transfers of death benefits                                                                    (865)                -
   Transfers of other terminations                                                            (137,456)          (57,210)
   Interfund and net transfers to general account                                             (917,104)          180,797
                                                                                        ---------------  ----------------

     Net (decrease) increase in net assets from capital share transactions                    (388,199)          690,081
                                                                                        ---------------  ----------------

Total (decrease) increase in net assets                                                       (313,157)          796,080
                                                                                        ---------------  ----------------

Net assets at end of year                                                                 $  2,811,545      $  3,124,701
                                                                                        ---------------  ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                  Year Ended December 31, 2005

ASSETS                                                          INVESTMENT INCOME
   Investment in Portfolio, 189,841                               Dividend income                             $   52,266
    shares at net asset value of $12.69                           Capital gains distributions                     25,767
                                                                                                         ----------------
    per share (cost $2,442,491)                  $ 2,409,086
                                                                                                                  78,033
LIABILITIES                                                -      Expenses
                                              ---------------
                                                                    Administrative expense                         1,494
NET ASSETS                                       $ 2,409,086        Mortality and expense risk                    24,652
                                              ---------------
                                                                    Contract maintenance charge                      528
                                                                                                         ----------------
                        Units     Unit Value    Net Assets
0.95% Institutional      22,244      $ 11.47      $  255,048          Net investment income                       51,359
1.20% Institutional      24,883      $ 11.39         283,407
1.30% Institutional       5,994      $ 11.36          68,084    REALIZED AND UNREALIZED GAINS
1.35% Institutional         676      $ 10.18           6,886     (LOSSES) ON INVESTMENTS
1.40% Institutional      90,086      $ 11.32       1,020,028      Net realized gains on investments               10,968
1.45% Institutional       9,958      $ 11.31         112,658      Net unrealized depreciation on
1.55% Institutional      29,316      $ 11.28         330,792       investments                                   (53,068)
                                                                                                         ----------------
1.70% Institutional       4,960      $ 11.24          55,748
1.80% Institutional       2,517      $ 11.21          28,214    Net increase in net assets resulting from
2.00% Institutional      10,862      $ 10.07         109,409     operations                                   $    9,259
                                                                                                         ----------------
2.05% Institutional       9,053      $ 11.13         100,796
2.15% Institutional         998      $ 11.10          11,085
3.35% Institutional       2,504      $ 10.75          26,931

                      ----------              ---------------
                        214,052                  $ 2,409,086
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets
   Years Ended December 31, 2005 and 2004

                                                                                             2005             2004

Net assets at beginning of year                                                           $  1,362,695        $  375,938

Net increase in net assets resulting from operations                                             9,259            68,545

Capital shares transactions
   Net premiums                                                                              1,071,731         1,069,051
   Transfers of policy loans                                                                        41              (193)
   Transfers of surrenders                                                                     (65,376)           (6,993)
   Transfers of death benefits                                                                       -            (1,342)
   Transfers of other terminations                                                             (28,560)          (33,054)
   Interfund and net transfers to general account                                               59,296          (109,257)
                                                                                        ---------------  ----------------

     Net increase in net assets from capital share transactions                              1,037,132           918,212
                                                                                        ---------------  ----------------

Total increase in net assets                                                                 1,046,391           986,757
                                                                                        ---------------  ----------------

Net assets at end of year                                                                  $ 2,409,086      $  1,362,695
                                                                                        ---------------  ----------------
   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Goldman Sachs VIT Core Small Cap Equity Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 95,518                              INVESTMENT INCOME
    shares at net asset value of $13.93                           Dividend income                             $    3,004
    per share (cost $1,386,370)                  $ 1,330,567      Capital gains distributions                    111,232
                                                                                                         ----------------

LIABILITIES                                                -                                                     114,236
                                              ---------------
                                                                  Expenses
NET ASSETS                                       $ 1,330,567        Administrative expense                             8
                                              ---------------
                                                                    Mortality and expense risk                    10,298
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional      22,750      $ 10.69      $  243,099
1.15% Institutional         479      $ 10.11           4,844          Net investment income                      103,930
1.20% Institutional       2,825      $ 10.66          30,111
1.30% Institutional       6,956      $ 10.65          74,076    REALIZED AND UNREALIZED GAINS
1.35% Institutional       2,764      $ 10.64          29,415     (LOSSES) ON INVESTMENTS
1.40% Institutional       1,427      $ 10.64          15,185      Net realized gains on investments                3,824
1.45% Institutional       5,429      $ 10.63          57,726      Net unrealized depreciation on
1.55% Institutional      12,192      $ 10.62         129,509       investments                                   (55,804)
                                                                                                         ----------------
1.70% Institutional         395      $ 10.61           4,188
1.75% Institutional       1,681      $ 10.60          17,823    Net increase in net assets resulting from
1.80% Institutional       1,876      $ 10.60          19,880     operations                                  $    51,950
                                                                                                         ----------------
1.85% Institutional         121      $ 10.09           1,217
1.90% Institutional          29      $ 10.59             302
1.95% Institutional      14,853      $ 10.58         157,151
2.00% Institutional      18,684      $ 10.50         196,265
2.05% Institutional      14,886      $ 10.57         157,344
2.10% Institutional       1,130      $ 10.56          11,941
2.15% Institutional         161      $ 10.56           1,702
2.20% Institutional       3,533      $ 10.55          37,290
2.30% Institutional         248      $ 10.54           2,610
2.35% Institutional          40      $ 10.07             398
2.40% Institutional       5,730      $ 10.53          60,363
2.45% Institutional         578      $ 10.53           6,084
2.75% Institutional       5,465      $ 10.50          57,371
2.80% Institutional       1,376      $ 10.49          14,440
3.20% Institutional          22      $ 10.40             233

                      ----------              ---------------
                        125,629                  $ 1,330,567
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                              51,950

Capital shares transactions
   Net premiums                                                                                                1,230,700
   Transfers of policy loans                                                                                         (88)
   Transfers of surrenders                                                                                        (4,761)
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                               (13,663)
   Interfund and net transfers to general account                                                                 66,429
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                1,278,617
                                                                                                         ----------------

Total increase in net assets                                                                                   1,330,567
                                                                                                         ----------------

Net assets at end of year                                                                                   $  1,330,567
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Goldman Sachs VIT Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                                Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 18,069                              INVESTMENT INCOME
    shares at net asset value of $11.97                           Dividend income                             $    1,927
    per share (cost $216,770)                     $  216,287      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                       1,927
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $  216,287        Administrative expense                             5
                                              ---------------
                                                                    Mortality and expense risk                       492
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional      13,726      $ 10.39      $  142,663
1.20% Institutional         612      $ 10.37           6,350          Net investment income                        1,430
1.30% Institutional       6,023      $ 10.36          62,382
2.00% Institutional         486      $ 10.07           4,892    REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                  910
                                                                  Net unrealized depreciation on
                                                                   investments                                      (483)
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    1,857
                                                                                                         ----------------
                      ----------              ---------------
                         20,848                   $  216,287
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
  Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               1,857

Capital shares transactions
   Net premiums                                                                                                  122,268
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                 92,162
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                  214,430
                                                                                                         ----------------

Total increase in net assets                                                                                     216,287
                                                                                                         ----------------

Net assets at end of year                                                                                    $   216,287
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Goldman Sachs VIT Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 13,064                              INVESTMENT INCOME
    shares at net asset value of $15.53                           Dividend income                              $     725
    per share (cost $211,391)                     $  202,882      Capital gains distributions                     12,161
                                                                                                         ----------------

LIABILITIES                                                -                                                      12,886
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $  202,882        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                       579
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       8,401      $ 11.34      $   95,273
1.20% Institutional         894      $ 11.31          10,117          Net investment income                       12,307
1.30% Institutional       1,856      $ 11.30          20,974
1.35% Institutional          95      $ 11.30           1,071    REALIZED AND UNREALIZED GAINS
1.45% Institutional          56      $ 11.28             634     (LOSSES) ON INVESTMENTS
1.55% Institutional       3,496      $ 11.27          39,411      Net realized gains on investments                  375
1.80% Institutional          80      $ 11.25             904      Net unrealized depreciation on
2.00% Institutional       3,186      $ 10.83          34,498       investments                                    (8,510)
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    4,172
                                                                                                         ----------------
                      ----------              ---------------
                         18,065                   $  202,882
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               4,172

Capital shares transactions
   Net premiums                                                                                                  157,864
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                            10
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                (1,051)
   Interfund and net transfers to general account                                                                 41,887
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                  198,710
                                                                                                         ----------------

Total increase in net assets                                                                                     202,882
                                                                                                         ----------------

Net assets at end of year                                                                                     $  202,882
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Neuberger Berman AMT Fasciano Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 12,971                              INVESTMENT INCOME
    shares at net asset value of $14.16                           Dividend income                              $     337
    per share (cost $180,822)                     $  183,788      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                         337
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $  183,788        Administrative expense                             2
                                              ---------------
                                                                    Mortality and expense risk                       681
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       1,544      $ 10.31      $   15,909
1.20% Institutional       6,318      $ 10.28          64,950          Net investment loss                           (346)
1.30% Institutional         643      $ 10.27           6,602
1.55% Institutional       6,411      $ 10.24          65,681    REALIZED AND UNREALIZED GAINS
1.70% Institutional       2,053      $ 10.23          21,003     (LOSSES) ON INVESTMENTS
1.90% Institutional         945      $ 10.21           9,643      Net realized gains on investments                  304
                                                                  Net unrealized appreciation on
                                                                   investments                                     2,965
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    2,923
                                                                                                         ----------------
                      ----------              ---------------
                         17,914                   $  183,788
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               2,923

Capital shares transactions
   Net premiums                                                                                                  173,515
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                  7,350
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                  180,865
                                                                                                         ----------------

Total increase in net assets                                                                                     183,788
                                                                                                         ----------------

Net assets at end of year                                                                                    $   183,788
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Neuberger Berman AMT Mid Cap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 1,765                               INVESTMENT INCOME
    shares at net asset value of $20.11                           Dividend income                              $       -
    per share (cost $33,476)                      $   35,486      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                           -
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   35,486        Administrative expense                             1
                                              ---------------
                                                                    Mortality and expense risk                       186
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
1.20% Institutional         344      $ 11.39      $    3,912
1.30% Institutional         225      $ 11.38           2,560          Net investment loss                           (187)
1.55% Institutional       1,902      $ 11.35          21,582
2.00% Institutional         668      $ 11.13           7,432    REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                  130
                                                                  Net unrealized appreciation on
                                                                   investments                                     2,010
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                      ----------              ---------------
                          3,138                   $   35,486     operations                                   $    1,953
                      ----------              ---------------                                            ----------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               1,953

Capital shares transactions
   Net premiums                                                                                                   43,073
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                 (9,540)
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   33,533
                                                                                                         ----------------

Total increase in net assets                                                                                      35,486
                                                                                                         ----------------

Net assets at end of year                                                                                     $   35,486
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Neuberger Berman AMT Regency Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 5,227                               INVESTMENT INCOME
    shares at net asset value of $15.50                           Dividend income                              $      28
    per share (cost $80,578)                      $   81,221      Capital gains distributions                      2,053
                                                                                                         ----------------

LIABILITIES                                                                                                        2,081
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   81,221        Administrative expense                             7
                                              ---------------
                                                                    Mortality and expense risk                       394
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
0.95% Institutional       1,000      $ 11.22      $   11,226
1.20% Institutional         698      $ 11.20           7,813          Net investment income                        1,680
1.30% Institutional         123      $ 11.19           1,375    REALIZED AND UNREALIZED GAINS
1.55% Institutional         295      $ 11.16           3,295     (LOSSES) ON INVESTMENTS
1.70% Institutional       1,441      $ 11.14          16,053      Net realized losses on investments                (363)
1.90% Institutional         831      $ 11.12           9,246      Net unrealized appreciation on
2.05% Institutional       2,901      $ 11.10          32,213       investments                                       643
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $    1,960
                      ----------              ---------------                                            ----------------
                          7,289                   $   81,221
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                               1,960

Capital shares transactions
   Net premiums                                                                                                   53,050
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                 26,211
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   79,261
                                                                                                         ----------------

Total increase in net assets                                                                                      81,221
                                                                                                         ----------------

Net assets at end of year                                                                                    $    81,221
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Small Cap Portfolio
------------------------------------------------------------------------------------------------------------------------
    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 281                                 INVESTMENT INCOME
    shares at net asset value of $31.28                           Dividend income                              $       -
    per share (cost $8,214)                        $   8,790      Capital gains distributions                          -
                                                                                                         ----------------

LIABILITIES                                                -                                                           -
                                              ---------------
                                                                  Expenses
NET ASSETS                                         $   8,790        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                        63
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
1.20% Institutional          46      $ 10.06       $     462
1.30% Institutional         586      $ 10.05           5,893          Net investment loss                            (63)
2.00% Institutional         235      $ 10.37           2,435
                                                                REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized gains on investments                    3
                                                                  Net unrealized appreciation on
                                                                   investments                                       575
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                   $      515
                      ----------              ---------------                                            ----------------
                            867                    $   8,790
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                                 515

Capital shares transactions
   Net premiums                                                                                                    7,280
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                    995
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                    8,275
                                                                                                         ----------------

Total increase in net assets                                                                                       8,790
                                                                                                         ----------------

Net assets at end of year                                                                                     $    8,790
                                                                                                         ----------------

   The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Premier VIT PEA Renaissance Portfolio
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2005                                             Since Date of Formation, January 3, 2005, through
                                                                    Period Ended December 31, 2005
ASSETS
   Investment in Portfolio, 2,126                               INVESTMENT INCOME
    shares at net asset value of $13.85                           Dividend income                              $       -
    per share (cost $28,366)                      $   29,448      Capital gains distributions                         50
                                                                                                         ----------------

LIABILITIES                                                -                                                          50
                                              ---------------
                                                                  Expenses
NET ASSETS                                        $   29,448        Administrative expense                             -
                                              ---------------
                                                                    Mortality and expense risk                       191
                        Units     Unit Value    Net Assets          Contract maintenance charge                        -
                                                                                                         ----------------
1.20% Institutional       2,530       $ 9.55      $   24,155
1.30% Institutional         555       $ 9.54           5,293          Net investment loss                           (141)

                                                                REALIZED AND UNREALIZED GAINS
                                                                 (LOSSES) ON INVESTMENTS
                                                                  Net realized losses on investments                (269)
                                                                  Net unrealized appreciation on
                                                                   investments                                     1,082
                                                                                                         ----------------

                                                                Net increase in net assets resulting from
                                                                 operations                                    $     672
                      ----------              ---------------                                            ----------------
                          3,085                   $   29,448
                      ----------              ---------------
Note:  Variances in the above calculations are due to rounding.
-------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets
Since Date of Formation, January 3, 2005, through Period Ended December 31, 2005

                                                                                                              2005

Net assets at beginning of year                                                                                $       -

Net increase in net assets resulting from operations                                                                 672

Capital shares transactions
   Net premiums                                                                                                   29,185
   Transfers of policy loans                                                                                           -
   Transfers of surrenders                                                                                             -
   Transfers of death benefits                                                                                         -
   Transfers of other terminations                                                                                     -
   Interfund and net transfers to general account                                                                   (409)
                                                                                                         ----------------

     Net increase in net assets from capital share transactions                                                   28,776
                                                                                                         ----------------

Total increase in net assets                                                                                      29,448
                                                                                                         ----------------

Net assets at end of year                                                                                     $   29,448
                                                                                                         ----------------


   The accompanying notes are an integral part of these financial statements.



Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of four insurance products, each with different characteristics and product features which result in varying charges. These differences are presented as different product classes in the Statement of Assets and Liabilities. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.


        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman AMT ("Neuberger"), and Premier Variable Insurance Trust ("Premier") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The VE Worldwide Bond Fund, VE Worldwide Real Estate Fund, JANUS Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Low Duration Portfolio, PIMCO High Yield Portfolio and PIMCO Real Return Portfolio were introduced effective May 1, 2003. The VIPF III Value Strategies Portfolio, Rydex Juno Fund, and the Rydex Sector Rotation Fund were introduced effective May 1, 2004. The ACVP Inflation Protection, ACVP Large Company Value, ACVP Mid Cap Value, ACVP Ultra, Rydex U.S. Government Bond, Premier OpCap Renaissance, Premier OpCap Small Cap, Neuberger Fasciano, Neuberger Mid-Cap Growth, Neuberger Regency, Goldman CORE Small Cap Equity, Goldman Growth and Income, Goldman Mid Cap Value were introduced effective January 3, 2005. All other portfolios have been in existence for more than three years.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.


        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.


        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.      Expenses and Related Party Transactions


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.


        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge, transfers of surrenders, may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


        Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2005 and 2004, respectively, were as follows:


                                                              2005        2004

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                     0.29%      0.29%
    High Income Portfolio                                      0.95%      0.97%
    Equity-Income Portfolio                                    0.81%      0.83%
    Growth Portfolio                                           0.92%      0.93%
    Overseas Portfolio                                         1.14%      1.16%
    Midcap Portfolio                                           0.94%      0.96%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                    0.90%      0.92%
    Investment Grade Bond Portfolio                            0.73%      0.81%
    Index 500 Portfolio                                        0.35%      0.35%
    Contrafund Portfolio                                       0.91%      0.93%
    Asset Manager: Growth Portfolio                            1.03%      1.05%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                         0.83%      0.82%
    Growth & Income Portfolio                                  0.84%      0.85%
    Growth Opportunities Portfolio                             0.96%      0.98%
    Value Strategies Portfolio                                 0.97%      0.97%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                         0.83%      0.90%
    Capital Appreciation Portfolio                             1.00%      1.00%
    International Portfolio                                    1.38%      1.42%
    Value Portfolio                                            1.08%      1.08%
    Income and Growth Portfolio                                0.95%      0.95%
    Inflation Protection                                       0.75%          -
    Large Company                                              1.09%          -
    MidCap Value                                               1.17%          -
    Ultra Fund                                                 1.16%          -
Massachusetts Financial Services Variable Insurance Trust
    Research Series                                            1.18%      1.13%
    Emerging Growth Series                                     1.13%      1.12%
    Investors Trust Series                                     1.13%      1.11%
    New Discovery Series                                       1.31%      1.26%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                               0.89%      0.89%
    VC MidCap Value Portfolio                                  1.12%      1.17%
    VC International Portfolio                                 2.41%      1.34%
Alger American Fund
    Growth Portfolio                                           0.81%      0.85%
    MidCap Growth Portfolio                                    0.86%      0.92%
    Leveraged AllCap Portfolio                                 0.91%      0.97%
    Small Capitalization Portfolio                             0.91%      0.97%
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                          1.56%      1.39%
    Social MidCap Growth Portfolio                             1.20%      1.17%
    Social Equity Growth Portfolio                             1.34%      1.08%
AIM Variable Insurance Funds
    Technology Fund                                            1.12%      1.40%
    Utilities Fund                                             0.96%      1.26%
    Financial Services Fund                                    1.12%      1.37%
    Health Sciences Fund                                       1.08%      1.35%
LEVCO Series Trust
    Equity Value Fund                                              -          -
J.P. Morgan Series Trust II
    Bond Portfolio                                             0.75%      0.75%
    Small Company Portfolio                                    1.15%      1.15%
Rydex Variable Trust
    Nova Fund                                                  1.53%      1.54%
    OTC Fund                                                   1.50%      1.53%
    U.S. Government Money Market Fund                          1.17%      1.22%
    Ursa Fund                                                  1.70%      1.67%
    Arktos Fund                                                1.70%      1.68%
    Juno Fund                                                  5.11%      1.69%
    Sector Rotation Fund                                       1.70%      1.70%
    US Government Bond                                         1.18%          -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                                 1.17%      1.20%
    Worldwide Emerging Markets Fund                            1.35%      1.39%
    Worldwide Bond Fund                                        1.29%      1.27%
    Worldwide Real Estate Fund                                 1.36%      1.45%
Janus Aspen Services
    Growth and Income Portfolio                                0.74%      0.75%
PIMCO Variable Insurance Trust
    Total Return Porfolio                                      0.65%      0.65%
    Low Duration Portfolio                                     0.65%      0.65%
    High Yield Portfolio                                       0.75%      0.75%
    Real Return Portfolio                                      0.66%      0.65%
Goldman Sachs
    Core Small Cap Equity                                      0.93%          -
    Growth and Income                                          0.88%          -
    Mid Cap Value                                              0.87%          -
Neuberger Berman Fasciano
    Fasciano                                                   2.10%          -
    Mid Cap Growth                                             1.18%          -
    Regency                                                    1.01%          -
Premier
    Premier OpCap Small Cap                                    0.92%          -
    Premier PEA Renaissance                                    1.15%          -


3.      Purchases and Sales of Investment Securities


        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2005 and 2004, were as follows:


                                                      2005                               2004
                                        ---------------------------------  ----------------------------------
Portfolio                                  Purchases          Sales           Purchases           Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                 $ 21,112,140     $ 19,184,486      $ 23,138,223      $ 21,884,128
    High Income Portfolio                     6,935,732        5,508,458         4,098,395         1,744,657
    Equity-Income Portfolio                   3,255,283        5,466,264         3,513,966         3,483,897
    Growth Portfolio                          1,245,090        6,531,958         2,784,995         4,739,581
    Overseas Portfolio                        2,379,624        1,443,841         1,555,621           854,235
    Midcap Portfolio                          3,668,262        1,895,184         2,545,705         1,431,780
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                     366,095        1,687,543           461,430         1,158,268
    Investment Grade Bond Portfolio           1,747,009        1,874,668         2,005,183         1,965,979
    Index 500 Portfolio                       8,989,808        6,762,033         5,545,902         4,366,624
    Contrafund Portfolio                      7,260,439        5,432,382         6,241,035         3,061,683
    Asset Manager: Growth Portfolio             203,030          761,924           262,762           593,136
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                          827,545          602,374           769,676           661,221
    Growth & Income Portfolio                   497,450        1,462,650           727,329         1,028,697
    Growth Opportunities Portfolio              145,102          669,369           192,797           442,537
    Value Strategies Portfolio                  121,727            1,051             4,937                35
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                          691,141          437,452           595,959           427,802
    Capital Appreciation Portfolio              459,536          467,344           237,532           401,589
    International Portfolio                   8,076,234        1,838,748         4,033,866         1,063,277
    Value Portfolio                           9,874,374        2,115,880         3,790,322         1,365,873
    Income and Growth Portfolio                 261,990          316,632           339,571           220,993
    Inflation Protection                         79,027            1,084                 -                 -
    Large Company                               128,825           15,215                 -                 -
    MidCap Value                                 41,268            1,354                 -                 -
    Ultra Fund                                  139,296            3,270                 -                 -
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                             283,487          372,004           170,794           486,262
    Emerging Growth Series                      338,361        1,177,340           279,460           774,844
    Investors Trust Series                      132,036          207,360            57,446           118,329
    New Discovery Series                        313,676        1,092,555         1,485,092         1,396,760
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio              2,302,447        1,813,275         2,362,918           990,539
    VC MidCap Value Portfolio                 7,541,814        2,664,272         5,874,831         1,592,069
    VC International Portfolio                1,240,458          344,105           431,108           163,219
Alger American Fund
    Growth Portfolio                          5,003,902        1,020,935         2,025,323           744,421
    MidCap Growth Portfolio                   2,716,703        1,376,877         2,144,845         1,380,071
    Leveraged AllCap Portfolio                  887,981          675,363           875,256         1,186,093
    Small Capitalization Portfolio            1,564,298        1,000,631         1,114,283           843,829
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio           151,099          216,720           251,733            13,212
    Social MidCap Growth Portfolio               75,193           11,601            57,320             6,755
    Social Equity Growth Portfolio              201,895           15,942            56,806             6,339
AIM Variable Insurance Funds
    Technology Fund                              18,035           52,767           116,175            20,654
    Utilities Fund                            2,538,807          324,167           908,850           509,150
    Financial Services Fund                     287,764          233,984           430,818           345,450
    Health Sciences Fund                      1,468,707          329,354           658,061           293,521
LEVCO Series Trust
    Equity Value Fund                                24               43                36                43
J.P. Morgan Series Trust II
    Bond Portfolio                            2,834,147          491,200         1,604,663           397,232
    Small Company Portfolio                     608,442          265,570           678,548            71,560
Rydex Variable Trust
    Nova Fund                                   131,998           83,964           232,184           125,823
    OTC Fund                                    366,319          245,312           257,370           125,501
    U.S. Government Money Market Fund         1,623,592        1,575,113           710,121        10,260,007
    Ursa Fund                                   546,839           81,080           349,827           209,723
    Arktos Fund                                 797,796          354,094           869,337           321,359
    Juno Fund                                   832,190          672,006           825,769           441,337
    Sector Rotation Fund                        185,498           86,172            30,421             4,228
    US Govt Bond                                 62,220           19,887                 -                 -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                4,331,331          926,424         1,374,033           388,560
    Worldwide Emerging Markets Fund           1,129,033          141,567           530,102           162,648
    Worldwide Bond Fund                         246,366          171,471           181,937            32,411
    Worldwide Real Estate Fund                1,143,310          972,907         1,213,233           272,376
Janus Aspen Series
    Growth and Income Portfolio                 150,385           61,048           187,635            60,795
PIMCO Variable Insurance Trust
    Total Return Portfolio                   11,488,216        1,871,290         5,350,259           964,344
    Low Duration Portfolio                      316,648          127,853           589,315           143,564
    High Yield Portfolio                      2,294,823        2,536,355         3,782,692         2,980,009
    Real Return Portfolio                     1,595,708          507,219         1,466,362           511,975
Goldman Sachs
    Core Small Cap Equity                     1,510,674          128,127                 -                 -
    Growth and Income                           287,244           71,384                 -                 -
    Mid Cap Value                               232,772           21,756                 -                 -
Neuberger Berman Fasciano
    Fasciano                                    206,979           26,460                 -                 -
    Mid Cap Growth                               44,520           11,174                 -                 -
    Regency                                     101,156           20,215                 -                 -
Premier
    Premier OpCap Small Cap                       8,276               64                 -                 -
    Premier PEA Renaissance                      34,834            6,198                 -                 -
                                        ----------------  ---------------  ----------------  ----------------
                                           $138,684,030     $ 88,886,369      $102,380,170      $ 79,241,006
                                        ----------------  ---------------  ----------------  ----------------


Purchases and sales in investment shares for the years ended December 31, 2005 and 2004, were as follows:


                                                         2005                             2004
                                            -------------------------------  -------------------------------
Portfolio                                     Purchases          Sales         Purchases         Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                      21,112,140      19,184,486       23,138,224      21,884,129
    High Income Portfolio                        1,087,680         857,243          618,514         270,537
    Equity-Income Portfolio                        134,481         225,105          150,779         148,994
    Growth Portfolio                                39,657         207,527           88,705         153,704
    Overseas Portfolio                             136,071          81,721           97,652          53,853
    Midcap Portfolio                               117,548          59,869           98,619          55,981
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                         25,347         116,433           32,323          81,312
    Investment Grade Bond Portfolio                137,586         148,084          153,953         150,898
    Index 500 Portfolio                             66,599          49,725           43,435          34,059
    Contrafund Portfolio                           260,606         194,986          261,268         127,504
    Asset Manager: Growth Portfolio                 16,328          61,238           21,577          48,773
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                              59,183          43,161           56,102          47,937
    Growth & Income Portfolio                       36,874         107,477           55,326          77,771
    Growth Opportunities Portfolio                   9,179          42,040           12,826          29,446
    Value Strategies Portfolio                       9,044              77              390               3
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                              95,303          59,998           86,040          62,240
    Capital Appreciation Portfolio                  53,082          57,176           34,524          56,637
    International Portfolio                      1,091,745         248,423          612,437         161,976
    Value Portfolio                              1,231,279         264,542          469,475         168,965
    Income and Growth Portfolio                     35,779          43,494           50,620          33,010
    Inflation Protection                             7,638             106                -               -
    Large Company                                   11,769           1,393                -               -
    MidCap Value                                     3,616             118                -               -
    Ultra Fund                                      13,465             336                -               -
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                 17,850          24,115           12,378          34,980
    Emerging Growth Series                          19,313          68,326           17,472          48,663
    Investors Trust Series                           7,082          11,392            3,525           7,009
    New Discovery Series                            21,852          76,801          106,432         101,947
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                    86,455          67,394           93,487          39,413
    VC MidCap Value Portfolio                      358,272         124,747          316,800          86,361
    VC International Portfolio                     131,562          37,508           55,548          21,586
Alger American Fund
    Growth Portfolio                               138,622          28,145           61,180          22,217
    MidCap Growth Portfolio                        132,820          66,151          113,437          72,585
    Leveraged AllCap Portfolio                      27,449          21,654           30,687          41,512
    Small Capitalization Portfolio                  73,568          46,399           60,823          46,532
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                9,808          14,360           16,349             837
    Social MidCap Portfolio                          2,851             448            2,306             274
    Social Equity Portfolio                         11,555             956            3,475             410
AIM Variable Insurance Funds
    Technology Fund                                  1,530           4,374           10,026           1,822
    Utilities Fund                                 141,201          18,993           67,252          38,455
    Financial Services Fund                         20,268          16,289           30,970          24,571
    Health Sciences Fund                            76,576          17,050           36,514          16,278
LEVCO Series Trust
    Equity Value Fund                                    2               4                3               4
J.P. Morgan Series Trust II
    Bond Portfolio                                 238,484          41,222          133,698          33,235
    Small Company Portfolio                         38,406          16,457           43,402           4,615
Rydex Variable Trust
    Nova Fund                                       15,692          10,232           31,212          17,475
    OTC Fund                                        26,041          18,236           19,995           9,721
    U.S. Government Money Market Fund            1,623,592       1,575,113          710,121      10,260,007
    Ursa Fund                                      104,440          15,390           62,160          37,020
    Arktos Fund                                     35,897          16,128           36,304          14,170
    Juno Fund                                       39,203          31,841           36,245          19,895
    Sector Rotation Fund                            15,592           7,128            3,038             410
    US Govt Bond                                     4,994           1,685                -               -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     187,934          42,041           86,414          24,753
    Worldwide Emerging Markets Fund                 64,871           8,476           42,783          13,202
    Worldwide Bond Fund                             20,224          13,994           15,129           2,634
    Worldwide Real Estate Fund                      65,150          51,692           80,630          18,573
Janus Aspen Series
    Growth and Income Portfolio                      9,322           3,706           13,121           4,296
PIMCO Variable Insurance Trust
    Total Return Portfolio                       1,095,765         178,409          510,370          91,779
    Low Duration Portfolio                          31,010          12,531           57,185          13,948
    High Yield Portfolio                           280,109         308,807          465,725         378,062
    Real Return Portfolio                          123,690          39,320          115,310          40,254
Goldman Sachs
    Core Small Cap Equity                          104,435           8,917                -               -
    Growth and Income                               24,128           6,059                -               -
    Mid Cap Value                                   14,443           1,379                -               -
Neuberger Berman Fasciano
    Fasciano                                        14,926           1,955                -               -
    Mid Cap Growth                                   2,357             592                -               -
    Regency                                          6,551           1,325                -               -
Premier
    Premier OpCap Small Cap                            283               2                -               -
    Premier PEA Renaissance                          2,597             470                -               -
                                            ---------------  --------------  --------------- ---------------
                                                31,260,771      25,112,971       29,584,296      35,237,234
                                            ---------------  --------------  --------------- ---------------




4.      Summary of Changes from Unit Transactions


Transactions in units for the years ended December 31, 2005 and 2004, were as follows:


                                                               2005                          2004
                                                  ----------------------------  ----------------------------
Portfolio                                          Purchases        Sales        Purchases        Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                           1,797,183      1,607,222      1,951,834      1,767,762
    High Income Portfolio                              443,435        394,853        282,943        129,903
    Equity-Income Portfolio                            116,077        201,802        178,644        135,850
    Growth Portfolio                                    63,063        292,462        176,247        212,785
    Overseas Portfolio                                 175,921         88,347        116,760         54,323
    Midcap Portfolio                                   232,335        111,840        203,375        110,162
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                             13,409         89,294         23,971         64,829
    Investment Grade Bond Portfolio                     88,239        106,727        101,932        116,121
    Index 500 Portfolio                                687,488        281,992        403,433        187,577
    Contrafund Portfolio                               413,237        218,818        415,572        136,780
    Asset Manager: Growth Portfolio                      8,978         41,161         15,593         32,200
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                  64,404         42,056         59,284         47,487
    Growth & Income Portfolio                           21,397         82,995         57,032         66,493
    Growth Opportunities Portfolio                      10,275         56,311         16,802         37,647
    Value Strategies Portfolio                          11,198             23            491              -
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                  56,154         31,269         49,310         31,720
    Capital Appreciation Portfolio                      32,300         31,198         23,994         32,157
    International Portfolio                            689,356        142,306        382,724         91,457
    Value Portfolio                                    661,578        126,172        303,177         84,119
    Income and Growth Portfolio                         18,342         22,966         28,932         17,466
    Inflation Protection                                 7,790             75              -              -
    Large Company                                       12,375          1,456              -              -
    MidCap Value                                         3,906            111              -              -
    Ultra Fund                                          13,785            310              -              -
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                     24,260         31,594         15,275         46,089
    Emerging Growth Series                              27,212        103,754         29,244         74,100
    Investors Trust Series                              11,972         18,884          5,451         10,862
    New Discovery Series                                21,599         66,404        126,462        113,680
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                       144,147        122,712        194,564         69,820
    VC MidCap Value Portfolio                          430,492        141,210        429,460         95,578
    VC International Portfolio                          94,072         26,866         40,172         13,641
Alger American Fund
    Growth Portfolio                                   535,178        110,535        243,211        100,174
    MidCap Growth Portfolio                            235,680        127,649        224,560        153,423
    Leveraged AllCap Portfolio                         118,755         92,468        118,530        186,173
    Small Capitalization Portfolio                     187,609        118,084        139,752        108,499
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                   15,310         22,052         25,501          1,129
    Social MidCap Growth Portfolio                       7,152            774          5,535            619
    Social Equity Growth Portfolio                      18,885            812          5,396            622
AIM Variable Insurance Funds
    Technology Fund                                      1,953          5,464         12,866          2,162
    Utilities Fund                                     184,501         23,041         86,029         49,087
    Financial Services Fund                             24,508         19,197         38,979         30,392
    Health Sciences Fund                               138,210         28,917         64,456         27,772
LEVCO Series Trust
    Equity Value Fund                                        -              1              -              1
J.P. Morgan Series Trust II
    Bond Portfolio                                     251,116         39,045        146,327         36,282
    Small Company Portfolio                             39,641         19,916         60,854          6,166
Rydex Variable Trust
    Nova Fund                                           11,941          7,467         23,641         12,940
    OTC Fund                                            32,907         22,666         24,734         11,908
    U.S. Government Money Market Fund                  169,132        164,016         73,567      1,050,248
    Ursa Fund                                           70,914          9,926         41,487         24,518
    Arktos Fund                                        129,748         57,736        128,644         49,889
    Juno Fund                                           96,655         77,775         88,710         48,646
    Sector Rotation Fund                                15,554          7,060          2,986            394
    US Govt Bond                                         5,831          1,973              -              -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                         224,455         45,836         98,541         27,414
    Worldwide Emerging Markets Fund                     61,930          7,154         40,861         12,394
    Worldwide Bond Fund                                 18,225         12,886         14,828          2,499
    Worldwide Real Estate Fund                          62,524         47,619         79,011         18,722
Janus Aspen Series
    Growth and Income Portfolio                         11,128          4,236         15,697          5,190
PIMCO Variable Insurance Trust
    Total Return Portfolio                           1,043,983        160,236        509,773         89,585
    Low Duration Portfolio                              29,565         11,834         58,378         13,697
    High Yield Portfolio                               184,185        216,652        330,250        276,140
    Real Return Portfolio                              132,861         39,971        131,694         46,424
Goldman Sachs
    Core Small Cap Equity                              137,532         11,846              -              -
    Growth and Income                                   27,856          7,005              -              -
    Mid Cap Value                                       20,098          1,904              -              -
Neuberger Berman Fasciano                                                                  -              -
    Fasciano                                            20,533          2,921              -              -
    Mid Cap Growth                                       4,165          1,026              -              -
    Regency                                              9,180          2,145              -              -
Premier
    Premier OpCap Small Cap                                867              -              -              -
    Premier PEA Renaissance                              3,744            659              -              -
                                                  -------------  -------------  -------------  -------------
                                                    10,679,990      6,013,694      8,467,476      6,173,717
                                                  -------------  -------------  -------------  -------------



5.      Net Assets


        Net assets at December 31, 2005, consisted of the following:

                                                              Accumulated         Net
                                                             Net Investment    Unrealized
                                              Capital         Income and      Appreciation
                                               Share         Net Realized     (Depreciation)
Portfolio                                   Transactions     Gains (Losses)   of Investments       Total

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                 $  8,802,935      $ 2,394,263         $      -      $ 11,197,198
    High Income Portfolio                     7,254,981          698,241         (319,818)        7,633,404
    Equity-Income Portfolio                   7,504,142        9,223,933        2,351,596        19,079,671
    Growth Portfolio                         18,317,701          446,137          861,052        19,624,890
    Overseas Portfolio                        3,985,608        1,145,756        1,744,326         6,875,690
    Midcap Portfolio                          7,079,691          600,193        2,882,483        10,562,367
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                     636,017        3,310,143          309,869         4,256,029
    Investment Grade Bond Portfolio           5,253,316        2,460,979         (220,977)        7,493,318
    Index 500 Portfolio                      27,231,099        1,183,359        1,823,406        30,237,864
    Contrafund Portfolio                     19,350,194        3,561,364        6,800,267        29,711,825
    Asset Manager: Growth Portfolio           1,968,558          381,979          121,973         2,472,510
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                        3,871,439            1,821          367,320         4,240,580
    Growth & Income Portfolio                 5,514,992         (415,462)         580,003         5,679,533
    Growth Opportunities Portfolio            4,432,489       (1,291,297)          22,574         3,163,766
    Value Strategies Portfolio                  125,982             (365)           5,530           131,147
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                        1,978,341           54,718          247,826         2,280,885
    Capital Appreciation Portfolio            3,072,096       (1,214,151)         392,385         2,250,330
    International Portfolio                  13,417,536         (948,980)       2,201,589        14,670,145
    Value Portfolio                          13,545,237        1,516,359          829,988        15,891,584
    Income and Growth Portfolio               2,044,113         (277,485)         210,041         1,976,669
    Inflation Protection                         77,100              816             (632)           77,284
    Large Company                               110,782            2,957               84           113,823
    Mid Cap Value                                39,108              844              933            40,885
    Ultra Fund                                  136,272             (177)            (480)          135,615
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                           2,601,722         (924,541)         227,252         1,904,433
    Emerging Growth Series                    9,613,046       (6,220,035)         265,101         3,658,112
    Investors Trust Series                    1,130,938         (280,896)         133,160           983,202
    New Discovery Series                      4,119,516       (1,197,566)         546,056         3,468,006
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio              5,989,674          454,397          585,173         7,029,244
    VC MidCap Value Portfolio                13,622,946        1,869,540        2,131,624        17,624,110
    VC International Portfolio                1,561,199          (37,273)         270,207         1,794,133
Alger American Fund
    Growth Portfolio                          7,659,714         (406,119)         922,303         8,175,898
    MidCap Growth Portfolio                   4,918,732          287,632          685,855         5,892,219
    Leveraged AllCap Portfolio                3,279,511         (563,478)         590,455         3,306,488
    Small Capitalization Portfolio            2,245,322          210,132          448,709         2,904,163
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio           234,446             (761)          (1,190)          232,495
    Social MidCap Growth Portfolio              121,125             (940)           3,260           123,445
    Social Equity Growth Portfolio              243,328             (965)           5,521           247,884
AIM Variable Insurance Funds
    Technology Fund                             125,350             (945)          15,582           139,987
    Utilities Fund                            2,750,209          133,286           87,758         2,971,253
    Financial Services Fund                     583,034           77,697           62,454           723,185
    Health Sciences Fund                      2,009,584           38,552          191,836         2,239,972
LEVCO Series Trust
    Equity Value Fund                               743              772              792             2,307
J.P. Morgan Series Trust II
    Bond Portfolio                            3,781,478           82,904          (17,149)        3,847,233
    Small Company Portfolio                     907,440          143,097           (4,330)        1,046,207
Rydex Variable Trust
    Nova Fund                                   301,538           35,292           41,604           378,434
    OTC Fund                                    311,162             (129)          19,574           330,607
    U.S. Government Money Market Fund           375,430          (73,251)               -           302,179
    Ursa Fund                                   671,834          (27,700)         (18,509)          625,625
    Arktos Fund                               1,043,669          (57,126)         (56,107)          930,436
    Juno Fund                                   550,691          (41,906)         (15,580)          493,205
    Sector Rotation Fund                        126,582            4,285            9,894           140,761
    US Govt Bond                                 42,023             (184)            (867)           40,972
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                4,622,706          400,203        1,420,727         6,443,636
    Worldwide Emerging Markets Fund           1,450,507           13,476          387,456         1,851,439
    Worldwide Bond Fund                         256,522           14,514           (1,767)          269,269
    Worldwide Real Estate Fund                1,244,735          263,841          313,483         1,822,059
Janus Aspen Series
    Growth and Income Portfolio                 243,072            9,311           35,500           287,883
PIMCO Variable Insurance Trust
    Total Return Portfolio                   14,640,271          567,470         (361,837)       14,845,904
    Low Duration Portfolio                      747,113            9,411          (12,649)          743,875
    High Yield Portfolio                      2,569,627          244,719           (2,801)        2,811,545
    Real Return Portfolio                     2,324,881          117,610          (33,405)        2,409,086
Goldman Sachs
    Core Small Cap Equity                     1,278,617          107,754          (55,804)        1,330,567
    Growth and Income                           214,430            2,340             (483)          216,287
    Mid Cap Value                               198,710           12,682           (8,510)          202,882
Neuberger Berman Fasciano
    Fasciano                                    180,864              (41)           2,965           183,788
    Mid Cap Growth                               33,533              (57)           2,010            35,486
    Regency                                      79,261            1,317              643            81,221
Premier
    Premier OpCap Small Cap                       8,275              (60)             575             8,790
    Premier PEA Renaissance                      28,777             (411)           1,082            29,448
                                         ---------------   --------------  ---------------  ----------------
                                           $256,793,616      $18,103,795      $30,028,961      $304,926,372
                                         ---------------   --------------  ---------------  ----------------




6.      Financial Highlights


        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options. Investment options no longer available were excluded from the table.

                                              December 31                                       Year Ended December 31
                                  ------------------------------------------------   ----------------------------------------------
                                                  Unit Fair Value                    Investment Expense Ratio      Total Return
                                                     Lowest to                        Income     Lowest to         Lowest to
                                      Units           Highest        Net Assets       Ratio*     Highest**         Highest***
                                  --------------  ----------------- --------------   --------- -------------- ---------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2005                          994,756    $9.59 to 13.19     $11,197,198       3.23%      1.40%         0.60% to 2.06%
          2004                          804,804    9.66 to 13.18       $9,269,544       1.45%      1.40%         -1.55% to .25%
          2003                          620,731     9.85 to 13.39      $8,015,449       1.18%      1.40%        -1.07% to 0.04%
          2002                          918,789     9.95 to 13.53     $11,925,557       1.76%      1.40%        -0.50% to 0.50%
          2001                        1,090,683        13.50          $14,720,110       4.53%      1.40%             2.74%

    High Income Portfolio
          2005                          554,208    10.04 to 14.24      $7,633,404      14.78%      1.40%        -0.11% to 1.35%
          2004                          506,702    10.68 to 14.13      $7,080,933       6.63%      1.40%         6.78% to 8.35%
          2003                          353,664    12.57 to 13.18      $4,641,549       6.54%      1.40%        24.18% to 25.56%
          2002                          289,528    10.12 to 10.50      $3,040,364      11.22%      1.40%         1.20% to 2.20%
          2001                          351,995        10.30           $3,624,840      13.53%      1.40%            -12.95%

    Equity-Income Portfolio
          2005                          766,037    10.29 to 28.31     $19,079,671       1.66%      1.40%         2.82% to 4.58%
          2004                          852,020    10.84 to 27.16     $21,298,544       1.50%      1.40%        8.32% to 10.18%
          2003                          809,226    10.45 to 24.73     $19,428,803      -1.03%      1.40%        26.63% to 28.80%
          2002                          868,601    8.28 to 19.24      $16,582,653       1.82%      1.40%       -18.13% to -16.40%
          2001                        1,009,270        23.50          $23,717,964       1.74%      1.40%             -6.30%

    Growth Portfolio
          2005                          907,934    9.28 to 23.24      $19,624,890       0.50%      1.40%         2.75% to 4.51%
          2004                        1,137,280    9.03 to 22.31      $24,015,824       0.26%      1.40%         .42% to 2.15%
          2003                        1,173,818    8.97 to 21.92      $25,313,935       0.27%      1.40%        29.08% to 31.29%
          2002                        1,293,869    7.00 to 16.73      $21,476,304       0.26%      1.40%       -31.10% to -29.40%
          2001                        1,530,764        24.28          $37,169,639       0.08%      1.40%            -18.82%

    Overseas Portfolio
          2005                          399,192    11.33 to 19.35      $6,875,690       0.54%      1.40%        15.97% to 17.66%
          2004                          311,599    10.93 to 16.56      $4,904,688       1.03%      1.40%        10.62 to 12.24%
          2003                          249,161    11.55 to 14.91      $3,687,733       0.77%      1.40%        10.14 to 41.69%
          2002                          267,689    8.26 to 10.55       $2,819,410       0.84%      1.40%       -21.39% to -16.60%
          2001                          305,263        13.42           $4,096,695       5.50%      1.40%            -22.29%
    Midcap Portfolio
          2005                          631,694    11.18 to 19.30     $10,562,367       0.00%      1.40%        14.94% to 16.90%
          2004                          511,413    12.14 to 15.22      $7,353,232       0.00%      1.40%        21.39% to 23.48%
          2003                          418,199    11.59 to 12.33      $4,864,077       0.36%      1.40%        34.64% to 36.95%
          2002                          394,174     8.48 to 9.00       $3,343,861       0.82%      1.40%       -11.08% to -10.00%
          2001                          274,080         9.54           $2,613,794       0.00%      1.40%             -4.54%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2005                          240,789    10.41 to 18.64      $4,256,029       2.86%      1.40%         1.33% to 2.80%
          2004                          316,683    10.52 to 18.23      $5,555,667       2.77%      1.40%         2.68% to 4.18%
          2003                          357,542    10.31 to 17.53      $6,119,650       3.69%      1.40%        15.28% to 16.67%
          2002                          392,463    8.99 to 15.07       $5,895,389       4.06%      1.40%       -10.10% to -9.60%
          2001                          443,064        16.75           $7,420,666       4.30%      1.40%             -5.43%

    Investment Grade Bond Portfolio
          2005                          470,332    10.03 to 17.31      $7,493,318       3.83%      1.40%        -0.17% to 0.93%
          2004                          488,769    10.21 to 17.20      $7,927,639       4.18%      1.40%         2.07% to 3.20%
          2003                          502,957    10.99 to 16.72      $8,132,050       5.76%      1.40%         2.81% to 3.95%
          2002                          561,266    10.69 to 16.12      $9,016,171       3.38%      1.40%         6.90% to 8.80%
          2001                          480,240        14.82           $7,115,071       4.40%      1.40%             6.97%

    Index 500 Portfolio
          2005                        1,636,712    10.17 to 26.75     $30,237,864       1.62%      1.40%         1.83% to 3.57%
          2004                        1,231,078    10.37 to 26.36     $27,086,408       1.21%      1.40%         7.45% to 9.30%
          2003                        1,015,223    9.65 to 24.51      $23,640,567       1.45%      1.40%        24.75% to 26.88%
          2002                        1,076,030    7.82 to 19.36      $20,680,848       1.37%      1.40%       -23.34% to -21.40%
          2001                        1,242,879        25.25          $31,388,343       1.20%      1.40%            -13.33%

    Contrafund Portfolio
          2005                        1,220,417    11.26 to 32.20     $29,711,825       0.24%      1.40%        13.61% to 15.55%
          2004                        1,026,069    11.38 to 27.94     $23,776,578       0.30%      1.40%        11.36% to 14.07%
          2003                          747,175    11.16 to 24.56     $17,597,218       0.45%      1.40%        24.85% to 26.99%
          2002                          763,960    8.93 to 19.39      $14,723,127       0.88%      1.40%       -10.70% to -9.80%
          2001                          854,454        21.69          $18,536,195       0.80%      1.40%            -13.47%

    Asset Manager: Growth Portfolio
          2005                          138,324    10.25 to 18.73      $2,472,510       2.38%      1.40          1.47% to 2.59%
          2004                          170,507    10.23 to 18.31      $3,010,311       2.32%      1.40%         3.48% to 4.63%
          2003                          187,114    10.04 to 17.59      $3,241,029       2.96%      1.40%        20.53% to 21.86%
          2002                          210,741    8.33 to 14.46       $3,042,084       3.00%      1.40%       -16.72% to -16.30%
          2001                          254,141        17.36           $4,412,417       3.01%      1.40%             -8.72%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2005                          397,266    10.40 to 11.53      $4,240,580       2.38%      1.40%         3.39% to 4.53%
          2004                          293,813    9.04 to 11.03       $3,892,889       1.94%      1.40%         1.67% to 9.11%
          2003                          437,160    8.28 to 10.59       $3,654,882       2.64%      1.40%       -26.60% to 16.30%
          2002                          267,058    9.02 to 11.29       $3,009,183       3.01%      1.40%        -9.97% to -8.90%
          2001                          269,866        12.54           $3,384,321       3.66%      1.40%             -2.94%
    Growth & Income Portfolio
          2005                          288,169    10.60 to 21.72      $5,679,533       1.52%      1.40%         5.23% to 6.39%
          2004                          431,209    10.38 to 22.85      $6,339,830       0.86%      1.40%        -0.97% to 4.52%
          2003                          285,527    10.04 to 23.07      $6,345,607       1.19%      1.40%        20.94% to 93.01%
          2002                          473,096    8.30 to 11.95       $5,619,040       1.39%      1.40%       -17.81% to -16.20%
          2001                          521,679        14.54           $7,584,540       1.36%      1.40%            -10.03%

    Growth Opportunities Portfolio
          2005                          264,401    10.76 to 11.98      $3,163,766       0.92%      1.40%         6.48%to 7.65%
          2004                          310,437    10.39 to 11.16      $3,460,027       0.53%      1.40%         4.72% to 5.88%
          2003                          331,283    10.02 to 10.56      $3,495,447       0.78%      1.40%        26.78% to 28.18%
          2002                          359,336     7.91 to 8.25       $2,962,205       1.10%      1.40%       -22.90% to -20.10%
          2001                          410,847        10.70           $4,396,210       0.39%      1.40%            -15.61%

    Value Strategies Portfolio
          2005                           11,657    10.27 to 11.38        $131,147       0.00%      1.40%         0.33% to 0.58%
          2004                              491    11.13 to 11.15          $5,477       0.00%      1.40%        11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2005                          169,565    10.22 to 15.05      $2,280,885       1.74%      1.40%         2.20% to 3.95%
          2004                          144,647    10.68 to 14.65      $1,956,955       1.52%      1.40%         6.90% to 8.74%
          2003                          127,057    10.48 to 13.54      $1,651,386       2.21%      1.40%        16.34% to 18.33%
          2002                          100,196    8.99 to 11.50       $1,134,803       2.59%      1.40%       -10.80% to -10.00%
          2001                           96,137        12.89           $1,239,385       2.43%      1.40%             -4.93%

    Capital Appreciation Portfolio
          2005                          147,355    11.47 to 15.94      $2,250,330       0.00%      1.40%        18.88% to 20.91%
          2004                          146,238    9.65 to 13.25       $1,874,949       0.00%      1.40%         4.76% to 6.56%
          2003                          154,400    9.11 to 12.50       $1,900,213       0.00%      1.40%        17.33% to 19.34%
          2002                          175,195    7.89 to 10.52       $1,843,106       0.00%      1.40%       -22.32% to -20.30%
          2001                          205,838        13.54           $2,787,480       0.00%      1.40%            -29.06%

    International Portfolio
          2005                        1,121,331    10.71 to 15.21     $14,670,145       0.79%      1.40%        10.16% to 12.04%
          2004                          574,030    11.02 to 13.67      $6,909,663       0.37%      1.40%        11.77% to 13.69%
          2003                          282,763    9.93 to 11.43       $3,152,421       0.61%      1.40%        21.11% to 23.19%
          2002                          236,246     8.38 to 9.31       $2,194,937       0.91%      1.40%       -21.46% to -15.80%
          2001                          257,976        11.85           $3,058,129       0.09%      1.40%            -30.19%

    Value Portfolio
          2005                        1,073,299    10.13 to 19.47     $15,891,584       0.67%      1.40%         2.38% to 3.87%
          2004                          537,835    11.05 to 19.14      $8,507,010       1.33%      1.40%        8.88% to 13.09%
          2003                          318,778    10.89 to 17.58      $5,235,552      -4.32%      1.40%        25.76% to 27.59%
          2002                          275,011    8.72 to 13.83       $3,780,653       0.93%      1.40%       -13.83% to -11.70%
          2001                          257,059        16.05           $4,125,516       0.86%      1.40%             11.22%
    Income and Growth Portfolio
          2005                          156,050    10.17 to 12.87      $1,976,669       1.94%      1.40%         2.05% to 3.53%
          2004                          160,667    10.88 to 12.48      $1,982,945       1.38%      1.40%        9.90% to 11.51%
          2003                          149,200    10.07 to 11.21      $1,664,473       1.24%      1.40%        26.13% to 27.97%
          2002                          155,113     7.95 to 8.79       $1,360,528       1.12%      1.40%       -20.48% to -19.50%
          2001                          168,659        11.05           $1,864,235       0.87%      1.40%             -9.62%

    Inflation Protection
          2005                            7,711    9.97 to 10.06          $77,284       2.94%      1.40%         -.29% to -.56%

    Large Company
          2005                           10,939    10.27 to 10.46        $113,823       3.51%      1.40%        -3.45% to -4.59%

    Mid Cap Value
          2005                            3,792    10.72 to 10.33         $40,885       1.09%      1.40%        -7.22% to -8.27%

    Ultra Fund
          2005                           13,468    10.02 to 10.08        $135,615       0.00%      1.40%         -.21% to -.81%

   Massachusetts Financial Services
    Variable Insurance Trust
    Research Series
          2005                          163,439    10.46 to 11.67      $1,904,433       0.44%      1.40%         5.39% to 6.56%
          2004                          170,766    10.59 to 11.00      $1,871,359       1.03%      1.40%        13.22% to 14.47%
          2003                          201,579     9.36 to 9.60       $1,934,761       0.61%      1.40%        21.85% to 23.19%
          2002                          232,509     7.68 to 7.81       $1,815,487       0.27%      1.40%       -25.60% to -22.40%
          2001                          243,679        10.50           $2,557,926       0.01%      1.40%            -22.36%

    Emerging Growth Series
          2005                          321,095    10.38 to 11.44      $3,658,112       0.00%      1.40%         6.72% to 7.90%
          2004                          397,637    9.73 to 10.63       $4,209,271       0.00%      1.40%        10.43% to 11.65%
          2003                          442,493     8.81 to 9.54       $4,210,784       0.00%      1.40%        27.30% to 28.71%
          2002                          485,900     6.92 to 7.43       $3,607,932       0.00%      1.40%       -34.70% to -30.10%
          2001                          612,055        11.38           $6,963,943       0.00%      1.40%            -34.42%

    Investors Trust Series
          2005                           90,788    10.46 to 11.29        $983,202       0.52%      1.40%         4.86% to 6.01%
          2004                           97,695    10.21 to 10.65        $999,679       0.60%      1.40%        8.86% to 10.07%
          2003                          103,106     9.30 to 9.67         $960,505       0.61%      1.40%        19.37% to 20.68%
          2002                          104,280         7.72             $805,128       0.54%      1.40%            -22.08%
          2001                          111,749         9.91           $1,107,132       0.62%      1.40%            -17.16%

    New Discovery Series
          2005                          198,638    9.65 to 19.33       $3,468,007       0.00%      1.40%         2.91% to 4.04%
          2004                          243,439    9.38 to 18.63       $4,112,196       0.00%      1.40%         4.05% to 5.20%
          2003                          230,657    9.06 to 17.74       $3,800,017       0.00%      1.40%        30.73% to 32.17%
          2002                          191,827    6.97 to 13.45       $2,575,428       0.00%      1.40%       -32.61% to -30.30%
          2001                          196,868        19.96           $3,929,335       0.00%      1.40%             -6.38%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2005                          484,739    10.12 to 16.33      $7,029,244       0.97%      1.40          1.16% to 2.27%
          2004                          463,256    11.00 to 16.06      $6,785,235       0.91%      1.40%        10.36% to 11.59%
          2003                          338,512    10.42 to 14.47      $4,795,295       0.65%      1.40%        29.12% to 30.55%
          2002                          331,907    8.11 to 11.20       $3,705,477       0.54%      1.40%       -19.21% to -18.00%
          2001                          312,567        13.86           $4,333,042       0.62%      1.40%             -8.01%

    VC Mid-Cap Value Portfolio
          2005                          990,848    10.18 to 23.05     $17,624,110       0.50%      1.40%         5.40% to 7.20%
          2004                          701,769    11.92 to 21.78     $12,518,427       0.35%      1.40%        19.95% to 22.56%
          2003                          367,886    11.15 to 18.00      $6,333,734       1.61%      1.40%        22.18% to 24.28%
          2002                          327,453    9.10 to 14.64       $4,778,242       0.57%      1.40%       -11.02% to -7.80%
          2001                          286,189        16.45           $4,708,859       0.43%      1.40%             6.57%
    VC International Portfolio
          2005                          132,001    11.10 to 18.01      $1,794,133       0.00%      1.40%        23.33% to 25.44%
          2004                           64,960    8.95 to 14.36         $667,361       0.15%      1.40%        17.54% to 20.77%
          2003                           38,428    7.41 to 12.02         $312,400       1.71%      1.40%        38.96% to 41.34%
          2002                           31,302     8.54 to 9.16         $166,638       0.96%      1.40%       -18.90% to -14.60%
          2001                           31,399         6.56             $205,975       0.18%      1.40%            -27.59%

   Alger American Fund
    Growth Portfolio
          2005                          857,966    7.39 to 14.47       $8,175,898       0.21%      1.40%        9.39% to 10.98%
          2004                          433,510    6.63 to 13.13       $3,435,637       0.00%      1.40%         2.99% to 6.81%
          2003                          290,474     6.21 to 9.31       $1,959,549       0.00%      1.40%        32.42% to 33.88%
          2002                          163,085     4.66 to 6.96         $771,430       0.03%      1.40%       -33.91% to -30.40%
          2001                          194,922         7.05           $1,374,366       0.37%      1.40%            -13.06%

    MidCap Growth Portfolio
          2005                          533,683    9.87 to 16.59       $5,892,219       0.00%      1.40%         7.23% to 8.79%
          2004                          425,748    9.09 to 15.36       $4,209,562       0.00%      1.40%        10.36% to 12.10%
          2003                          354,611    8.11 to 10.66       $2,972,166       0.00%      1.40%        44.80% to 46.40%
          2002                          167,404     5.56 to 7.28         $935,814       0.00%      1.40%       -30.56% to -27.20%
          2001                          147,826         8.01           $1,183,607       0.00%      1.40%             -7.86%

    Leveraged AllCap Portfolio
          2005                          450,042    6.50 to 11.64       $3,306,488       0.00%      1.40%        11.74% to 13.37%
          2004                          423,655    5.75 to 10.24       $2,713,011       0.00%      1.40%         5.62% to 7.16%
          2003                          491,299     5.39 to 9.15       $2,811,775       0.00%      1.40%        31.53% to 33.45%
          2002                          400,307     4.05 to 6.85       $1,631,790       0.01%      1.40%       -34.90% to -31.50%
          2001                          293,506         6.22           $1,826,061       0.00%      1.40%            -17.16%

    Small Capitalization Portfolio
          2005                          318,257    7.51 to 14.20       $2,904,163       0.00%      1.40%        13.83% to 15.78%
          2004                          248,749    6.51 to 12.26       $1,934,269       0.00%      1.40%        13.51% to 15.42%
          2003                          217,497    5.64 to 10.62       $1,410,934       0.00%      1.40%        38.63% to 41.00%
          2002                           65,579     4.02 to 7.53         $270,449       0.00%      1.40%       -27.23% to -24.70%
          2001                           25,597         5.52             $141,402       0.05%      1.40%            -30.51%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2005                           24,203     9.27 to 9.74         $232,495       0.00%      1.40%       -11.09 to -10.02%
          2004                           30,956    10.48 to 10.83        $332,424       0.00%      1.40%         8.10% to 9.41%
          2003                            6,583     9.73 to 9.90          $65,030       2.42%      1.40%        36.75% to 38.26%
          2002                               20         7.15                 $146       6.85%      1.40%            -28.50%

    Social MidCap Growth Portfolio
          2005                           11,827    9.84 to 10.99         $123,445       0.00%      1.40%        -1.71% to -0.53%
          2004                            5,460    10.70 to 11.05         $59,589       0.00%      1.40%         7.00% to 8.30%
          2003                              544    9.33 to 10.20           $5,524       0.00%      1.40%        29.01% to 30.43%

    Social Equity Growth Portfolio
          2005                           22,837    10.40 to 11.41        $247,884       0.09%      1.40%         2.94% to 3.56%
          2004                            5,295    10.84 to 11.02         $57,708       0.13%      1.40%         5.51% to 6.14%
          2003                              521    10.34 to 10.38          $5,406       0.04%      1.40%        20.72% to 21.02%

   AIM Variable Insurance Funds
    Technology Fund
          2005                           14,407    9.48 to 10.33         $139,987       0.00%      1.40%         0.11% to 1.21%
          2004                           17,918     9.47 to 9.99         $172,341       0.00%      1.40%         2.50% to 3.64%
          2003                            7,213     9.24 to 9.41          $67,333       0.00%      1.40%        42.35% to 43.92%
          2002                            1,314     6.49 to 6.54           $8,530       0.00%      1.40%       -35.10% to -34.60%

    Utilities Fund
          2005                          219,037    11.14 to 16.60      $2,971,253       3.38%      1.40%        14.47% to 15.73%
          2004                           57,462    11.80 to 12.16        $693,638       3.36%      1.40%        21.04% to 22.39%
          2003                           20,520     9.83 to 9.93         $202,674       1.85%      1.40%        15.67% to 16.36%
          2002                            1,995         8.50              $16,989       1.05%      1.40%            -15.00%

    Financial Services Fund
          2005                           60,209    10.63 to 12.43        $723,185       1.43%      1.40%         3.40% to 4.91%
          2004                           55,098    10.32 to 11.85        $633,789       0.80%      1.40%         6.09% to 7.65%
          2003                           46,512    10.68 to 11.01        $500,730       0.52%      1.40%        26.95% to 28.36%
          2002                           20,988     8.36 to 8.57         $175,773       1.31%      1.40%       -16.40% to -14.30%

    Health Sciences Fund
          2005                          197,696    10.74 to 13.17      $2,239,972       0.00%      1.40%         5.59% to 7.13%
          2004                           88,390    10.14 to 10.85        $946,167       0.00%      1.40%         5.01% to 6.55%
          2003                           51,706    9.75 to 10.24         $524,042       0.00%      1.40%        25.19% to 26.58%
          2002                           13,434     7.79 to 8.13         $108,413       0.00%      1.40%       -22.10% to -18.70%

   LEVCO Series Trust
    Equity Value Fund
          2005                              206        $11.19              $2,307       0.09%      1.40%             6.98%
          2004                              207        $10.46              $2,169       1.65%      1.40%             12.15%
          2003                              208        $9.35               $1,944       1.79%      1.40%             25.54%
          2002                              585     7.36 to 7.40           $4,305       0.00%      1.40%       -26.40% to -26.00%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2005                          352,198    9.97 to 11.45       $3,847,233       2.71%      1.40%         0.38% to 1.84%
          2004                          140,047    10.22 to 11.25      $1,543,797       2.43%      1.40%         1.81% to 3.30%
          2003                           30,003    10.68 to 10.89        $325,639       0.41%      1.40%         1.61% to 2.74%
          2002                            1,978    10.55 to 10.60         $20,971       0.00%      1.40%         5.50% to 6.00%

    Small Company Portfolio
          2005                           81,275    10.21 to 13.25      $1,046,207       0.00%      1.40%         0.72% to 2.44%
          2004                           61,538    12.36 to 16.62        $782,569       0.00%      1.40%        23.84% to 25.96%
          2003                            6,850    9.83 to 10.27          $70,024       0.00%      1.40%        32.43% to 34.69%
          2002                              483         7.59               $3,671       0.00%      1.40%            -24.10%

   Rydex Variable Trust
    Nova Fund
          2005                           33,941    10.29 to 11.23        $378,434       0.29%      1.40%         1.86% to 2.99%
          2004                           29,486    10.59 to 10.90        $320,069       0.06%      1.40%        12.29% to 13.54%
          2003                           18,786     9.50 to 9.60         $180,338       0.00%      1.40%        37.05% to 37.88%
          2002                              345         6.97               $2,402       0.00%      1.40%            -30.30%

    OTC Fund
          2005                           28,678    10.57 to 11.90        $330,607       0.00%      1.40%        -0.93% to 0.23%
          2004                           18,438    10.67 to 11.88        $214,797       0.00%      1.40%        -2.18% to 8.31%
          2003                            5,611    10.81 to 10.97         $61,229       0.00%      1.40%        42.83% to 44.04%
          2002                              313     7.59 to 7.61           $2,383       0.00%      1.40%       -23.80% to -24.10%

    U.S. Gov't Money Market Fund
          2005                           31,523     9.51 to 9.91         $302,179       3.89%      1.40%        -0.05% to 1.05%
          2004                           26,378     9.52 to 9.80         $253,699       0.01%      1.40%        -1.80% to -0.71%
          2003                        1,003,060     9.69 to 9.88       $9,803,585       0.00%      1.40%        -0.93% to -2.02%
          2002                          128,887     9.89 to 9.93       $1,281,208       0.04%      1.40%        -0.70% to -1.10%
    Ursa Fund
          2005                           82,780     6.57 to 8.91         $625,625       0.00%      1.40%        -2.29% to -1.71%
          2004                           21,808     7.65 to 9.10         $168,312       0.00%      1.40%       -11.59% to -11.06%
          2003                            4,840     8.66 to 8.74          $42,136       0.00%      1.40%       -24.75% to -24.37%

    Arktos Fund
          2005                          155,790     5.37 to 6.04         $930,436       0.00%      1.40%        -0.28% to 0.32%
          2004                           83,506     5.92 to 6.02         $498,864       0.00%      1.40%       -13.19% to -12.67%
          2003                            4,752     6.83 to 6.89          $32,595       0.19%      1.40%       -38.27% to -37.96%

    Juno Fund
          2005                           58,950     8.10 to 9.48         $493,205       0.00%      1.40%        -8.35% to -6.13%
          2004                           40,064     8.83 to 8.97         $358,892       1.19%      1.40%       -11.67% to -10.25%

    Sector Rotation Fund
          2005                           11,076    12.63 to 12.77        $140,761       0.00%      1.40%        12.08% to 12.64%
          2004                            2,592    11.30 to 11.34         $29,334       0.00%      1.40%        13.02% to 13.39%

    U.S. Gov't Bond
          2005                            3,859    10.54 to 10.65         $40,972       2.72%      1.40%         5.37% to 6.52%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2005                          277,932    13.55 to 27.72      $6,443,636       0.16%      1.40%        48.61% to 50.24%
          2004                           99,218    12.45 to 16.61      $1,586,192       0.22%      1.40%        21.46% to 22.80%
          2003                           28,092    11.00 to 13.52        $367,790       0.11%      1.40%        42.14% to 43.71%
          2002                            4,743     8.53 to 9.41          $40,460       0.00%      1.40%       -14.70% to -5.90%

    Worldwide Emerging Markets Fund
          2005                           89,750    11.95 to 24.92      $1,851,439       0.42%      1.40%        29.33% to 30.75%
          2004                           35,114    12.10 to 16.04        $556,621       0.19%      1.40%        23.33% to 24.70%
          2003                            6,647    12.71 to 12.86         $85,231       0.83%      1.40%        51.07% to 52.73%
          2002                           15,809     8.39 to 8.41         $132,276       0.00%      1.40%       -16.30% to -15.90%

    Worldwide Bond Fund
          2005                           21,595    9.67 to 12.84         $269,269       5.99%      1.40%        -4.99% to -3.95%
          2004                           16,272    10.78 to 13.37        $215,311       3.08%      1.40%         6.93% to 8.12%
          2003                            3,943    12.20 to 12.37         $48,670       0.00%      1.40%        15.77% to 17.05%

    Worldwide Real Estate Fund
          2005                           86,933    12.01 to 22.11      $1,822,059       2.00%      1.40%        18.56% to 19.87%
          2004                           72,114    12.65 to 18.44      $1,317,507       0.41%      1.40%        33.44% to 34.92%
          2003                           11,826    13.50 to 13.67        $161,110       0.00%      1.40%        31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2005                           19,712    11.02 to 14.85        $287,883       0.71%      1.40%        10.06% to 11.27%
          2004                           12,798    10.88 to 13.35        $169,492       0.90%      1.40%        9.66% to 10.88%
          2003                            2,291    11.96 to 12.03         $27,500       0.52%      1.40%        19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2005                        1,423,684    9.93 to 10.68      $14,845,904       3.60%      1.40%         0.02% to 1.48%
          2004                          536,842    10.27 to 10.53      $5,595,939       1.90%      1.40%         2.39% to 3.89%
          2003                          116,653    10.06 to 10.13      $1,179,472       3.59%      1.40%         0.58% to 1.32%

    Low Duration Portfolio
          2005                           74,785    9.40 to 10.09         $743,875       2.85%      1.40%        -1.03% to 0.06%
          2004                           57,054    9.90 to 10.09         $569,018       1.79%      1.40%         -0.22% to .88%
          2003                           12,373    9.92 to 10.00         $123,317       0.67%      1.40%        -0.76% to -0.03%

    High Yield Portfolio
          2005                          235,683    10.10 to 12.20      $2,811,545       6.20%      1.40%         0.69% to 3.13%
          2004                          268,133    10.76 to 11.83      $3,124,701       5.13%      1.40%         5.18% to 8.50%
          2003                          214,024    10.82 to 10.90      $2,328,621       1.93%      1.40%         8.22% to 9.01%

    Real Return Portfolio
          2005                          214,052    10.07 to 11.47      $2,409,086       2.77%      1.40%         0.02% to 1.13%
          2004                          121,145    10.59 to 11.34      $1,362,695       1.20%      1.40%         6.70% to 7.88%
          2003                           35,875    10.46 to 10.50        $375,938       2.62%      1.40%         4.32% to 5.09%

   Goldman Sachs
    Core Small Cap Equity
          2005                          125,629    10.07 to 10.69      $1,330,567       0.45%      1.40%         4.00% to 6.86%

    Growth & Income
          2005                           20,848    10.07 to 10.39        $216,287       1.78%      1.40%         3.57% to 3.93%

    Mid Cap Value
          2005                           18,065    10.83 to 11.34        $202,882       0.71%      1.40%        12.46% to 13.40%

   Nueberger Berman
    Fasciano
          2005                           17,914    10.21 to 10.31        $183,788       0.37%      1.40%         2.09% to 3.05%

    Mid Cap Growth
          2005                            3,138    11.13 to 11.39         $35,486       0.00%      1.40%        13.49% to 13.89%

    Regency
          2005                            7,290    11.10 to 11.22         $81,221       0.07%      1.40%        11.03% to 12.24%

   Premier
    OpCap Small Cap
          2005                              867    10.05 to 10.37          $8,790       0.00%      1.40%          .53% to .63%

    PEA Renaissance
          2005                            3,085     9.54 to 9.55          $29,448       0.00%      1.40%         4.62% to 4.53%


        * The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
        ** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.


        NOTE: The product group 1.40% Institutional on the face of each Statement of Assets & Liabilities is comprised of multiple products originating at differing times, resulting in different unit values for that particular expense ratio category. Unit values for that product group on the Statements of Assets & Liabilities represent weighted averages for all products in that group. The unit value ranges in Note 6 above reflect each of the product group 1.40% Institutional products.

                                     Part C

                                OTHER INFORMATION

Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement

(b) Exhibits:

     (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (1)

     (2)  Not Applicable

     (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (2)

          (b) Registered Representative Contract  (1)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (7)
          (b) Form of the Extra Credit Rider (6)
          (c) Form of the Estate Planning Rider (5)
          (d) Form of the Shortened CDSC Rider (6)
          (e) Form of the Five for Life Plus Rider (6)
          (f) Form of the GMDB Plus Rider (6)
          (g) Form of the GMIB Plus Rider (6)
          (h) Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

      (5) (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

      (6) (a) Articles of Incorporation of Midland National Life Insurance Company (1)

          (b) By-laws of Midland National Life Insurance Company  (1)

      (7) Not Applicable

      (8) (a) Form of Participation Agreement between Midland National Life Insurance Company and American Century Investment Services Inc. (1)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (3)

          (c) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse Asset Management, LLC (8)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus Corporation (8)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset Management, LLC (8)

          (g) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Investments (8)


          (h) Form of Participation Agreement between Midland National Life Insurance Company and Morgan Stanley Investment Management, Inc. (8)

          (i) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc. (9)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust (10)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC (11)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT (10)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates Corporation (12)

          (n) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck. (3)

          (o) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck (13)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (14)

          (q) Form of Participation Agreement between Midland National Life Insurance Company and ProFund Advisors, LLC (15)

     (9)  (a) Opinion and Consent of Counsel (16)
          (b) Power of Attorney

     (10) (a) Consent of Counsel (16)
          (b) Consent of Independent Auditors (16)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (3)

----------------------


(1) Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File number 33-64016).
(2) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).
(3) Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File 333-71800).
(4) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File 333-108437)
(5) Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File 333-71800)
(6) Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (File 333-128910)
(7) Incorporated herein by reference to Initial Filing on October 13, 2005 for Form N-4 (333-128978).
(8) Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 18, 2006 for Form N-4 (File 333-128910)
(9) Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)
(10) Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File 333-108437)
(11) Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File 333-14061)
(12) Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on January 14, 2002 (File 333-71800)
(13) Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File 333-108437)
(14) Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File 333-58300)
(15) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File 333-128910)
(16) Filed herewith



Item 25. Directors and Officers of the Depositor
---------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                   Position and Offices with Depositor
---------------------------------------------------------------------- -----------------------------------------------------

Michael Masterson................................................      Chief Executive Officer - Chairman

---------------------------------------------------------------------- -----------------------------------------------------

John Craig.......................................................      Senior Vice President - Director

---------------------------------------------------------------------- -----------------------------------------------------

Robert Korba.....................................................      Director

---------------------------------------------------------------------- -----------------------------------------------------
Steven C. Palmitier..............................................      President and Chief Operating Officer - Director
---------------------------------------------------------------------- -----------------------------------------------------

Stephen P. Horvat, Jr***......................................         Senior Vice President - Legal- Director

---------------------------------------------------------------------- -----------------------------------------------------
Donald J. Iverson.............................................         Senor Vice President and Corporate Actuary -
                                                                       Director
---------------------------------------------------------------------- -----------------------------------------------------
Melody Jensen.................................................         Vice President, General Counsel and Secretary
---------------------------------------------------------------------- -----------------------------------------------------
Thomas M. Meyer...............................................         Senior Vice President and Chief Financial Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***................................................      Senior Vice President and Chief Information Officer
---------------------------------------------------------------------- -----------------------------------------------------
Esfandyar Dinshaw**..............................................      President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder...................................................      Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan...............................................      Vice President, New Business
---------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer.................................................      Vice President, Product Development
---------------------------------------------------------------------- -----------------------------------------------------
Robert Tekolste**................................................      Senior Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Meg J. Taylor***.................................................      Vice President and Chief Compliance Officer
---------------------------------------------------------------------- -----------------------------------------------------
Tracy Michels***.................................................      Assistant Vice President and Deputy Compliance
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Kevin Bachmann...................................................      Senior Vice President, Sales, and Chief Marketing
                                                                       Officer
---------------------------------------------------------------------- -----------------------------------------------------
Gregory Helms....................................................      2nd Vice President, Policy Administration
---------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**.....................................................      Vice President and Chief Marketing Officer,
                                                                       Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Ron Markway**....................................................      2nd Vice President, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------
Michael Yanacheak**..............................................      2nd Assistant Vice President, Product
                                                                       Development, Annuity Division
---------------------------------------------------------------------- -----------------------------------------------------

Lance Larsen**...................................................      2nd Vice President, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Teri Ross**......................................................      Assistant Vice President, Variable Annuity
                                                                       Services, Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Sarah Theis**....................................................      Assistant Vice President, Product Development,
                                                                       Annuity Division

---------------------------------------------------------------------- -----------------------------------------------------

Richard T. Hicks.................................................      Assistant Vice President, Policy Administration

---------------------------------------------------------------------- -----------------------------------------------------

* Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
**    Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA
      50266
***   525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------
                                                                                              Percent Of Voting
  Name                                                        Jurisdiction                    Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------
     Sammons Communications, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                                100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                               Delaware                           5% by CISI
                                                                                                 95% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Midland National Life Insurance Company (MNL)               Iowa                                  100%

  ----------------------------------------------------------- --------------------------- --------------------------

  SFG Reinsurance Company, incorporated 11/30/2005            South Carolina                     100% by MNL

  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)                                                   Illinois                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance                                              100%
  of New York                                                 New York
  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                         99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                         Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                 Oklahoma                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                               50%
  ----------------------------------------------------------- --------------------------- --------------------------
  H2O Distribution, Inc.                                      Arkansas                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons VSC, Inc., merged into Sammons Distribution         Delaware                              100%
  Holdings, Inc. as of 6/30/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  Mylon C. Jacobs Supply Co.                                  Oklahoma                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                           Pennsylvania                          100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VPC, Inc.                                           Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Tie Investors, LLC                                          Texas                                  75%
  Name changed to Opus 5949 LLC as of 1/25/2005
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Distribution, Inc., merged into Sammons             Delaware                              100%
  Distribution Holdings, Inc. as of 6/30/2005

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons BW, Inc.,  merged into Sammons BW, Inc. as          Delaware                              100%
  of 6/30/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.                                                  Texas                                 100%
  ----------------------------------------------------------- --------------------------- --------------------------
  B-W Mex, Inc.                                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
  de C.V.  (ASPI)                                                                                 BW, Inc.
                                                              Mexico                          0.01% TMIS, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------

  Sealing Specialists of Texas, Inc., merged into             Texas                                 100%
  Sammons BW, Inc. as of 6/30/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.                                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust                                      Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                              Mexico                            1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                          Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.                                     Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                            Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Legacy Venture GP, Inc., merged into                Delaware                              100%
  Consolidated Investment Services, Inc. as of 12/29/2005

  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Legacy Venture LP, Inc.,  merged into               Delaware                              100%
  Consolidated Investment Services, Inc. as of 12/29/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                       Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Grand Bahama Hotel Co., sold to Ginn-LA International       Delaware                              100%
  Business Company, Ltd as of 8/17/2005.

  ----------------------------------------------------------- --------------------------- --------------------------
  Jack Tar Grand Bahama Limited                               Bahamas                               100%
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.                             Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.                                         Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc.                                    Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities Company, L.L.C.                          Delaware                               50%
  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc.                                  Delaware                              100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sponsor Investments, L.L.C.                                 Texas                                  75%
  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                   Delaware                               80%
  ----------------------------------------------------------- --------------------------- --------------------------

Item 27. Number of Contract Owners
As of the date of this filing, no contracts have been sold.

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ------------------------------------------
                  Name and Principal                              Positions and Offices with
                  Business Address*                               Sammons Securities Company, LLC
                  ----------------------------------------------- ------------------------------------------
                  Steve Palmitier                                 President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------

                  Jerome S. Rydell                                Vice-Chairman

                  ----------------------------------------------- ------------------------------------------
                  Michael Masterson                               Chairman
                  525 West Van Buren
                  Chicago, IL  60607
                  ----------------------------------------------- ------------------------------------------
                  Michael J. Brooks                               Vice-President
                  ----------------------------------------------- ------------------------------------------
                  Kevin Bachmann                                  Chief Marketing Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Lisa S. Hoyne                                   Vice-President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ------------------------------------------
                  Brandon D. Rydell                               Vice-President

                  ----------------------------------------------- ------------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
            (1)                         (2)                       (3)                    (4)                   (5)

                                 Net Underwriting
     Name of Principal             Discounts and           Compensation on            Brokerage               Other
        Underwriter                 Commissions               Redemption             Commissions          Compensation**

---------------------------- -------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities                   0                         0                      0                     0
       Company, LLC
---------------------------- -------------------------- ------------------------ --------------------- ---------------------

*Represents commissions paid on Vector II variable annuity contracts. As of May 1, 2006, no Vector II variable annuity contracts have been sold and no commissions have been paid with respect to these Contracts.
** Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 25th day of April, 2006.



                                                                 MIDLAND NATIONAL LIFE
                                                                 SEPARATE ACCOUNT C (REGISTRANT)

     Attest:  /s/                                           By: /s/*
             -------------------------------------              -------------------------------------------------
                                                                           Michael M. Masterson
                                                                          Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 INSURANCE COMPANY (DEPOSITOR)

     Attest:  /s/                                           By:  /s/   *
             -----------------------------------------------     -------------------------------------------------
                                                                          Michael M. Masterson
                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

               Signatures                                          Title

/s/  *                                         Chairman of the Board of Directors,
-------------------------------------          Director, Chief Executive Officer
      MICHAEL M. MASTERSON                     (Principal Executive Officer)

/s/  *                                         Senior Vice President, Chief Financial Officer
------------------------------------           (Principal Financial Officer), Director
      THOMAS M. MEYER

/s/  *                                         Senior Vice President, Director
------------------------------------
      JOHN J. CRAIG, II

/s/  *                                         President and Chief Operating Officer, Director
------------------------------------
      STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
------------------------------------           Corporate Actuary
      DONALD J. IVERSON

/s/  *                                         Director, Senior Vice President-Legal
------------------------------------
      STEPHEN P. HORVAT, JR.


/s/  *                                         Director, President
------------------------------------           of Sammons Enterprises, Inc.
      ROBERT W. KORBA


*By:  /s/___________________________          Date:    April 25, 2006
                                                    ----------------------

           Therese M. Michels
           Attorney-in-Fact
       Pursuant to Power of Attorney

                                                          Registration No.


                                              333-128978 Post-Effective Amendment No. 1




----------------------------------------------------------------------------------------------------------------------------------

                                                    SECURITIES AND EXCHANGE COMMISSION
                                                          WASHINGTON, D.C. 20549


----------------------------------------------------------------------------------------------------------------------------------



                                                              EXHIBITS

                                                                 TO

                                                              FORM N-4

                                                       REGISTRATION STATEMENT

                                                                UNDER

                                                     THE SECURITIES ACT OF 1933

                                                                 FOR

                                              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                                                 AND

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY



----------------------------------------------------------------------------------------------------------------------------------

                                                            EXHIBIT INDEX



---------------------------- --------------------------------------------------
     Item                         Exhibit
---------------------------- --------------------------------------------------

     24(b)(9)(a)                  Opinion and Consent of General Counsel

---------------------------- --------------------------------------------------

     24(b)(9)(b)                  Power of Attorney

---------------------------- --------------------------------------------------
     24(b)(10)(a)                 Consent of  Counsel
---------------------------- --------------------------------------------------
     24(b)(10)(b)                 Consent of Independent Auditor
---------------------------- --------------------------------------------------

April 25, 2006



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-128978 Post-Effective Amendment No.
1) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,




Stephen P. Horvat, Jr.
Senior Vice President - Legal

POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-119088; 333-108437;
333-71800; 33-64016; 333-128910; 333-128978) and under the Investment Company
Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.


IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2006.

SIGNATURE                            DATE             SIGNATURE                            DATE

/s/                                  1/26/06          /s/                                  1/26/06
------------------------------------ -------          ------------------------------------ -------
Michael M. Masterson                                  John J. Craig II



/s/                                  1/26/06          /s/                                  1/26/06
------------------------------------ -------          ------------------------------------ -------
Steven C. Palmitier                                   Donald J. Iverson



/s/                                  1/26/06          /s/                                  1/26/06
------------------------------------ -------          ------------------------------------ -------
Stephen P. Horvat, Jr.                                         Thomas M. Meyer



/s/                                  1/27/06
------------------------------------ -------
Robert W. Korba


                                 April 21, 2006




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE:      Vector II Variable Annuity
                            Form N-4, File No. 333-128978

Gentlemen:

          We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-128978). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.


                             Very truly yours,

                             SUTHERLAND ASBILL & BRENNAN LLP



                             By:      /s/
                                  --------------------------------------------
                                     Frederick R. Bellamy

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the inclusion in Post-Effective Amendment No. 1 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-128978) of our report dated April 19, 2006, on our audit of the financial statements of Midland National Life Separate Account C and our report dated April 3, 2006, on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Statements" and "Financial Matters" in such Registration Statement.

/s/

St. Louis, Missouri
April 25, 2006